UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Lawrence Davanzo, President

1299 Ocean Avenue, Suite 700

Santa Monica, CA 90401-1085

(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by PFPC Distributors, Inc.

Dear Shareholders:

We are pleased to present this annual report to shareholders of the Wilshire Variable Insurance Trust (the “Funds”). This report covers the period from January 1, 2006, to December 31, 2006 (the “Period”), for the Equity, Balanced, Income, Short-Term Investment, Small Cap Growth, International Equity and Socially Responsible Funds.

A disciplined approach to investing is the hallmark of Wilshire Associates’ management of the Wilshire Variable Insurance Trust. We work to provide our valued shareholders with investment vehicles.

In our management of the trust, Wilshire monitors each of the Funds to ensure quality sub-advisers are working to add value for shareholders. We strive to provide you with viable investment options and appreciate your continued confidence in our work as you plan for retirement.

Discussion of the Capital Markets in 2006

The U.S. stock market posted its fourth consecutive annual advance in 2006, with the Dow Jones Wilshire 5000 Index up 15.77%. A fifth straight year of double-digit corporate earnings growth and an active mergers and acquisitions environment, fueled in large part by record levels of private equity buyouts, encouraged equity investors to push stocks higher.

Despite concerns of volatile energy prices, higher short-term interest rates, and declining home building activities, investors benefited from a strong 4th quarter rally in the broad U.S. equity market. The market rose 7.2% in the last three months of the year, the strongest quarterly return in two years.

The U.S. equity market advance was led by small cap stocks, whose outperforming trend against large cap stocks was extended to eight consecutive years. The Dow Jones Wilshire Small Cap Index returned 16.99% for the year, outperforming the Dow Jones Wilshire Large Cap Index by 1.37% for the same period. The investment environment for growth investors remained challenging. Healthcare and technology, the traditional growth sectors of the economy, lagged behind the more cyclical sectors of Energy and Materials. As a result, the 9.71% return of the Dow Jones Wilshire Top 2500 Growth Index trailed the Dow Jones Wilshire Top 2500 Value Index by 11.93% for the year.

The bond market returns improved in 2006, returning 4.33% as compared to the 2.43% return from the previous year. Bond investors experienced positive returns during the second half of the year as the Federal Reserve paused from its interest rate tightening campaign and left short-term interest rates unchanged. After raising the key Federal Funds rate four times in the first six months of the year, from 4.25% to 5.25%, the Federal Reserve refrained from further rate hikes for the rest of the year on concerns of a rapidly slowing economy. The stability in short-term interest rates served as catalyst for positive bond returns in the latter part of the year.

International equities continued the out-performance against U.S. equities for the fourth consecutive year. Measured in U.S. dollar terms, the MSCI AC World ex. U.S. Index returned 26.65% for the Period, handily outpacing the 15.77% return for the Dow Jones Wilshire 5000 Index. Strong economic growth and higher energy prices boosted returns of emerging markets around the globe. Emerging markets, as measured by the MSCI Emerging Market Index, advanced 32.16% for the Period. U.S. Gross Domestic Product growth slowed progressively during the year. The latest GDP figure showed an annualized growth of 2.0% for the 3rd quarter of 2006, lower than the 5.6% and 2.6% annualized growth figures recorded for the 1st and 2nd quarters of the year. Data from the U.S. Department of Labor suggested further strengthening of the labor market. Non-farm payrolls increased by 167,000 in December; and the unemployment rate fell from 4.9% to 4.5% over the year. The Consumer Price Index climbed by 2.5% for the Period, the best showing since 2003 and nearly a full percentage point lower than the 3.4% jump in 2005. The CPI report showed that core inflation, which excludes energy and food costs, rose 2.6% last year, compared with 2.2% gains in both 2004 and 2005. It was highest increase since a 2.7% jump in 2001.

We thank our loyal shareholders for their business and ongoing support. Thank you for your continued confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo, President

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND COMMENTARY

Average Annual Total Return
One Year Ended 12/31/06	16.92%
Five Years Ended 12/31/06	6.99%
Ten Years Ended 12/31/06	5.19%

COMPARATIVE PERFORMANCE

Comparative of Change in Value of $10,000 Investment in the Equity Fund

and the Standard & Poors 500 Index from 12/31/96 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent performance can be found at your particular insurance company.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 0.03% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND COMMENTARY - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

The Equity Fund (the “Fund”) is structured to provide shareholders exposures to a diversified set of investment opportunities to the large capitalization companies within the U.S. stock market. The Fund was restructured on August 14, 2006 by replacing two prior subadvisors with new managers, which are Pzena Investment Management, LLC and New York Life Investment Management LLC. The restructure improves the Fund’s overall risk-adjusted return potential and closely aligns its portfolio to the shareholders’ objective in gaining diversified exposure to the U.S. large capitalization stocks.

For the 12-month period ended December 31, 2006, (the “Period”), the Fund returned 16.92%. The Period marked the fourth consecutive year of positive returns for the Fund. Relative to the 15.81% return for its benchmark, the S&P 500 Index, the Fund outperformed by 1.11% for the Period. Several factors contributed to the Fund’s relative performance against the benchmark. The Fund’s overweighting to the Financials sector combined with its underweighting to the Technology sector added to performance. Holdings in Goldman Sachs, Morgan Stanley, JP Morgan, and Bank of America were among the chief performance contributors within the Financials sectors. The general environment for companies within Health Care and Technology sectors continued to be challenging as companies such as Amgen, Medtronics, Intel, and Qualcomm retreated more than 10% for the Period. Lastly, the Fund benefited from its emphasis on buying companies with reasonable valuations as large value companies outperformed large growth companies for the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total long-term investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST BALANCED FUND COMMENTARY

Average Annual Total Return
One Year Ended 12/31/06	11.59%
Five Years Ended 12/31/06	6.67%
Ten Years Ended 12/31/06	6.00%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the Balanced Fund

and the Stock/Bond Index from 12/31/96 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1) Stock/Bond Index: Through April 30, 1997, a blend of 60% S&P 500 Index (an unmanaged index consisting of 500 stocks) and 40% Lehman Brothers Intermediate Government/Corporate Bond Index (an unmanaged index consisting of U.S. Treasury bonds, U.S. Agency bonds and investment grade corporate bonds with intermediate maturities) was used. A blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index were used thereafter. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including Government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 0.02% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST BALANCED FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION*

(As of December 31, 2006)

The Balanced Fund (the “Fund”) is structured to provide long-term investors with an appropriate exposure to both equities and fixed income securities. In achieving the desired exposure to the blend of equities and fixed income, the Fund invests 60% and 40% of its assets in the Equity Fund and the Income Fund, respectively.

For the 12-month period ended December 31, 2006 (the “Period”), the Fund returned 11.59%. It’s the fourth consecutive year that the Fund has delivered positive returns to shareholders. Relative to its blended benchmark returns comprised of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index, the Fund outperformed by 0.47% for the Period. The outperformance is chiefly attributed to the strong performance of the Equity Fund against the S&P 500 Index. For the Period, the return of the Income Fund virtually matched that of the Lehman Brothers Aggregate Bond index.

The Balanced Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the Balanced Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the Balanced Fund. The Balanced Fund is subject to the risks of the underlying funds it holds. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total long-term investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND COMMENTARY

Average Annual Total Return
One Year Ended 12/31/06	3.99%
Five Years Ended 12/31/06	5.45%
Ten Years Ended 12/31/06	6.05%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the Income Fund,

the Lehman Brothers Intermediate Government/Corporate Bond Index and

the Lehman Brothers Aggregate Bond Index from 12/31/96 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

(1) Through April 30, 1997, the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index consisting of U.S. Treasury bonds, U.S. agency bonds and investment grade corporate bonds with intermediate maturities was used. The Lehman Brothers Aggregate Bond Index, an unmanaged index, was used thereafter. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including Government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 0.03% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND COMMENTARY - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

The Income Fund (the “Fund”) is managed by Western Asset Management Company and Western Asset Management Limited (collectively, “Western”), and BlackRock Financial Management, Inc. (“BlackRock”). Shareholders of the Fund, through Western and BlackRock, gain broad exposures to all areas of the core U.S. bond market.

The Fund returned 3.99% for the 12-month period ended December 31, 2006 (the “Period”). For the same period, the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index returned 4.33%, 190 basis points higher than its return of 2.43% for the year 2005. The higher return environment for bonds was attributed to the Federal Reserve’s less aggressive interest rate hike campaign during the Period. After successively raising short-term interest rate for most of the year, the Fed left rates unchanged in the fourth quarter due to concerns of a rapidly slowing economy. The stability of short-term interest rates and a flattening yield curve provided the catalyst for positive bond returns in the latter months of the year.

The Fund’s slightly defensive position against rising interest rates and the shorter than benchmark duration contributed positively to its performance. In addition, small and opportunistic allocations to high yield and non U.S. dollar bonds helped to boost returns against the benchmark. As long as the condition of a flattening or inverted yield curve persists, the Fund will further maintain its defensive profile with a shorter than benchmark duration while it seeks to add incremental returns through opportunistic investments in non-traditional sectors of the bond market.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND COMMENTARY

Average Annual Total Return
One Year Ended 12/31/06	4.71%
Five Years Ended 12/31/06	2.33%
Ten Years Ended 12/31/06	3.74%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the Short-Term Investment Fund

and the Treasury Bill Index from 12/31/96 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

The Treasury Bill Index is an unmanaged index consisting of U.S. Treasury bills with 90-day maturities. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent performance can be found at your particular insurance company.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 1.17% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND COMMENTARY - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

The Short-Term Investment Fund (the “Fund”) is managed by Western Asset Management Company. For the 12-month period ended December 31, 2006, the Fund returned 4.71%, virtually matching the 4.81% return of its benchmark, the Treasury Bill Index for the same period. The Fund’s marginal underperformance is attributable to trading costs and fees paid to the investment adviser. During the Period, short-term interest rates continued to rise with the key Federal Funds Rate ending at 5.25% at the end of the year. On the other hand, the yield curve for bonds remained flat and slightly inverted whereby the yield for longer maturity bonds was less than that for short-term maturity bonds. The inversion of the yield curve actually enhanced short-term bond investors as the Treasury Bill Index outperformed the intermediate maturity Lehman Brothers Aggregate Bond Index for the Period.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND COMMENTARY

Average Annual Total Return
One Year Ended 12/31/06	11.42%
Five Years Ended 12/31/06	3.23%
Inception (03/10/97) through 12/31/06	4.62%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the Small Cap Growth Fund

and the Russell 2000 Growth Index from 3/10/97 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

The Russell 2000 Growth Index is an unmanaged index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent performance can be found at your particular insurance company.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 0.16% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND COMMENTARY - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

The Small Company Growth Fund (the “Fund”) went through a restructure on June 29, 2006. The Fund is currently managed by Copper Rock Capital Partners and Bank of New York. The restructure improves the Fund’s overall risk-adjusted return potential and more closely aligns its portfolio to the objective of broad exposure to the U.S. small cap growth segment of the market. For the 12-month period ending December 31, 2006 (the “Period”), the Fund delivered 11.42% return. The Period marked the fourth consecutive year of positive returns for the Fund. The Fund’s double-digit return trailed its benchmark, the Russell 2000 Growth Index, which returned 13.35% for the Period.

Small growth companies substantially outperformed large growth companies for the Period. The 13.35% return for the Russell 2000 Growth Index was 4.35% higher than the Russell 1000 Growth Index’s 9.06% return. The Fund benefited from its broad exposure to the small cap growth segment of the market as some of the best returns were generated from non-traditional growth sectors, such as Materials, Utilities, Telecommunications, and Consumer Staples. Traditional growth sectors such as Health Care and Information Technology continue to struggle in providing market leadership. Both sectors underperformed the broad small cap growth market for the Period, an indication that growth investors still face significant headwind in the current market.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

*	Based on percent of the Fund’s total long-term investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND COMMENTARY

Average Annual Total Return
One Year Ended 12/31/06	23.76%
Five Years Ended 12/31/06	9.55%
Inception (03/10/97) through 12/31/06	6.13%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the International Equity Fund

and the MSCI EAFE Index from 3/10/97 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns. Recent performance can be found at your particular insurance company.

The MSCI EAFE Index (the “Index”) is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia and the Far East. The Index reflects performance from 2/28/97 through 12/31/06. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 0.17% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND COMMENTARY - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

The International Equity Fund (the “Fund”) was restructured in June of 2006. The Fund is managed by The Boston Company Asset Management LLC and PanAgora Asset Management, Inc. The Fund retains its multi-manager portfolio and brings the benefits of improved risk-adjusted return characteristics to its shareholders.

The Fund returned 23.76% for the 12-month period ended December 31, 2006 (the “Period”). For the fourth consecutive year, the Fund returned positive double-digit returns to shareholders. The Fund’s benchmark index, the MSCI EAFE Index returned 26.35%. Good stock selection and country allocations added to the Fund’s return for the Period. The Fund’s underweighting to Japan and the United Kingdom proved to be most beneficial to performance as the stock market for those two countries struggled for most of the year. The Fund’s industry allocation was the key reason it underperformed the benchmark for the Period. In particular, the Fund’s underweighting to Utilities and Basic Materials industries detracted from its performance as further industry consolidations and high basic material prices served as catalysts for stock appreciations in these two industries.

Foreign securities may be subject to a higher degree of market risk due to currency fluctuations, lack of liquidity, and political and economic instability. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total long-term investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND COMMENTARY - (Continued)

Average Annual Total Return
One Year Ended 12/31/06	20.52%
Five Years Ended 12/31/06	9.79%
Inception (03/10/97) through 12/31/06	9.13%

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the Socially Responsible Fund,

the Russell 1000 Value Index and S&P 500 Index from 3/10/97 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

The Standard & Poors 500 Index is an unmanaged index consisting of 500 stocks. The Russell 1000 Value Index is an unmanaged index consisting of 1,000 stocks. The Standard & Poors 500 Index, a core benchmark, is expected to be a better benchmark comparison for the Fund’s core strategy. The Russell 1000 Value Index will not be shown in the future. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes. Recent performance can be found at your particular insurance company.

During certain periods since inception, certain fees and expenses were waived and reimbursed. For the year ended 12/31/06, fees totaling 0.09% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns since inception would have been lower.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND COMMENTARY - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of December 31, 2006)

The Socially Responsible Fund (the “Fund”) is managed by AllianceBernstein L.P. The Fund changed its benchmark from the Russell 1000 Value Index to the S&P 500 Index on May 15, 2006. The change is consistent with the Fund’s objective to invest in high quality large domestic companies. The Fund returned 20.52% for the 12-month period ended December 31, 2006 (the “Period”). For the fourth consecutive year, the Fund has provided positive returns to shareholders. The Fund’s benchmark, which is the S&P 500 Index, returned 19.53% for the same period. The Fund’s outperformance was driven entirely by good stock selection during the year.

The Fund had positive stock selection in the Industrials and Utilities sectors. The Fund’s underweighting to the Industrials sector and overweighting to telecommunication companies proved to be beneficial as these two sectors provided strong double-digit returns for the Period. High oil and basic material prices served as tailwinds for companies within the Energy and Materials sectors. While Energy and Materials stocks performed well for the year, the Fund’s lack of exposure to those sectors due to socially responsible requirements detracted from its performance.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns.

*	Based on percent of the Fund’s total long-term investments in securities market value.

WILSHIRE VARIABLE INSURANCE TRUST DISCLOSURE OF FUND EXPENSES For the Six-Month Period Ended December 31, 2006

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

WILSHIRE VARIABLE INSURANCE TRUST DISCLOSURE OF FUND EXPENSES - (Continued) For the Six-Month Period ended December 31, 2006

	Beginning Account Value 7/1/2006	Ending Account Value 12/31/2006	Expense Ratio(1)	Expenses Paid During Period 7/1/2006-12/31/2006(2)(3)
Equity Fund
Actual Fund Return	$1,000.00	$1,131.20	1.08%	$5.80
Hypothetical 5% Return	$1,000.00	$1,019.76	1.08%	$5.50

Balanced Fund(4)
Actual Fund Return	$1,000.00	$1,097.10	0.11%	$0.58
Hypothetical 5% Return	$1,000.00	$1,024.65	0.11%	$0.56

Income Fund
Actual Fund Return	$1,000.00	$1,047.50	1.04%	$5.37
Hypothetical 5% Return	$1,000.00	$1,019.96	1.04%	$5.30

Short Term Investment Fund
Actual Fund Return	$1,000.00	$1,025.40	0.13%	$0.66
Hypothetical 5% Return	$1,000.00	$1,024.55	0.13%	$0.66

Small Cap Growth Fund
Actual Fund Return	$1,000.00	$1,058.70	1.60%	$8.30
Hypothetical 5% Return	$1,000.00	$1,017.14	1.60%	$8.13

International Equity Fund
Actual Fund Return	$1,000.00	$1,141.00	2.49%	$13.44
Hypothetical 5% Return	$1,000.00	$1,012.65	2.49%	$12.63

Socially Responsible Fund
Actual Fund Return	$1,000.00	$1,129.90	1.39%	$7.46
Hypothetical 5% Return	$1,000.00	$1,018.20	1.39%	$7.07

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)	Expenses shown do not include annuity contract fees.
(4)	The expense ratio does not include the expenses of the underlying funds.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 98.3%

Consumer Discretionary — 14.2%
2,818	Abercrombie & Fitch Co., Class A	$196,217
2,463	Aeropostale, Inc.†	76,033
10,195	American Eagle Outfitters	318,186
3,011	American Greetings Corp., Class A	71,873
3,712	AnnTaylor Stores Corp.†	121,902
7,125	Apollo Group, Inc., Class A†	277,661
3,723	ArvinMeritor, Inc.	67,870
7,840	Autonation, Inc.†	167,149
29,504	Autozone, Inc.†	3,409,482
2,623	Barnes & Noble, Inc.	104,159
4,474	Belo Corp., Class A	82,187
5,787	Best Buy Co., Inc.	284,663
5,564	Big Lots, Inc.†	127,527
3,701	Black & Decker Corp.	295,969
1,327	Blyth, Inc.	27,535
1,621	Bob Evans Farms, Inc.	55,471
1,466	BorgWarner, Inc.	86,523
6,346	Brinker International, Inc.	191,395
4,440	Brunswick Corp.	141,636
4,866	Career Education Corp.†	120,579
431	CBRL Group, Inc.	19,292
110,806	CBS Corp., Class B(a)	3,454,931
6,276	Charming Shoppes, Inc.†	84,914
3,678	Claire’s Stores, Inc.	121,889
7,567	Clear Channel Communications, Inc.	268,931
42,730	Comcast Corp., Class A†	1,808,761
81,900	Comcast Corp., Special Class A†	3,429,972
4,541	Corinthian Colleges, Inc.†	61,894
7,019	Darden Restaurants, Inc.	281,953
1,892	DeVry, Inc.	52,976
1,938	Dillard’s, Inc., Class A	67,772
9,513	DIRECTV Group, Inc. (The)†	237,254
5,224	Dollar Tree Stores, Inc.†	157,242
14,613	Eastman Kodak Co.	377,015
1,406	Entercom Communications Corp., Class A	39,621
991	Family Dollar Stores, Inc.	29,066
27,527	Federated Department Stores, Inc.	1,049,604
95,919	Ford Motor Co.	720,352
7,900	Fortune Brands, Inc.(a)	674,581
625	Furniture Brands International, Inc.	10,144
1,421	Gannett Co., Inc.	85,914
27,307	Gap, Inc. (The)	532,486
19,582	General Motors Corp.	601,559
2,296	Goodyear Tire & Rubber Co. (The)†	48,193
1,224	Hanesbrands, Inc.†	28,911
13,306	Harley-Davidson, Inc.	937,674
1,544	Harrah’s Entertainment, Inc.	127,720
2,242	Harte-Hanks, Inc.	62,126
8,313	Hasbro, Inc.	226,529
39,900	Hilton Hotels Corp.	1,392,510
40,050	Home Depot, Inc.	1,608,408
2,756	IAC/InterActiveCorp.†	102,413
1,543	ITT Educational Services, Inc.†	102,409
11,437	J.C. Penney Co., Inc.	884,766
39,775	Johnson Controls, Inc.	3,417,468
5,760	Jones Apparel Group, Inc.	192,557
66,960	Kohl’s Corp.†(a)	4,582,073
2,620	Lear Corp.	77,369
1,743	Lee Enterprises, Inc.	54,138
5,277	Lennar Corp., Class A	276,831
3,168	Liz Claiborne, Inc.	137,681
78,875	Magna International, Inc., Class A	6,353,381
19,251	Mattel, Inc.	436,228
96,219	McDonald’s Corp.	4,265,388
17,939	McGraw-Hill Cos., Inc. (The)	1,220,211
45,819	Melco PBL Entertainment (Macau), Ltd. ADR†	974,112
737	Meredith Corp.	41,530
854	Modine Manufacturing Co.	21,376
1,360	Mohawk Industries, Inc.†	101,810
3,481	Newell Rubbermaid, Inc.	100,775
13,614	Nike, Inc., Class B(a)	1,348,194
11,616	Nordstrom, Inc.	573,133
14,376	Office Depot, Inc.†	548,732
3,758	OfficeMax, Inc.	186,585
8,770	Omnicom Group, Inc.	916,816
3,383	Payless Shoesource, Inc.†	111,030
1,163	Polo Ralph Lauren Corp.	90,319
6,934	RadioShack Corp.	116,352
2,343	Regis Corp.	92,642
2,785	Rent-A-Center, Inc.†	82,185
2,662	Ross Stores, Inc.	77,997
3,502	Saks, Inc.	62,406
1,124	Scholastic Corp.†	40,284
4,320	Sears Holdings Corp.†	725,458
5,728	Sherwin-Williams Co. (The)	364,186
3,016	Snap-On, Inc.	143,682
367	Sotheby’s	11,384
1,530	Stanley Works (The)	76,944
37,000	Starwood Hotels & Resorts Worldwide, Inc.	2,312,500
55,900	Target Corp.	3,189,095
432	Thor Industries, Inc.	19,004
1,302	Timberland Co., Class A†	41,117
131,005	Time Warner, Inc.	2,853,289
159,758	TJX Cos., Inc.	4,556,298
11,300	Toyota Motor Corp. ADR	1,517,703
2,993	Tupperware Brands Corp.	67,672
4,126	Univision Communications, Inc., Class A†	146,143
1,510	Valassis Communications, Inc.†	21,895
3,920	VF Corp.	321,754
45,553	Walt Disney Co. (The)	1,561,101
1,802	Wendy’s International, Inc.	59,628
56,100	Whirlpool Corp.(a)	4,657,422
831	Wiley (John) & Sons, Inc., Class A	31,969

		75,091,646

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Consumer Staples — 6.2%
1,509	Alberto-Culver Co.	$32,368
31,139	Altria Group, Inc.	2,672,349
16,537	Archer-Daniels-Midland Co.	528,523
22,737	Avon Products, Inc.	751,231
10,015	Campbell Soup Co.	389,483
5,062	Coca-Cola Co. (The)	244,242
3,408	Coca-Cola Enterprises, Inc.	69,591
25,993	ConAgra Foods, Inc.	701,811
2,537	Energizer Holdings, Inc.†	180,102
6,566	Estee Lauder Cos., Inc. (The), Class A	268,024
17,940	General Mills, Inc.	1,033,344
12,595	HJ Heinz Co.	566,901
2,925	J.M. Smucker Co. (The)	141,775
4,332	Kroger Co. (The)	99,939
1,707	McCormick & Co., Inc.	65,822
2,332	Molson Coors Brewing Co., Class B	178,258
5,968	Pepsi Bottling Group, Inc.	184,471
1,550	PepsiAmericas, Inc.	32,519
6,203	PepsiCo, Inc.	387,998
158,185	Procter & Gamble Co.	10,166,550
5,492	Reynolds American, Inc.	359,561
14,029	Safeway, Inc.	484,842
227,105	Sara Lee Corp.	3,867,598
2,684	Supervalu, Inc.	95,953
1,332	Universal Corp.	65,281
8,187	UST, Inc.	476,483
144,949	Wal-Mart Stores, Inc.	6,693,745
34,200	Wm. Wrigley Jr. Co.(a)	1,768,824

		32,507,588

Energy — 6.3%
14,425	Anadarko Petroleum Corp.	627,776
14,700	BJ Services Co.(a)	431,004
40,850	BP PLC ADR	2,741,035
55,305	Chevron Corp.	4,066,577
6,190	ConocoPhillips	445,370
115,831	Exxon Mobil Corp.	8,876,130
22,200	GlobalSantaFe Corp.	1,304,916
219,981	Halliburton Co.(a)	6,830,410
1,765	Kinder Morgan, Inc.	186,649
18,315	Marathon Oil Corp.	1,694,137
8,953	Noble Energy, Inc.	439,324
30,990	Occidental Petroleum Corp.	1,513,242
1,549	Overseas Shipholding Group	87,209
2,005	Patterson-UTI Energy, Inc.	46,576
3,182	Pioneer Natural Resources Co.	126,294
3,916	Plains Exploration & Production Co.†	186,127
22,000	Schlumberger, Ltd.	1,389,520
5,716	Sunoco, Inc.	356,450
3,007	Tidewater, Inc.	145,418
31,208	Valero Energy Corp.	1,596,601

		33,090,765

Financials — 28.0%
16,577	ACE, Ltd.	1,004,069
25,284	Aflac, Inc.	1,163,064
127,561	Allstate Corp. (The)	8,305,497
2,205	AMBAC Financial Group, Inc.	196,399
17,278	American Express Co.	1,048,256
3,563	American Financial Group, Inc.	127,947
76,450	American International Group, Inc.	5,478,407
6,248	AmeriCredit Corp.†	157,262
12,398	Ameriprise Financial, Inc.	675,691
132,105	AON Corp.	4,668,591
4,248	Associated Banc-Corp.	148,170
85,379	Bank of America Corp.	4,558,385
634	Bank of Hawaii Corp.	34,204
43,099	Bank of New York Co., Inc. (The)	1,696,808
11,747	BB&T Corp.	516,046
2,194	Brown & Brown, Inc.	61,893
16,917	Capital One Financial Corp.	1,299,564
1,207	CB Richard Ellis Group, Inc., Class A†	40,072
2,205	CBOT Holdings, Inc., Class A†	333,991
188,522	Charles Schwab Corp. (The)	3,646,015
2,630	Chicago Mercantile Exchange Holdings, Inc., Class A	1,340,642
20,941	Chubb Corp.	1,107,988
245,554	Citigroup, Inc.	13,677,358
1,539	City National Corp.	109,577
57,807	Comerica, Inc.	3,392,115
5,478	Commerce Bancorp, Inc.	193,209
3,689	Countrywide Financial Corp.	156,598
76,500	Credit Suisse Group ADR	5,343,525
731	Cullen/Frost Bankers, Inc.	40,804
3,398	Edwards (A.G.), Inc.	215,059
395	Everest Re Group, Ltd.	38,753
141,548	Fannie Mae	8,406,536
1,147	Federated Investors, Inc., Class B	38,746
130,525	Fidelity National Financial, Inc., Class A	3,116,937
14,163	Fifth Third Bancorp	579,692
4,927	First American Corp.	200,430
3,150	First Horizon National Corp.	131,607
1,360	FirstMerit Corp.	32,830
46,481	Franklin Resources, Inc.	5,120,812
90,025	Freddie Mac	6,112,698
23,070	Genworth Financial, Inc., Class A	789,225
11,504	Goldman Sachs Group, Inc.(a)	2,293,322
15,163	Hartford Financial Services Group, Inc.	1,414,860
5,686	HCC Insurance Holdings, Inc.	182,464
2,243	Horace Mann Educators Corp.	45,309
6,073	Huntington Bancshares, Inc.	144,234
3,980	Janus Capital Group, Inc.	85,928
1,297	Jefferies Group, Inc.	34,786
221,160	JPMorgan Chase & Co.	10,682,028
1,113	KeyCorp	42,327
16,800	Lazard, Ltd., Class A	795,312
35,700	Legg Mason, Inc.	3,393,285
1,778	Lehman Brothers Holdings, Inc.	138,897

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Financials (continued)
3,746	Lincoln National Corp.	$248,734
23,100	Loews Corp.	957,957
1,813	Mercury General Corp.	95,599
7,402	Merrill Lynch & Co., Inc.	689,126
119,366	MetLife, Inc.	7,043,788
753	MGIC Investment Corp.	47,093
63,766	Morgan Stanley	5,192,465
19,516	National City Corp.	713,505
8,568	Northern Trust Corp.	519,992
514	Nuveen Investments, Inc., Class A	26,666
24,200	NYSE Group, Inc.†	2,352,240
11,695	Old Republic International Corp.	272,260
1,354	PMI Group, Inc. (The)	63,868
13,725	Principal Financial Group, Inc.	805,658
766	Progressive Corp. (The)	18,553
3,566	Protective Life Corp.	169,385
3,623	Radian Group, Inc.	195,316
4,085	Raymond James Financial, Inc.	123,816
18,457	Regions Financial Corp.	690,283
5,720	Safeco Corp.	357,786
2,016	SEI Investments Co.	120,073
2,781	Stancorp Financial Group, Inc.	125,284
884	SVB Financial Group†	41,212
4,096	Synovus Financial Corp.	126,280
8,358	T. Rowe Price Group, Inc.	365,830
2,190	TCF Financial Corp.	60,050
76,449	Torchmark Corp.	4,874,388
31,600	UBS AG	1,906,428
247	Unitrin, Inc.	12,377
17,437	UnumProvident Corp.	362,341
8,571	W.R. Berkley Corp.	295,785
6,317	Wachovia Corp.	359,753
2,760	Waddell & Reed Financial, Inc., Class A	75,514
111,320	Washington Mutual, Inc.	5,063,947
28,306	Wells Fargo & Co.	1,006,561
800	Westamerica Bancorp	40,504
105,451	XL Capital, Ltd., Class A	7,594,581

		147,573,222

Health Care — 11.6%
1,122	Advanced Medical Optics, Inc.†	39,494
27,776	Aetna, Inc.	1,199,368
39,500	Alcon, Inc.	4,414,915
77,871	AmerisourceBergen Corp.	3,501,080
5,627	Amgen, Inc.†	384,380
5,818	Applera Corp. - Applied Biosystems Group	213,462
2,176	Apria Healthcare Group, Inc.†	57,990
2,011	Barr Pharmaceuticals, Inc.†	100,791
478	Biomet, Inc.	19,727
263,850	Bristol-Myers Squibb Co.	6,944,532
20,711	Cardinal Health, Inc.	1,334,410
6,034	Caremark Rx, Inc.	344,602
1,938	Cigna Corp.	254,983
8,094	Coventry Health Care, Inc.†	405,105
667	Dentsply International, Inc.	19,910
2,225	Edwards Lifesciences Corp.†	104,664
400	Eli Lilly & Co.(a)	20,840
14,107	Forest Laboratories, Inc.†	713,814
48,100	Genentech, Inc.†	3,902,353
64,200	Gilead Sciences, Inc.†	4,168,506
8,405	Humana, Inc.†	464,881
28,031	Johnson & Johnson	1,850,607
12,359	King Pharmaceuticals, Inc.†	196,755
6,005	Laboratory Corp. of America Holdings†	441,187
2,591	Lincare Holdings, Inc.†	103,225
1,872	Manor Care, Inc.	87,834
15,233	McKesson Corp.	772,313
65,695	Merck & Co., Inc.	2,864,302
10,775	Mylan Laboratories, Inc.	215,069
428,557	Pfizer, Inc.	11,099,626
5,135	Quest Diagnostics, Inc.	272,155
818	STERIS Corp.	20,589
39,400	Teva Pharmaceutical Industries, Ltd. ADR	1,224,552
8,910	Thermo Fisher Scientific, Inc.†	403,534
49,102	UnitedHealth Group, Inc.	2,638,251
1,948	Waters Corp.†	95,394
5,257	Watson Pharmaceuticals, Inc.†	136,840
130,760	WellPoint, Inc.†	10,289,504
1,567	Zimmer Holdings, Inc.†	122,822

		61,444,366

Industrials — 7.8%
4,645	AGCO Corp.†	143,716
1,392	American Power Conversion Corp.	42,581
1,248	Avis Budget Group, Inc.	27,069
161	Banta Corp.	5,860
104,628	Boeing Co.	9,295,152
502	ChoicePoint, Inc.†	19,769
4,065	Cooper Industries, Ltd., Class A	367,598
1,536	CSX Corp.	52,885
2,674	Cummins, Inc.	316,013
2,652	Deluxe Corp.	66,830
1,334	Dover Corp.	65,393
2,236	Dun & Bradstreet Corp.†	185,118
6,681	Eaton Corp.	502,010
1,113	Equifax, Inc.	45,188
10,100	Fluor Corp.	824,665
238,405	General Electric Co.	8,871,050
1,746	Granite Construction, Inc.	87,859
42,100	Hertz Global Holdings, Inc.†	732,119
2,761	Illinois Tool Works, Inc.	127,531
3,589	ITT Corp.	203,927
2,196	Korn/Ferry International†	50,420
18,152	Lockheed Martin Corp.	1,671,255
153	Manpower, Inc.	11,464
20,276	Masco Corp.	605,644

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Industrials (continued)
738	Nordson Corp.	$36,775
4,532	Northrop Grumman Corp.	306,816
1,875	Oshkosh Truck Corp.	90,788
7,943	Paccar, Inc.	515,501
2,037	Parker Hannifin Corp.	156,605
4,818	Quanta Services, Inc.†	94,770
4,156	R.R. Donnelley & Sons Co.	147,704
22,843	Raytheon Co.	1,206,110
20,600	Rockwell Collins, Inc.	1,303,774
290	Ryder System, Inc.	14,807
10,069	Southwest Airlines Co.	154,257
34,800	Spirit Aerosystems Holdings, Inc., Class A†	1,164,756
2,044	Teleflex, Inc.	131,961
619	Terex Corp.†	39,975
2,348	Thomas & Betts Corp.†	111,013
251,805	Tyco International, Ltd.(a)	7,654,872
36,975	Union Pacific Corp.	3,402,440
127	United Parcel Service, Inc., Class B	9,522
9,112	Waste Management, Inc.	335,048
1,472	YRC Worldwide, Inc.†	55,539

		41,254,149

Information Technology — 18.2%
3,452	Acxiom Corp.	88,544
91,700	Advanced Micro Devices, Inc.†	1,866,095
22,600	Akamai Technologies, Inc.†	1,200,512
470,066	Alcatel-Lucent ADR	6,684,338
18,244	Altera Corp.†	359,042
3,077	Analog Devices, Inc.	101,141
91,200	Apple Computer, Inc.†	7,737,408
71,056	Applied Materials, Inc.	1,310,983
22,154	Atmel Corp.†	134,032
23,184	Automatic Data Processing, Inc.	1,141,812
23,193	Avaya, Inc.†	324,238
5,401	BISYS Group, Inc. (The)†	69,727
10,418	BMC Software, Inc.†	335,460
119,000	Broadcom Corp., Class A†	3,844,890
226,292	CA, Inc.	5,125,514
5,370	Cadence Design Systems, Inc.†	96,177
326,740	Cisco Systems, Inc.†(a)	8,929,804
8,750	Computer Sciences Corp.†	466,987
18,702	Compuware Corp.†	155,788
7,112	Convergys Corp.†	169,123
100,700	Corning, Inc.†	1,884,097
2,496	CSG Systems International, Inc.†	66,718
91,486	Dell, Inc.†	2,295,384
2,061	Dycom Industries, Inc.†	43,528
26,312	Electronic Data Systems Corp.	724,896
1,964	Fair Isaac Corp.	79,837
4,864	Fidelity National Information Services, Inc.	194,998
38,864	First Data Corp.	991,809
2,782	Fiserv, Inc.†	145,832
18,766	Google, Inc., Class A†	8,641,368
167,092	Hewlett-Packard Co.	6,882,519
278	Imation Corp.	12,907
34,418	Intel Corp.	696,964
39,377	International Business Machines Corp.	3,825,475
14,909	Intuit, Inc.†	454,874
1,013	Jack Henry & Associates, Inc.	21,678
3,592	Lam Research Corp.†	181,827
5,090	Lexmark International, Inc., Class A†	372,588
5,056	LSI Logic Corp.†	45,504
8,128	McAfee, Inc.†	230,673
6,123	McData Corp., Class A†	33,983
1,815	Mentor Graphics Corp.†	32,724
32,618	Micron Technology, Inc.†	455,347
416,644	Microsoft Corp.	12,440,990
2,692	MoneyGram International, Inc.	84,421
97,671	Motorola, Inc.	2,008,116
15,451	National Semiconductor Corp.	350,738
67,900	Network Appliance, Inc.†	2,667,112
6,231	Novellus Systems, Inc.†	214,471
32,200	NVIDIA Corp.†	1,191,722
157,848	Oracle Corp.†	2,705,515
1,840	Palm, Inc.†	25,926
543	Plexus Corp.†	12,967
4,562	Polycom, Inc.†	141,011
86,700	QUALCOMM, Inc.	3,276,393
4,624	Sabre Holdings Corp., Class A	147,459
1,039	SRA International, Inc., Class A†	27,783
4,681	Sybase, Inc.†	115,621
49,652	Symantec Corp.†	1,035,244
3,320	Symbol Technologies, Inc.	49,601
2,826	Tech Data Corp.†	107,021
765	Tektronix, Inc.	22,315
10,064	Teradyne, Inc.†	150,557
5,517	Utstarcom, Inc.†	48,274
12,492	VeriSign, Inc.†	300,433
1,205	Vishay Intertechnology, Inc.†	16,316
1,705	Western Digital Corp.†	34,884
9,947	Xilinx, Inc.	236,838

		95,868,873

Materials — 1.4%
2,034	Albemarle Corp.	146,041
1,539	Ashland, Inc.	106,468
2,451	Eastman Chemical Co.	145,369
992	FMC Corp.	75,938
9,981	Freeport-McMoRan Copper & Gold, Inc., Class B	556,241
2,913	Hercules, Inc.†	56,250
1,008	International Flavors & Fragrances, Inc.	49,553
5,423	Louisiana-Pacific Corp.	116,757
10,758	Lyondell Chemical Co.	275,082
57,626	Monsanto Co.	3,027,094
15,845	Nucor Corp.	866,088
6,987	Pactiv Corp.†	249,366

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares				Value
Materials (continued)
7,821	Phelps Dodge Corp.			$936,330
2,101	PPG Industries, Inc.			134,905
2,361	Sensient Technologies Corp.			58,081
3,781	Sonoco Products Co.			143,905
4,018	Steel Dynamics, Inc.			130,384
6,231	United States Steel Corp.			455,735
1,745	Valspar Corp.			48,232
1,383	Worthington Industries, Inc.			24,507

				7,602,326

Telecommunication Services — 2.3%
9,805	Alltel Corp.			593,006
42,700	America Movil SA de CV ADR, Series L			1,930,894
118,401	BellSouth Corp.			5,577,871
5,937	CenturyTel, Inc.			259,210
4,513	Cincinnati Bell, Inc.†			20,624
16,326	Citizens Communications Co.			234,605
7,591	EMBARQ Corp.			398,983
71,482	Qwest Communications International, Inc.†			598,304
81,065	Verizon Communications, Inc.			3,018,861
9,113	Windstream Corp.			129,587

				12,761,945

Utilities — 2.3%
33,641	AES Corp. (The)†			741,448
4,193	Allegheny Energy, Inc.†			192,501
1,499	Alliant Energy Corp.			56,617
11,431	Duke Energy Corp.			379,624
8,299	Edison International			377,438
10,607	Entergy Corp.			979,238
3,074	Equitable Resources, Inc.			128,339
4,087	Great Plains Energy, Inc.			129,967
1,105	IDACORP, Inc.			42,708
2,926	KeySpan Corp.			120,493
2,091	National Fuel Gas Co.			80,587
2,306	Nicor, Inc.			107,921
4,653	OGE Energy Corp.			186,120
2,798	ONEOK, Inc.			120,650
673	Peoples Energy Corp.			29,996
4,828	Pepco Holdings, Inc.			125,576
2,958	PG&E Corp.			140,002
3,252	Progress Energy, Inc.			159,608
70,200	Sempra Energy(a)			3,934,008
23,505	TXU Corp.			1,274,206
53,100	Wisconsin Energy Corp.			2,520,126
3,935	Xcel Energy, Inc.			90,741

				11,917,914

Total Common Stock (Cost $455,707,574)				519,112,794

		Maturity Date	Par
U.S TREASURY OBLIGATIONS — 0.6%

U.S. Treasury Bill
4.62%		01/25/07	$600,000	598,152
4.79%(b)(c)		01/18/07	200,000	199,555
4.85%(c)		01/25/07	2,200,000	2,193,017

Total U.S Treasury Obligations (Cost $2,990,724)				2,990,724

Share

MONEY MARKET FUND — 5.2%
27,327,153	PNC Institutional Money Market Trust 5.30% (Cost $27,327,153)(d)			27,327,153
Total Investments — 104.1% (Cost $486,025,451)				549,430,671
Other Assets & Liabilities, Net — (4.1)%				(21,449,996)

NET ASSETS — 100.0%				$527,980,675

FUTURES CONTRACTS - LONG POSITIONS

Number of Contracts				Unrealized Depreciation
48	CME E-Mini S&P 500, Expires March 2007			$(7,322)

ADR - American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security held at broker as collateral for open futures contracts.
(c)	Represents annualized yield at date of purchase.
(d)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST BALANCE FUND SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.0%
6,254,902	Wilshire Variable Insurance Trust Equity Fund*	$157,873,724
8,299,330	Wilshire Variable Insurance Trust Income Fund*	102, 579,716

Total Investments in Underlying Funds (Cost $224,753,516)		260,453,440

Other Assets & Liabilities, Net — 0.0%#		(37,940)

NET ASSETS — 100.0%		$260,415,500

*	Affiliated fund.
#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS	December 31, 2006

	Maturity Date	Par	Value
ASSET BACKED SECURITIES — 7.9%

Amortizing Residential Collateral Trust
5.63%(a)	01/01/32	$57,475	$57,386
Bank of America Credit Card Trust
4.72%	05/15/13	650,000	642,078
Bayview Financial Acquisition Trust
5.80%(a)	02/28/44	175,848	175,985
Capital Auto Receivables Asset Trust
5.03%	10/15/09	475,000	473,590
Chase Manhattan Auto Owner Trust
3.87%	06/15/09	520,051	514,806
Citibank Credit Card Issuance Trust
4.85%	02/10/11	475,000	472,625
Conseco Finance Securitizations Corp.
8.50%	03/01/33	513,084	107,671
Countrywide Asset-Backed Certificates
5.64%(a)	06/25/35	92,596	92,638
Countrywide Home Equity Loan Trust
5.52%(a)	05/15/36	449,747	449,847
Daimler Chrysler Auto Trust
5.00%	05/08/10	475,000	473,773
Delta Funding Home Equity Loan Trust
7.04%	06/25/27	24,174	24,091
Ford Credit Auto Owner Trust
4.30%	08/15/09	475,000	470,819
5.05%	03/15/10	525,000	523,277
Green Tree Financial Corp.
9.15%	01/15/18	41,833	35,518
Green Tree Home Improvement Loan Trust
7.60%	07/15/20	12,303	12,210
Green Tree Recreational Equipment & Consumer Trust
7.25%	03/15/29	70,566	64,853
Lehman XS Trust
5.61%(a)	02/25/46	485,498	486,440
MBNA Credit Card Master Note Trust
2.65%	11/15/10	600,000	578,917
3.30%	07/15/10	185,000	181,112
4.30%	02/15/11	500,000	493,446
4.90%	07/15/11	475,000	473,590
Morgan Stanley Mortgage Loan Trust
5.50%(a)	03/25/36	400,976	401,085
MSDWCC Heloc Trust
5.54%(a)	07/25/17	37,232	37,261
Nissan Auto Receivables Owner Trust
4.74%	09/15/09	500,000	497,172
SACO I, Inc.
5.45%(a)	06/25/36	449,128	449,135
5.52%(a)	03/25/36	381,948	381,996
5.63%(a)	09/25/35	236,806	236,848
Salomon Brothers Mortgage Securities VII
5.65%(a)	03/25/32	128,574	128,769
Small Business Administration
4.75%	08/10/14	275,907	268,546
USAA Auto Owner Trust
4.55%	02/16/10	500,000	496,618
Wachovia Auto Owner Trust
4.79%	04/20/10	450,000	447,539

Total Asset Backed Securities
(Cost $10,172,803)			10,149,641

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.3%

Asset Securitization Corp.
6.75%	02/14/43	245,171	247,291
6.78%(a)	02/14/43	100,000	108,082
Banc of America Commercial Mortgage, Inc.
5.12%	07/11/43	520,000	516,831
Banc of America Mortgage Securities
4.21%(a)	02/25/34	125,909	127,619
Bank of America Alternative Loan Trust
5.00%	08/25/19	148,955	145,603
Bear Stearns Adjustable Rate Mortgage Trust
4.01%(a)	07/25/34	631,595	615,235
4.89%(a)	11/25/34	339,107	337,149
5.39%(a)	02/25/34	259,867	260,756
Bear Stearns Commercial Mortgage Securities
4.67%	06/11/41	90,000	86,159
4.82%	11/11/41	110,000	106,470
Capital Lease Funding Securitization LP
7.35%*	06/22/24	101,000	101,736
Chase Manhattan Bank-First Union National Bank
7.44%	08/15/31	400,000	418,171
Citigroup Mortgage Loan Trust, Inc.
3.92%(a)	09/25/34	286,884	287,971
4.57%(a)	02/25/34	364,628	367,815
Commercial Mortgage Pass Through Certificates
4.22%	03/10/39	375,000	362,405
Countrywide Alternative Loan Trust
5.50%	05/25/36	589,759	589,549
5.66%(a)	10/25/35	266,895	267,264
5.80%(a)	09/25/34	107,141	107,486
Countrywide Home Loan Mortgage Pass Through Trust
5.62%(a)	02/25/35	83,161	83,261
CS First Boston Mortgage Securities Corp.
6.30%	11/15/30	301,367	305,486
6.55%	01/17/35	604,679	608,812
Deutsche Mortgage and Asset Receiving Corp.
6.54%	06/15/31	449,931	452,907

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
DLJ Commercial Mortgage Corp.
7.18%	11/10/33	$377,840	$398,492
Fannie Mae Interest Strip Series 363 2
5.50%	11/01/35	545,525	128,643
Fannie Mae Interest Strip Series 367 2
5.50%	01/25/36	649,706	153,085
Fannie Mae Interest Strip Series 378 19
5.00%	06/01/35	750,000	167,843
Fannie Mae REMICS Series 1999-7 AB
6.00%	03/25/29	117,050	118,156
Fannie Mae REMICS Series 2004-101 AR
5.50%	01/25/35	170,423	170,922
Fannie Mae REMICS Series 2004-60 LB
5.00%	04/25/34	206,828	203,062
Fannie Mae REMICS Series 2004-99 AO
5.50%	01/25/34	263,460	262,705
Fannie Mae REMICS Series 2005-110 GH
5.50%	06/25/18	265,439	264,870
Fannie Mae REMICS Series 2005-51 TA
5.50%	12/25/33	242,354	241,948
Fannie Mae REMICS Series 2005-57 PA
5.50%	05/25/27	149,168	149,265
Fannie Mae REMICS Series 2005-80 PB
5.50%	04/25/30	283,382	284,086
First Union National Bank Commercial Mortgage
7.39%	12/15/31	350,000	366,226
Freddie Mac REMICS Series 2531 HN
5.00%	12/15/17	310,000	303,361
Freddie Mac REMICS Series 2630 FJ
5.70%(a)	06/15/18	153,663	153,944
Freddie Mac REMICS Series 2825 VP
5.50%	06/15/15	223,233	224,358
Freddie Mac REMICS Series 2877 PA
5.50%	07/15/33	156,423	156,662
Freddie Mac REMICS Series 2927 BA
5.50%	10/15/33	284,067	284,912
Freddie Mac REMICS Series 3059 PA
5.50%	10/15/26	627,871	628,780
Freddie Mac REMICS Series 3200 AD
5.50%	05/15/29	1,201,259	1,197,633
Freddie Mac Strips Series 232
5.00%	08/01/35	532,758	127,428
GE Capital Commercial Mortgage Corp.
5.00%	12/10/37	425,000	420,643
6.27%	12/10/35	340,000	355,226
GMAC Commercial Mortgage Securities, Inc.
4.65%	04/10/40	575,000	562,529
5.28%(a)	05/10/40	425,000	430,628
6.46%	04/15/34	390,000	406,268
6.96%	09/15/35	440,000	464,642
7.18%	08/15/36	245,739	254,517
7.46%	08/16/33	262,855	278,216
GS Mortgage Securities Corp. II
6.14%	10/18/30	410,146	413,223
6.62%	10/18/30	326,701	330,731
Harborview Mortgage Loan Trust
5.57%(a)	05/19/35	301,137	301,812
5.66%(a)	11/19/35	283,355	283,386
Impac CMB Trust
5.62%(a)	05/25/35	310,463	310,763
6.05%(a)	10/25/33	72,403	72,433
Indymac Index Mortgage Loan Trust
5.10%(a)	09/25/35	108,807	105,611
5.26%(a)	03/25/35	454,492	455,976
5.44%(a)	07/25/36	554,698	550,339
5.55%(a)	06/25/47	552,375	552,974
JPMorgan Chase Commercial Mortgage Securities Corp.
5.29%(a)	01/12/43	100,000	100,091
5.43%	12/12/43	350,000	351,775
5.86%	10/12/35	240,000	245,683
6.43%	04/15/35	300,000	313,341
LB-UBS Commercial Mortgage Trust
4.06%(a)	09/15/27	180,000	175,197
4.95%	09/15/30	500,000	487,654
4.98%(a)	06/15/29	360,000	360,235
6.80%	09/15/34	575,000	609,009
7.37%	08/15/26	270,000	285,930
Luminent Mortgage Trust
5.54%(a)	05/25/46	518,124	517,426
Master Adjustable Rate Mortgages Trust
4.61%(a)	12/25/34	97,345	97,716
Morgan Stanley Capital I
4.99%	08/13/42	240,000	234,477
5.74%	12/15/35	335,000	342,152
Morgan Stanley Mortgage Loan Trust
4.06%(a)	08/25/34	532,949	531,907
5.22%(a)	07/25/35	341,183	342,432
Prime Mortgage Trust
8.00%	07/25/34	378,520	392,655
Residential Accredit Loans, Inc.
5.44%(a)	10/25/46	594,293	593,427
Residential Asset Securitization Trust
4.75%	02/25/19	1,063,569	1,027,674
Salomon Brothers Mortgage Securities VII
6.59%	12/18/33	300,000	311,684
7.46%	07/18/33	372,536	391,938
Structured Adjustable Rate Mortgage Loan Trust
4.98%(a)	11/25/34	261,280	258,863
5.21%(a)	01/25/35	241,760	241,115
Wachovia Bank Commercial Mortgage Trust
5.11%(a)	07/15/42	370,000	366,459
5.31%	11/15/48	375,000	372,934
5.76%(a)	07/15/45	320,000	329,364

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Washington Mutual MSC Mortgage Pass-Through Certificates
5.75%(a)	01/25/35	$258,817	$257,505
Washington Mutual, Inc.
4.84%(a)	10/25/35	577,240	569,418
5.58%(a)	04/25/45	299,450	299,897
Wells Fargo Mortgage Backed Securities Trust
3.54%(a)	09/25/34	470,000	458,350
5.24%(a)	04/25/36	169,390	168,117

Total Collateralized Mortgage Obligations (Cost $30,461,790)			30,074,781

CORPORATE BONDS — 16.2%

Consumer Discretionary — 2.0%
AMC Entertainment, Inc.
11.00%	02/01/16	10,000	11,225
Boyd Gaming Corp.
6.75%	04/15/14	10,000	9,975
7.12%	02/01/16	10,000	9,950
Caesars Entertainment, Inc.
8.12%	05/15/11	12,000	12,555
Clear Channel Communications, Inc.
4.25%	05/15/09	50,000	48,426
4.90%	05/15/15	10,000	7,974
5.50%	09/15/14	80,000	67,485
Comcast Cable Communications Holdings, Inc.
8.38%	03/15/13	120,000	136,688
Comcast Cable Holdings
7.88%	08/01/13	295,000	328,027
Comcast Corp.
6.50%	01/15/15	215,000	224,014
6.50%	01/15/17	90,000	93,917
6.50%	11/15/35	20,000	20,141
7.05%	03/15/33	25,000	26,732
CSC Holdings, Inc.
7.62%	04/01/11	20,000	20,375
7.88%	02/15/18	16,000	15,960
DaimlerChrysler NA Holding Corp.
4.88%	06/15/10	90,000	87,732
6.50%	11/15/13	30,000	30,801
7.30%	01/15/12	135,000	143,306
DI Finance/DynCorp International
9.50%	02/15/13	10,000	10,600
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%	03/15/13	20,000	20,800
Federated Department Stores, Inc.
6.79%	07/15/27	30,000	29,999
Ford Motor Co.
4.25%	12/15/36	40,000	42,750
General Motors Corp.
8.25%	07/15/23	70,000	65,100
8.38%	07/05/33	30,000	38,413
Harrahs Operating Co., Inc.
5.75%	10/01/17	15,000	12,567
Hertz Corp.
8.88%*	01/01/14	15,000	15,712
Historic TW, Inc.
6.62%	05/15/29	165,000	167,104
Inn of the Mountain Gods Resort & Casino
12.00%	11/15/10	10,000	10,800
J.C. Penney Corp., Inc.
7.40%	04/01/37	10,000	10,901
Lamar Media Corp.
7.25%	01/01/13	25,000	25,469
MGM Mirage
6.00%	10/01/09	45,000	44,888
6.75%	09/01/12	20,000	19,700
8.50%	09/15/10	50,000	53,500
Mohegan Tribal Gaming Authority
6.12%	02/15/13	10,000	9,925
8.00%	04/01/12	5,000	5,206
News America, Inc.
6.20%	12/15/34	55,000	53,087
Oxford Industries, Inc.
8.88%	06/01/11	10,000	10,325
Premier Entertainment Biloxi LLC
10.75%(b)	02/01/12	10,000	10,300
Reader’s Digest Association, Inc. (The)
6.50%	03/01/11	10,000	10,275
Service Corp. International
7.00%*	06/15/17	10,000	10,125
Station Casinos, Inc.
6.00%	04/01/12	20,000	18,975
7.75%	08/15/16	10,000	10,075
Suburban Propane Partners LP
6.88%	12/15/13	30,000	29,400
Time Warner, Inc.
6.88%	05/01/12	400,000	422,700
United Rentals North America, Inc.
6.50%	02/15/12	5,000	4,937
Viacom, Inc.
5.75%	04/30/11	50,000	50,026
Visteon Corp.
8.25%	08/01/10	20,000	19,500

			2,528,442

Consumer Staples — 0.1%
Altria Group, Inc.
7.00%	11/04/13	5,000	5,432
7.20%	02/01/07	240,000	240,191

			245,623

Energy — 2.5%
Amerigas Partners LP
7.25%	05/20/15	10,000	10,125

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Energy (continued)
Anadarko Petroleum Corp.
5.76%(a)	09/15/09	$150,000	$150,612
5.95%	09/15/16	10,000	10,021
Apache Corp.
6.25%	04/15/12	80,000	83,065
Chesapeake Energy Corp.
6.25%	01/15/18	25,000	24,062
6.38%	06/15/15	10,000	9,900
6.88%	11/15/20	10,000	9,825
Colorado Interstate Gas Co.
6.80%	11/15/15	10,000	10,398
ConocoPhillips
4.75%	10/15/12	370,000	360,777
ConocoPhillips Holding Co.
6.95%	04/15/29	10,000	11,359
Devon Energy Corp.
7.95%	04/15/32	60,000	73,043
Devon Financing Corp. ULC
6.88%	09/30/11	90,000	95,168
El Paso Corp.
7.75%	01/15/32	40,000	43,800
7.80%	08/01/31	940,000	1,026,950
Enterprise Products Operating LP
4.00%	10/15/07	25,000	24,694
4.95%	06/01/10	75,000	73,734
Hess Corp.
7.30%	08/15/31	215,000	239,950
KCS Energy, Inc.
7.12%	04/01/12	5,000	4,862
Kerr-McGee Corp.
7.88%	09/15/31	170,000	202,806
Kinder Morgan Energy Partners LP
5.00%	12/15/13	25,000	23,760
6.30%	02/01/09	20,000	20,265
6.75%	03/15/11	20,000	20,810
7.12%	03/15/12	5,000	5,308
Northwest Pipeline Corp.
8.12%	03/01/10	30,000	31,237
Peabody Energy Corp.
6.88%	03/15/13	28,000	28,700
Pemex Project Funding Master Trust
6.62%	06/15/35	190,000	194,370
Pogo Producing Co.
6.88%	10/01/17	20,000	19,100
Pride International, Inc.
7.38%	07/15/14	20,000	20,650
Southern Natural Gas Co.
8.88%	03/15/10	20,000	20,982
Transcontinental Gas Pipe Line Corp.
8.88%	07/15/12	35,000	39,550
Vintage Petroleum, Inc.
8.25%	05/01/12	24,000	25,187
Williams Cos., Inc.
7.50%	01/15/31	173,000	179,488
7.62%	07/15/19	10,000	10,700
7.75%	06/15/31	80,000	84,000
XTO Energy, Inc.
7.50%	04/15/12	36,000	39,112

			3,228,370

Financials — 8.0%
BAC Capital Trust XI
6.62%	05/23/36	35,000	37,772
Bank of America Corp.
4.25%	10/01/10	90,000	87,154
4.50%	08/01/10	135,000	131,982
5.38%	08/15/11	300,000	302,074
Berkshire Hathaway Finance Corp.
3.38%	10/15/08	150,000	145,376
4.12%	01/15/10	95,000	92,329
Boeing Capital Corp.
5.80%	01/15/13	85,000	87,258
CIT Group, Inc.
4.00%	05/08/08	5,000	4,913
Citigroup, Inc.
5.00%	09/15/14	265,000	258,745
Deutsche Bank AG
5.34%(a)	03/15/07	150,000	149,996
E*Trade Financial Corp.
7.38%	09/15/13	10,000	10,400
Ford Motor Credit Co.
5.80%	01/12/09	80,000	78,547
6.62%	06/16/08	50,000	49,966
7.25%	10/25/11	55,000	53,860
7.38%	10/28/09	940,000	942,002
7.38%	02/01/11	60,000	59,397
10.61%(a)*	06/15/11	103,000	109,944
Forest City Enterprises, Inc.
6.50%	02/01/17	8,000	7,840
General Electric Capital Corp.
4.12%	09/01/09	285,000	277,874
5.00%	11/15/11	310,000	307,727
5.42%(a)	01/15/08	950,000	950,904
GMAC LLC
4.38%	12/10/07	170,000	167,634
5.12%	05/09/08	150,000	148,396
5.85%	01/14/09	210,000	209,204
6.12%	08/28/07	160,000	160,031
6.31%	11/30/07	50,000	49,687
7.25%	03/02/11	165,000	171,589
7.75%	01/19/10	90,000	94,200
Goldman Sachs Group, Inc.
6.60%	01/15/12	290,000	306,576
HSBC Bank USA NA
3.87%	06/07/07	300,000	298,081

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Financials (continued)
HSBC Finance Corp.
6.38%	11/27/12	$40,000	$42,119
6.40%	06/17/08	325,000	329,980
6.50%	11/15/08	213,000	217,737
Idearc, Inc.
8.00%*	11/15/16	50,000	50,750
JPMorgan Chase & Co.
3.62%	05/01/08	50,000	48,843
5.12%	09/15/14	45,000	44,249
5.15%	10/01/15	30,000	29,439
5.35%	03/01/07	100,000	99,980
5.75%	01/02/13	195,000	198,453
6.38%	02/15/08	100,000	100,818
Lehman Brothers Holdings, Inc.
6.62%	01/18/12	150,000	158,488
7.88%	08/15/10	55,000	59,384
Mizuho JGB Investment LLC
9.87%(a)*	12/31/49	210,000	222,540
Mizuho Preferred Capital Co. LLC
8.79%(a)*	12/31/49	360,000	376,551
Momentive Performance Material, Inc.
10.12%*	12/01/14	30,000	30,150
Morgan Stanley
3.62%	04/01/08	40,000	39,191
5.05%	01/21/11	275,000	273,213
5.62%	01/09/12	360,000	365,933
5.82%(a)	10/18/16	40,000	40,208
6.75%	04/15/11	50,000	52,849
Rouse Co. (The)
3.62%	03/15/09	35,000	33,126
5.38%	11/26/13	125,000	116,176
SLM Corp.
3.19%(a)	04/01/09	220,000	213,908
SunTrust Banks, Inc.
3.62%	10/15/07	270,000	266,359
4.00%	10/15/08	65,000	63,521
U.S. Bancorp
3.12%	03/15/08	170,000	165,635
U.S. Bank NA
2.87%	02/01/07	250,000	249,490
UBS Preferred Funding Trust I
8.62%(a)	10/29/49	25,000	27,616
Unilever Capital Corp.
7.12%	11/01/10	55,000	58,422
Ventas Realty LP/Ventas Capital Corp.
6.75%	06/01/10	10,000	10,300
8.75%	05/01/09	20,000	21,250
9.00%	05/01/12	10,000	11,300
Wachovia Capital Trust III
5.80%(a)	12/29/49	80,000	80,660
Wells Fargo & Co.
4.20%	01/15/10	195,000	189,968
4.62%	08/09/10	55,000	53,974
4.88%	01/12/11	145,000	143,560
5.00%	11/15/14	5,000	4,856
Wells Fargo Capital
5.95%	12/15/36	100,000	98,009

			10,340,463

Health Care — 0.7%
AmerisourceBergen Corp.
5.88%	09/15/15	20,000	19,556
Bio-Rad Laboratories, Inc.
6.12%	12/15/14	20,000	19,350
7.50%	08/15/13	5,000	5,150
Bristol-Myers Squibb Co.
5.88%	11/15/36	100,000	98,403
DaVita, Inc.
7.25%	03/15/15	45,000	45,900
HCA, Inc.
6.25%	02/15/13	10,000	8,850
6.30%	10/01/12	4,000	3,660
6.50%	02/15/16	115,000	96,887
7.69%	06/15/25	30,000	24,831
9.12%*	11/15/14	10,000	10,688
9.25%*	11/15/16	60,000	64,275
9.62%*	11/15/16	50,000	53,750
Omnicare, Inc.
6.88%	12/15/15	9,000	8,887
Tenet Healthcare Corp.
6.38%	12/01/11	121,000	110,715
9.25%	02/01/15	171,000	171,000
9.88%	07/01/14	40,000	40,700
Triad Hospitals, Inc.
7.00%	11/15/13	45,000	45,281
WellPoint, Inc.
5.95%	12/15/34	120,000	118,069

			945,952

Industrials — 0.7%
DRS Technologies, Inc.
6.62%	02/01/16	10,000	10,075
Eastman Kodak Co.
7.25%	11/15/13	35,000	34,794
Horizon Lines LLC
9.00%	11/01/12	13,000	13,650
Kansas City Southern Railway Corp.
9.50%	10/01/08	23,000	24,035
L-3 Communications Corp.
6.38%	10/15/15	5,000	4,950
Norfolk Southern Corp.
6.20%	04/15/09	90,000	91,696
7.25%	02/15/31	30,000	35,038
Overseas Shipholding Group
7.50%	02/15/24	20,000	20,325
Waste Management, Inc.
6.88%	05/15/09	425,000	439,344

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Industrials (continued)
7.38%	05/15/29	$165,000	$186,319

			860,226

Information Technology — 0.1%
Electronic Data Systems Corp.
7.12%	10/15/09	10,000	10,425
Freescale Semiconductor, Inc.
9.12%*	12/15/14	55,000	54,656
9.24%(a)*	12/15/14	20,000	19,825
Sungard Data Systems, Inc.
9.12%	08/15/13	20,000	21,000
UGS Corp.
10.00%	06/01/12	20,000	21,800
Xerox Corp.
6.75%	02/01/17	10,000	10,450

			138,156

Materials — 0.2%
International Steel Group, Inc.
6.50%	04/15/14	5,000	5,137
Lyondell Chemical Co.
8.00%	09/15/14	30,000	31,125
8.25%	09/15/16	30,000	31,500
MacDermid, Inc.
9.12%	07/15/11	10,000	10,400
Westlake Chemical Corp.
6.62%	01/15/16	12,000	11,610
Weyerhaeuser Co.
6.75%	03/15/12	175,000	183,534

			273,306

Telecommunication Services — 0.8%
AT&T, Inc.
5.10%	09/15/14	80,000	77,676
BellSouth Capital Funding Corp.
7.88%	02/15/30	160,000	185,792
BellSouth Corp.
4.75%	11/15/12	10,000	9,650
Cincinnati Bell, Inc.
7.00%	02/15/15	18,000	18,023
7.25%	07/15/13	35,000	36,225
Citizens Communications Co.
9.25%	05/15/11	10,000	11,062
COX Communications, Inc.
7.75%	11/01/10	15,000	16,132
Echostar DBS Corp.
7.12%	02/01/16	50,000	50,000
Intelsat Corp.
9.00%*	06/15/16	5,000	5,294
New Cingular Wireless Services, Inc.
8.12%	05/01/12	85,000	95,648
Nextel Communications, Inc.
5.95%	03/15/14	15,000	14,607
7.38%	08/01/15	20,000	20,508
Qwest Communications International, Inc.
8.87%(a)	02/15/09	40,000	40,500
Qwest Corp.
5.62%	11/15/08	30,000	30,038
7.88%	09/01/11	35,000	37,275
8.61%(a)	06/15/13	35,000	37,888
Sprint Capital Corp.
8.38%	03/15/12	40,000	44,455
8.75%	03/15/32	85,000	102,307
Sprint Nextel Corp.
6.00%	12/01/16	90,000	87,716
Verizon Global Funding Corp.
4.38%	06/01/13	35,000	33,009
Verizon New Jersey, Inc.
5.88%	01/17/12	15,000	15,195
Windstream Corp.
8.62%	08/01/16	5,000	5,475

			974,475

Utilities — 1.1%
AES Corp. (The)
7.75%	03/01/14	16,000	16,880
8.88%	02/15/11	19,000	20,378
9.38%	09/15/10	97,000	105,366
9.50%	06/01/09	68,000	72,760
Cleveland Electric Illuminating Co. (The)
5.65%	12/15/13	40,000	39,867
Dominion Resources, Inc.
4.12%	02/15/08	30,000	29,552
4.75%	12/15/10	30,000	29,310
5.12%	12/15/09	80,000	79,489
5.70%	09/17/12	90,000	91,020
FirstEnergy Corp.
6.45%	11/15/11	50,000	52,141
7.38%	11/15/31	235,000	267,626
Florida Power & Light Co.
4.95%	06/01/35	55,000	48,909
Midwest Generation LLC
8.56%	01/02/16	70,958	78,232
8.75%	05/01/34	15,000	16,275
NRG Energy, Inc.
7.25%	02/01/14	30,000	30,225
7.38%	02/01/16	15,000	15,075
Orion Power Holdings, Inc.
12.00%	05/01/10	15,000	17,025
Pacific Gas & Electric Co.
6.05%	03/01/34	120,000	121,029
Reliant Energy, Inc.
6.75%	12/15/14	20,000	19,550
TXU Corp.
4.80%	11/15/09	25,000	24,399

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Utilities (continued)
5.55%	11/15/14	$40,000	$37,974
6.55%	11/15/34	160,000	149,636
TXU Electric Delivery Co.
6.38%	01/15/15	10,000	10,308
TXU Energy Co. LLC
7.00%	03/15/13	50,000	52,318

			1,425,344

Total Corporate Bonds (Cost $20,652,853)			20,960,357

FOREIGN BONDS — 6.3%

Bermuda — 0.1%
Intelsat, Ltd.
6.50%(c)	11/01/13	30,000	25,500
9.25%*(c)	06/15/16	15,000	16,125

			41,625

Brazil — 0.2%
Brazilian Government International Bond
10.12%(c)	05/15/27	6,000	8,430
11.00%(c)	08/17/40	177,000	234,525

			242,955

Canada — 1.0%
Anadarko Finance Co.
6.75%(c)	05/01/11	200,000	209,643
Bowater Canada Finance Corp.
7.95%(c)	11/15/11	20,000	19,600
Canadian Government Bond
4.00%(d)	12/01/31	30,000	44,531
ChevronTexaco Capital Co.
3.50%(c)	09/17/07	200,000	197,653
Compton Petroleum Finance Corp.
7.62%(c)	12/01/13	10,000	9,650
Conoco Funding Co.
6.35%(c)	10/15/11	70,000	73,181
7.25%(c)	10/15/31	35,000	41,262
Domtar, Inc.
7.12%	08/15/15	25,000	24,500
EnCana Corp.
6.30%(c)	11/01/11	90,000	92,855
Hydro Quebec
6.30%(c)	05/11/11	60,000	62,715
Ispat Inland ULC
9.75%(c)	04/01/14	78,000	87,165
Opti Canada, Inc.
8.25%*(c)	12/15/14	15,000	15,413
Province of Manitoba
6.38%(d)	09/01/15	165,000	112,998
Province of Ontario
6.25%(d)	06/16/15	140,000	94,686
Rogers Cable, Inc.
6.75%(c)	03/15/15	10,000	10,303
Rogers Wireless, Inc.
6.38%(c)	03/01/14	20,000	20,250
7.50%(c)	03/15/15	30,000	32,550
Shaw Communications, Inc.
7.20%(c)	12/15/11	24,000	24,990
Sun Media Corp.
7.62%(c)	02/15/13	10,000	10,138
TransCanada Corp.
5.85%(c)	03/15/36	40,000	38,986
Western Oil Sands, Inc.
8.38%(c)	05/01/12	37,000	41,070

			1,264,139

Cayman Islands — 0.6%
MUFG Capital Finance 1, Ltd.
6.35%(a)(c)	07/29/49	100,000	101,489
Petrobras International Finance Co.
6.12%(c)	10/06/16	100,000	101,000
Seagate Technology HDD Holdings
6.80%(c)	10/01/16	10,000	10,050
Systems 2001 Asset Trust LLC
6.66%*(c)	09/15/13	418,653	438,342
Vale Overseas, Ltd.
6.88%	11/21/36	150,000	153,847

			804,728

Colombia — 0.1%
Columbia Government International Bond
7.38%(c)	09/18/37	100,000	107,350
11.75%(c)	02/25/20	19,000	27,598

			134,948

France — 0.0%#
Compagnie Generale de Geophysique SA
7.50%*(c)	05/15/15	10,000	9,934

Germany — 0.4%
Bundesrepublik Deutschland
3.75%(d)	01/04/15	240,000	312,470
L-Bank BW Foerderbank
4.25%(c)	09/15/10	250,000	243,525

			555,995

Israel — 0.3%
Israel Government AID Bond
5.50%	04/26/24	275,000	285,659
5.50%(c)	09/18/33	125,000	130,462

			416,121

Luxembourg — 0.9%
Telecom Italia Capital SA
4.95%(c)	09/30/14	40,000	37,058
5.25%(c)	11/15/13	35,000	33,372
5.25%(c)	10/01/15	10,000	9,341

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Luxembourg (continued)
6.00%(c)	09/30/34	$95,000	$86,162
7.20%(c)	07/18/36	50,000	52,236

Tyco International Group SA
6.00%(c)	11/15/13	220,000	227,628
6.12%(c)	11/01/08	40,000	40,495
6.38%(c)	10/15/11	50,000	52,325
6.75%(c)	02/15/11	10,000	10,544
6.88%(c)	01/15/29	150,000	170,518
7.00%(c)	06/15/28	378,000	433,752

			1,153,431

Marshall Islands — 0.0%#
OMI Corp.
7.62%(c)	12/01/13	10,000	10,225
Teekay Shipping Corp.
8.88%(c)	07/15/11	19,000	20,401

			30,626

Mexico — 0.6%
Mexico Government International Bond
7.50%(c)	04/08/33	100,000	118,000
8.00%(c)	09/24/22	25,000	30,550
8.30%(c)	08/15/31	50,000	63,925
11.50%(c)	05/15/26	360,000	582,300

			794,775

Netherlands — 0.1%
Deutsche Telekom International Finance BV
5.75%(c)	03/23/16	75,000	73,898
8.25%(c)	06/15/30	40,000	49,174
Royal KPN NV
8.00%(c)	10/01/10	30,000	32,369

			155,441

Panama — 0.1%
Panama Government International Bond
7.12%(c)	01/29/26	81,000	87,480

Russia — 0.6%
Russia Government International Bond
5.00%(a)(c)	03/31/30	655,000	739,430

Spain — 0.1%
Telefonica Emisiones SAU
6.42%(c)	06/20/16	75,000	77,371
7.04%(c)	06/20/36	75,000	79,663

			157,034

Sweden — 1.0%
Svensk Exportkredit AB
4.88%(c)	09/29/11	1,300,000	1,288,598

United Kingdom — 0.2%
British Telecommunications PLC
8.63%(c)	12/15/10	140,000	156,241
Vodafone Group PLC
5.00%(c)	09/15/15	15,000	14,279
7.75%(c)	02/15/10	80,000	85,255

			255,775

Total Foreign Bonds (Cost $7,591,194)			8,133,035

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 36.3%

Federal Home Loan Bank — 0.3%
4.88%	11/18/11	200,000	199,205
5.40%	01/02/09	130,000	129,805
5.92%	04/09/08	100,000	100,929

			429,939

Federal Home Loan Mortgage Corp. — 7.3%
4.00%	03/01/10	99,446	97,208
4.50%	05/01/18	277,827	268,595
4.50%	01/01/20	144,689	139,604
4.75%	11/03/09	100,000	99,454
5.00%	07/01/20	249,993	245,623
5.00%	07/01/20	238,543	234,625
5.00%	08/01/20	263,129	258,529
5.00%	09/01/20	167,118	164,197
5.00%	09/01/20	428,118	420,635
5.00%	10/01/20	700,981	688,728
5.00%	08/01/33	1,054,538	1,019,303
5.00%	09/01/33	322,011	311,252
5.00%	09/01/33	711,077	687,319
5.00%	09/01/33	351,837	340,082
5.00%	10/01/33	708,390	684,721
5.00%	01/01/36	500,000	482,344
5.02%(a)	08/01/34	341,587	338,697
5.50%	08/01/21	1,251,593	1,250,628
5.55%	12/11/08	90,000	89,943
5.62%	03/15/11	200,000	205,139
5.62%	11/23/35	190,000	183,071
5.75%	06/27/16	310,000	322,642
6.00%(a)	10/01/36	513,820	520,245
6.88%	09/15/10	210,000	223,692

			9,276,276

Federal National Mortgage Assoc. — 24.9%
4.50%	07/01/35	96,234	90,169
4.50%	09/01/35	195,318	183,009
4.50%	09/01/35	188,440	176,639
4.50%	10/01/35	94,362	88,452
4.62%	05/01/13	150,000	145,388
5.00%	01/01/21	2,000,000	1,965,624
5.00%	11/01/33	292,347	282,796
5.00%	04/01/35	91,030	87,873
5.00%	07/01/35	203,383	196,415
5.00%	01/01/36	7,600,000	7,336,371
5.00%	02/01/36	1,000,000	965,312
5.00%	06/01/36	583,982	563,786

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
Federal National Mortgage Assoc. (continued)
5.25%	08/01/12	$145,000	$145,705
5.40%	04/13/09	30,000	29,994
5.50%	01/01/17	25,058	25,130
5.50%	09/01/17	80,920	81,113
5.50%	09/01/17	31,885	31,961
5.50%	09/01/17	309,865	310,605
5.50%	10/01/17	527,902	529,162
5.50%	12/01/17	241,028	241,603
5.50%	03/01/18	906,034	905,969
5.50%	04/01/18	1,426,671	1,426,568
5.50%	01/01/19	23,412	23,457
5.50%	09/01/19	245,455	245,632
5.50%	03/01/20	138,878	139,209
5.50%	04/01/20	191,440	191,427
5.50%	01/01/21	400,000	399,875
5.50%	07/01/33	566,687	560,910
5.50%	10/01/35	58,941	58,353
5.50%	01/01/36	5,500,000	5,434,688
5.50%	06/01/36	197,337	195,011
6.00%	05/15/11	200,000	208,247
6.00%	06/01/18	79,766	81,004
6.00%	01/01/19	9,496	9,644
6.00%	08/01/21	1,367,190	1,387,539
6.00%	10/01/35	694,643	699,360
6.00%	03/01/36	92,998	93,630
6.00%	05/01/36	410,800	413,589
6.00%	05/01/36	557,513	561,298
6.00%	07/01/36	31,688	31,903
6.00%	09/01/36	781,783	787,091
6.00%	01/11/37	1,650,000	1,660,827
6.10%(a)	08/01/36	415,873	418,686
6.50%	07/01/29	69,094	70,868
6.50%	08/01/29	44,808	45,958
6.50%	03/01/30	155,670	159,666
6.50%	08/01/32	110,638	113,174
6.50%	01/01/36	1,360,000	1,385,500
6.50%	08/01/36	85,053	86,659
7.00%	08/01/19	21,976	22,749
7.00%	04/01/30	20,023	20,616
7.00%	05/01/30	44,646	45,969
7.00%	05/01/32	86,128	88,644
7.00%	10/01/32	62,470	64,322
7.12%	06/15/10	200,000	213,820
7.25%	01/15/10	200,000	212,779
7.50%	04/01/30	52,070	54,220
7.50%	04/01/30	104,984	109,320
7.50%	04/01/30	7,669	7,985
8.00%	08/01/14	8,157	8,629
8.00%	08/01/14	5,997	6,344
8.00%	10/01/14	1,596	1,688
8.50%	09/01/14	11,146	11,957
8.50%	01/01/15	9,199	9,869
8.50%	03/01/15	13,609	14,613
8.50%	03/01/30	21,992	23,638
8.75%	02/01/10	10,867	10,910

			32,200,921

Government National Mortgage Assoc. — 3.8%
3.75%(a)	05/20/34	301,930	296,713
5.50%	04/15/33	261,778	260,913
5.50%	07/15/33	108,132	107,737
5.50%	01/01/36	1,900,000	1,890,500
6.00%	02/15/14	18,343	18,664
6.00%	03/15/14	30,836	31,375
6.00%	07/15/32	155,480	157,864
6.00%	05/15/33	188,257	190,882
6.00%	03/15/35	1,300,377	1,318,508
6.00%	01/01/36	400,000	405,500
6.50%	12/15/12	2,801	2,869
6.50%	02/15/13	19,444	19,920
6.50%	05/15/13	17,770	18,206
6.50%	05/15/13	14,147	14,494
6.50%	08/15/13	32,086	32,872
6.50%	10/15/13	8,564	8,774
6.50%	02/15/14	10,346	10,602
6.50%	01/15/34	108,138	110,942
7.50%	10/15/29	1,859	1,939
7.50%	10/15/29	26,186	27,323
7.50%	11/15/29	14,060	14,671
7.50%	06/15/30	13,615	14,209
8.00%	05/20/22	8,755	9,246
9.50%	08/15/17	504	547
11.50%	03/15/10	785	850
12.00%	03/15/14	372	420
12.00%	03/15/15	619	687
12.00%	03/15/15	905	1,006
12.00%	06/15/15	646	718
12.00%	07/15/15	1,441	1,602

			4,970,553

Total U.S. Government & Agency Obligations (Cost $46,974,556)			46,877,689

U.S. TREASURY OBLIGATIONS — 19.9%
United States Treasury Notes & Bonds
1.88%(e)	07/15/15	380,000	378,011
2.00%(e)	01/15/14	275,000	291,906
2.00%(e)	07/15/14	220,000	228,719
2.00%(e)	01/15/26	535,000	511,845
2.38%(e)	04/15/11	790,000	800,410
2.50%(e)	07/15/16	825,000	831,069
3.38%(e)	01/15/12	140,000	166,201
3.50%(e)	01/15/11	800,000	966,129
3.62%	06/30/07	3,250,000	3,228,163
3.62%(e)	04/15/28	310,000	467,240
3.88%	07/31/07	4,000,000	3,973,436
3.88%(e)	04/15/29	380,000	587,729

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

	Maturity Date	Par	Value
4.50%	02/15/36	$1,775,000	$1,687,915
4.62%	10/31/11	410,000	408,510
4.62%	11/15/16	750,000	745,079
4.88%	08/15/16	4,085,000	4,133,828
5.65%(f)	11/15/21	890,000	428,228
5.65%(f)	11/15/27	1,400,000	506,591
6.12%	11/15/27	445,000	516,304
6.25%	08/15/23	745,000	857,507
6.75%(g)	08/15/26	725,000	891,807
8.12%	08/15/19	475,000	620,580
8.50%	02/15/20	490,000	661,768
8.75%	08/15/20	1,330,000	1,838,725

Total U.S. Treasury Obligations (Cost $25,716,801)			25,727,700

Shares
PREFERRED STOCK — 0.2%
460	Fresenius Medical Capital Trust II 7.88%	46,920
8,250	General Motors Convertible Series B 5.25%	174,817

Total Preferred Stock (Cost $201,342)		221,737

MONEY MARKET FUND — 2.8%
928,000	PNC Institutional Money Market Trust 5.30%(h)	928,000
2,737,652	TCW Galileo Money Market Fund 5.02%	2,737,652

Total Money Market Fund (Cost $3,665,652)		3,665,652

REPURCHASE AGREEMENT — 2.7%
Agreement with Deutsche Bank, 5.25% dated 12/29/2006 to be repurchased at $3,602,100, collateralized by $3,640,000 Federal Home Loan Bank Note, 5.10%, due 09/19/2008 (market value $3,693,150)
(Cost $3,600,000)	01/02/07	3,600,000	3,600,000

Total Investments — 115.6%
(Cost $149,036,991)			149,410,592
Other Assets & Liabilities, Net — (15.6)%			(20,183,090)

NET ASSETS — 100.0%			$129,227,502

STEP—Step Coupon Bond

(a)	Variable rate security. The interest rate represents the rate at December 31, 2006.
(b)	Security in default with regards to scheduled interest or principal payments.
(c)	Foreign security denominated in U.S. Dollars.
(d)	Investment in non-U.S. Dollars. Par amount reflects principal in local currency.
(e)	Inflation protection security. Principal amount periodically adjusted for inflation.
(f)	Zero coupon bond. The interest rate represents the yield at time of purchase.
(g)	All or a portion of this security is on loan.
(h)	Investment purchased with proceeds from collateral received from securities on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers. At December 31, 2006, these securities amounted to $1,605,810 or 1.24% of net assets.
#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND SCHEDULE OF INVESTMENTS	December 31, 2006

	Maturity Date	Par	Value
COMMERCIAL PAPER — 2.2%

Financials — 2.2%
Societe Generale (Canada)
5.30%
(Cost $99,426)	02/09/07	$100,000	$99,426

CORPORATE BONDS — 14.6%

Consumer Discretionary — 1.3%
Diageo Capital PLC (United Kingdom)
5.46%(a)	04/20/07	50,000	50,010
Gillette Co. (The)
4.12%	08/30/07	10,000	9,896

			59,906

Consumer Staples — 1.1%
Kroger Co. (The)
7.65%	04/15/07	50,000	50,286

Energy — 1.1%
ChevronTexaco Capital Co. (Canada)
3.50%	09/17/07	55,000	54,355

Financials — 10.0%
Bank United Corp.
8.88%	05/01/07	50,000	50,546
Bear Stearns Cos., Inc. (The)
5.70%	01/15/07	50,000	50,002
7.00%	03/01/07	50,000	50,108
CIT Group, Inc.
7.38%	04/02/07	50,000	50,238
Credit Suisse USA, Inc.
5.75%	04/15/07	50,000	50,038
General Electric Capital Corp.
6.50%	12/10/07	60,000	60,658
International Lease Finance Corp.
5.54%(a)	05/07/07	50,000	50,031
KFW Bankengruppe (Germany)
4.75%	01/24/07	50,000	49,980
Morgan Stanley
5.80%	04/01/07	50,000	50,033

			461,634

Utilities — 1.1%
FPL Group Capital, Inc.
6.12%	05/15/07	50,000	50,090

Total Corporate Bonds (Cost $676,505)			676,271

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 35.5%

Federal Farm Credit Bank — 0.6%
3.70%	11/02/07	25,000	24,691

Federal Home Loan Bank — 5.0%
2.88%	02/15/07	100,000	99,727
4.50%	01/25/08	135,000	134,016

			233,743

Federal Home Loan Mortgage Corp. — 11.9%
3.55%	11/15/07	150,000	147,766
4.80%	02/12/07	100,000	99,966
5.19%(b)	01/09/07	80,000	79,909
5.25%(b)	02/16/07	26,000	25,836
6.52%	01/03/07	150,000	150,005
6.80%	03/19/07	50,000	50,167

			553,649

Federal National Mortgage Assoc. — 18.0%
3.10%	04/27/07	100,000	99,356
3.38%	05/11/07	135,000	134,160
3.53%	10/19/07	185,000	182,475
5.20%(b)	01/19/07	122,000	121,683
5.21%(b)	01/24/07	200,000	199,365
5.25%(b)	03/21/07	100,000	98,905

			835,944

Total U.S. Government & Agency Obligations (Cost $1,647,994)			1,648,027

REPURCHASE AGREEMENT — 20.5%

Agreement with Lehman Brothers Holdings, Inc., 5.20% dated 12/29/2006 to be repurchased at $950,549, collateralized by $945,000 Federal National Mortgage Assoc., 6.03%, due 08/15/2016 (market value $973,726)

(Cost $950,000)	01/02/07	950,000	950,000

Total Investments — 72.8%
(Cost $3,373,925)			3,373,724
Other Assets & Liabilities, Net — 27.2%			1,262,892

NET ASSETS — 100.0%			$4,636,616

(a)	Variable rate security. The interest rate represents the rate at December 31, 2006.
(b)	Represents annualized yield at date of purchase.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 99.0%

Consumer Discretionary — 14.2%
675	1-800-FLOWERS.COM, Inc., Class A†	$4,158
10,084	A.C. Moore Arts & Crafts, Inc.†	218,520
1,380	Aaron Rents, Inc.	39,716
1,041	Advo, Inc.	33,937
1,780	Aeropostale, Inc.†	54,949
680	Ambassadors Group, Inc.	20,638
145	America’s Car-Mart, Inc.†	1,720
24,033	Amerigon, Inc.†	232,159
195	Ameristar Casinos, Inc.	5,994
1,989	Applebees International, Inc.	49,069
760	Arbitron, Inc.	33,014
750	Audible, Inc.†(a)	5,948
310	Aztar Corp.†	16,870
1,430	Bally Technologies, Inc.†	26,712
230	Bally Total Fitness Holding Corp.†(a)	563
745	Bebe Stores, Inc.	14,744
565	Big 5 Sporting Goods Corp.	13,797
9,225	BJ’s Restaurants, Inc.†	186,437
430	Blue Nile, Inc.†(a)	15,863
855	Bright Horizons Family Solutions, Inc.†	33,054
151	Brookfield Homes Corp.(a)	5,670
244	Brown Shoe Co., Inc.	11,649
280	Buckle, Inc. (The)	14,238
238	Buffalo Wild Wings, Inc.†	12,662
455	Build-A-Bear Workshop, Inc.†(a)	12,749
60	Cabela’s, Inc., Class A†	1,448
355	Cache, Inc.†	8,960
645	California Pizza Kitchen, Inc.†	21,485
11,350	Capella Education Co.†	275,238
1,603	Carter’s, Inc.†	40,876
950	Casual Male Retail Group, Inc.†	12,397
860	Catalina Marketing Corp.	23,650
982	Cato Corp. (The), Class A	22,498
80	Cavco Industries, Inc.†	2,803
620	CEC Entertainment, Inc.†	24,955
610	Century Casinos, Inc.†	6,808
2,438	Champion Enterprises, Inc.†	22,820
550	Charlotte Russe Holding, Inc.†	16,912
1,970	Charming Shoppes, Inc.†	26,654
190	Cherokee, Inc.	8,153
5,545	Childrens Place Retail Stores, Inc. (The)†	352,218
6,450	Chipotle Mexican Grill, Inc., Class A†(a)	367,650
804	Chipotle Mexican Grill, Inc., Class B†	41,808
1,190	Christopher & Banks Corp.	22,205
210	Citi Trends, Inc.†	8,324
2,175	CKE Restaurants, Inc.	40,020
1,620	CKX, Inc.†	19,003
405	Coinmach Service Corp., Class A	4,820
60	Coinstar, Inc.†	1,834
185	Conn’s, Inc.†(a)	4,305
2,735	Corinthian Colleges, Inc.†	37,278
1,070	Cosi, Inc.†	5,446
60	Courier Corp.	2,338
320	CROCS, Inc.†	13,824
260	Crown Media Holdings, Inc., Class A†	944
730	CSK Auto Corp.†	12,520
225	Cumulus Media, Inc., Class A†	2,338
135	DEB Shops, Inc.	3,564
200	Deckers Outdoor Corp.†	11,990
340	dELiA*s, Inc.†	3,567
2,930	Denny’s Corp.†	13,800
10,488	DeVry, Inc.	293,664
275	Directed Electronics, Inc.†	3,149
445	Dover Downs Gaming & Entertainment, Inc.	5,950
1,450	Dress Barn, Inc.†(a)	33,828
610	Drew Industries, Inc.†	15,866
2,560	Drugstore.com, Inc.†	9,370
528	DSW, Inc., Class A†	20,365
60	DXP Enterprises, Inc.†	2,102
315	Emmis Communications Corp., Class A	2,596
1,132	Entravision Communications Corp., Class A†	9,305
220	Ethan Allen Interiors, Inc.	7,944
2,035	Fleetwood Enterprises, Inc.†	16,097
575	Fossil, Inc.†	12,984
335	Fuel Systems Solutions, Inc.†	7,397
495	Gaiam, Inc., Class A†	6,772
200	GateHouse Media, Inc.	3,712
7,931	Gemstar-TV Guide International, Inc.†	31,803
100	Genesco, Inc.†(a)	3,730
330	GenTek, Inc.†	11,415
1,230	GSI Commerce, Inc.†	23,062
685	Guess?, Inc.†	43,450
960	Guitar Center, Inc.†	43,642
1,090	Gymboree Corp.†	41,594
485	Harris Interactive, Inc.†	2,444
11,530	Hibbett Sporting Goods, Inc.†	352,011
1,500	Home Solutions of America, Inc.†(a)	8,790
1,390	Hot Topic, Inc.†	18,543
447	Hovnanian Enterprises, Inc., Class A†	15,153
1,190	Iconix Brand Group, Inc.†	23,074
153	Ihop Corp.	8,063
1,510	Interface, Inc., Class A†	21,472
1,000	INVESTools, Inc.†	13,790
345	iRobot Corp.†	6,231
485	Isle of Capri Casinos, Inc.†	12,891
6,050	ITT Educational Services, Inc.†	401,538
300	J Crew Group, Inc.†	11,565
1,150	Jackson Hewitt Tax Service, Inc.	39,066
590	Jos. A. Bank Clothiers, Inc.†	17,316
525	Keystone Automotive Industries, Inc.†	17,845
285	Kimball International, Inc., Class B	6,926
780	Krispy Kreme Doughnuts, Inc.†	8,658
443	K-Swiss, Inc., Class A	13,618

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
110	Leapfrog Enterprises, Inc.†	$1,043
995	Life Time Fitness, Inc.†	48,267
275	Lifetime Brands, Inc.	4,518
125	Lincoln Educational Services Corp.†	1,686
515	Live Nation, Inc.†	11,536
1,410	LKQ Corp.†	32,416
515	Lodgenet Entertainment Corp.†	12,890
25	Lodgian, Inc.†	340
50	M/I Homes, Inc.	1,910
365	Maidenform Brands, Inc.†	6,614
220	Marine Products Corp.	2,583
40	MarineMax, Inc.†	1,037
795	Martha Stewart Living Omnimedia, Class A	17,410
1,163	Marvel Entertainment, Inc.†	31,296
690	Matthews International Corp., Class A	27,152
315	McCormick & Schmick’s Seafood Restaurants, Inc.†	7,573
927	Mediacom Communications Corp., Class A†	7,453
1,498	Men’s Wearhouse, Inc. (The)	57,313
485	Midas, Inc.†	11,155
315	Monarch Casino & Resort, Inc.†	7,522
390	Monro Muffler, Inc.	13,689
555	Morgans Hotel Group Co.†	9,396
460	Morningstar, Inc.†	20,723
100	Morton’s Restaurant Group, Inc.†	1,665
155	MTR Gaming Group, Inc.†	1,894
760	Nautilus, Inc.(a)	10,640
1,420	Netflix, Inc.†	36,721
665	New York & Co., Inc.†	8,698
260	Noble International, Ltd.	5,213
245	Oakley, Inc.	4,915
365	Overstock.com, Inc.†(a)	5,767
35	Oxford Industries, Inc.	1,738
870	P.F. Chang’s China Bistro, Inc.†	33,391
2,305	Pacific Sunwear of California, Inc.†	45,132
65	Palm Harbor Homes, Inc.†	911
510	Papa John’s International, Inc.†	14,795
245	Payless Shoesource, Inc.†	8,041
560	PetMed Express, Inc.†	7,476
900	Phillips-Van Heusen	45,153
24,720	Pinnacle Entertainment, Inc.†	819,221
30	Playboy Enterprises, Inc., Class B†	344
990	Polaris Industries, Inc.(a)	46,362
331	Pre-Paid Legal Services, Inc.†(a)	12,952
730	Priceline.com, Inc.†	31,835
770	Private Media Group, Ltd.†(a)	3,103
1,060	Progressive Gaming International Corp.†	9,614
770	Quiksilver, Inc.†(a)	12,128
944	Rare Hospitality International, Inc.†	31,086
610	Raser Technologies, Inc.†(a)	3,733
40	RC2 Corp.†	1,760
1,550	Reader’s Digest Association, Inc. (The)	25,885
543	Red Robin Gourmet Burgers, Inc.†	19,467
915	Restoration Hardware, Inc.†(a)	7,787
625	Retail Ventures, Inc.†	11,900
190	Riviera Holdings Corp.†	4,590
1,781	Ruby Tuesday, Inc.	48,871
545	Ruth’s Chris Steak House, Inc.†	9,963
20	Salem Communications Corp., Class A	239
235	Sauer-Danfoss, Inc.	7,579
260	Sealy Corp.	3,835
1,710	Select Comfort Corp.†	29,737
1,140	Shuffle Master, Inc.†(a)	29,868
100	Shutterly, Inc.†	1,440
1,430	Sinclair Broadcast Group, Inc., Class A	15,015
330	Skechers U.S.A., Inc., Class A†	10,992
900	Smith & Wesson Holding Corp.†(a)	9,306
2,213	Sonic Corp.†	53,001
2,013	Sotheby’s	62,443
130	Source Interlink Cos., Inc.†	1,061
570	Spanish Broadcasting System, Class A†	2,343
585	Stamps.com, Inc.†	9,214
435	Stein Mart, Inc.	5,768
680	Steven Madden, Ltd.	23,861
3,959	Strayer Education, Inc.	419,852
1,079	Sun-Times Media Group, Inc., Class A	5,298
5,381	Tefron, Ltd.	56,500
1,590	Tempur-Pedic International, Inc.†	32,531
245	Tenneco, Inc.†	6,056
1,650	Texas Roadhouse, Inc., Class A†	21,879
850	Timberland Co., Class A†	26,843
2,650	Tivo, Inc.†	13,568
50	Town Sports International Holdings, Inc.†	824
1,960	Triarc Cos., Inc., Class B	39,200
405	True Religion Apparel, Inc.†(a)	6,201
680	Tuesday Morning Corp.	10,574
875	Tupperware Brands Corp.	19,784
8,800	Tween Brands, Inc.†(a)	351,384
680	Under Armour, Inc., Class A†(a)	34,306
355	Universal Electronics, Inc.†	7,462
725	Universal Technical Institute, Inc.†	16,102
870	Vail Resorts, Inc.†	38,993
885	Valassis Communications, Inc.†	12,832
50	Value Line, Inc.	2,272
890	Valuevision Media, Inc., Class A†	11,695
430	Volcom, Inc.†	12,715
625	Warnaco Group, Inc. (The)†	15,862
2,160	Wet Seal, Inc. (The), Class A†	14,407
970	Winnebago Industries(a)	31,923
880	WMS Industries, Inc.†	30,677
900	Wolverine World Wide, Inc.	25,668
650	World Wrestling Entertainment, Inc., Class A	10,595
280	Xerium Technologies, Inc.	2,741

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Consumer Discretionary (continued)
930	Yankee Candle Co., Inc.	$31,880
8,270	Zumiez, Inc.†	244,296

		7,687,969

Consumer Staples — 1.3%
130	Alico, Inc.	6,582
1,409	American Oriental Bioengineering, Inc.†	16,443
453	Andersons, Inc. (The)	19,203
50	Arden Group, Inc., Class A	6,190
210	Boston Beer Co., Inc., Class A†	7,556
115	Casey’s General Stores, Inc.	2,708
20,264	Castle Brands, Inc.†	126,245
835	Central European Distribution Corp.†	24,799
60	Central Garden & Pet Co.†	2,905
380	Chattem, Inc.†	19,030
155	Coca Cola Bottling Co. Consolidated	10,607
2,565	Darling International, Inc.†	14,133
855	Delta & Pine Land Co.	34,585
355	Diamond Foods, Inc.	6,749
905	Flowers Foods, Inc.(a)	24,426
160	Green Mountain Coffee Roasters, Inc.†	7,877
75	Inter Parfums, Inc.	1,439
220	J&J Snack Foods Corp.	9,108
770	Jones Soda Co.†	9,471
590	Lancaster Colony Corp.	26,143
365	Lance, Inc.	7,329
915	Longs Drug Stores Corp.	38,778
505	Mannatech, Inc.(a)	7,439
60	Maui Land & Pineapple Co., Inc.†	2,035
298	Medifast, Inc.†	3,749
285	MGP Ingredients, Inc.	6,444
260	National Beverage Corp.	3,648
200	NBTY, Inc.†	8,314
1,115	Nu Skin Enterprises, Inc., Class A	20,326
685	Pantry, Inc. (The)†(a)	32,085
340	Parlux Fragrances, Inc.†(a)	1,894
120	Pathmark Stores, Inc.†	1,338
449	Peet’s Coffee & Tea, Inc.†	11,782
100	Physicians Formula Holding, Inc.†	1,869
1,270	Playtex Products, Inc.†	18,275
80	Ralcorp Holdings, Inc.†	4,071
445	Reddy Ice Holdings, Inc.	11,490
100	Susser Holdings Corp.†	1,800
110	Tiens Biotech Group USA, Inc.†	432
1,040	Tootsie Roll Industries, Inc.	34,008
1,380	United Natural Foods, Inc.†	49,570
310	USANA Health Sciences, Inc.†	16,015
790	Vector Group, Ltd.(a)	14,022
270	WD-40 Co.	9,415
890	Wild Oats Markets, Inc.†	12,798

		695,125

Energy — 5.9%
570	Allis-Chalmers Energy, Inc.†	13,133
240	Alon USA Energy, Inc.	6,314
1,640	Alpha Natural Resources, Inc.†	23,337
4,483	Arena Resources, Inc.†	191,469
570	Atlas America, Inc.†	29,053
5,865	ATP Oil & Gas Corp.†	232,078
885	Atwood Oceanics, Inc.†	43,338
2,623	Aurora Oil & Gas Corp.†	8,420
775	Aventine Renewable Energy Holdings, Inc.†	18,259
485	Basic Energy Services, Inc.†	11,955
7,850	Berry Petroleum Co., Class A	243,428
410	Bill Barret Corp.†	11,156
485	Bois d’Arc Energy, Inc.†	7,096
345	Bronco Drilling Co., Inc.†	5,931
315	Callon Petroleum Co.†	4,734
660	CARBO Ceramics, Inc.	24,664
730	Carrizo Oil & Gas, Inc.†	21,185
170	Clayton Williams Energy, Inc.†	6,173
825	Complete Production Services, Inc.†	17,490
970	Comstock Resources, Inc.†	30,128
1,050	Crosstex Energy, Inc.	33,274
130	Dawson Geophysical Co.†	4,736
305	Delek US Holdings, Inc.	4,999
1,530	Delta Petroleum Corp.†(a)	35,435
23,500	Dresser-Rand Group, Inc.†	575,045
730	Dril-Quip, Inc.†	28,587
895	Energy Partners, Ltd.†	21,856
2,245	Evergreen Energy, Inc.†(a)	22,203
900	Exploration Co. of Delaware, Inc. (The)†	12,006
2,325	Gasco Energy, Inc.†(a)	5,696
922	GeoGlobal Resources, Inc.†	7,238
250	GeoMet, Inc.†	2,600
150	Giant Industries, Inc.†	11,243
260	GMX Resources, Inc.†	9,230
410	Goodrich Petroleum Corp.†	14,834
6,205	Grey Wolf, Inc.†	42,566
260	Gulf Island Fabrication, Inc.	9,594
370	Gulfport Energy Corp.†	5,028
0	Helix Energy Solutions Group, Inc.†	13
6,060	Hercules Offshore, Inc.†	175,134
40	Hornbeck Offshore Services, Inc.†	1,428
585	Hydril†	43,986
605	Input/Output, Inc.†	8,246
2,955	International Coal Group, Inc.†	16,105
490	James River Coal Co.†(a)	4,547
60	Lone Star Technologies, Inc.†	2,905
490	Lufkin Industries, Inc.	28,459
2,367	Mariner Energy, Inc.†	46,393
200	Markwest Hydrocarbon, Inc.	9,710
730	Matrix Service Co.†	11,753
17,010	Metretek Technologies, Inc.†	209,563
480	NATCO Group, Inc., Class A†	15,302
1,626	Newpark Resources†	11,723

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Energy (continued)
841	Oil States International, Inc.†	$27,105
879	Pacific Ethanol, Inc.†(a)	13,528
10,070	Parallel Petroleum Corp.†	176,930
265	Penn Virginia Corp.	18,561
2,650	Petrohawk Energy Corp.†	30,475
460	Petroleum Development Corp.†	19,803
315	Petroquest Energy, Inc.†	4,013
260	PHI, Inc.†	8,510
1,300	Pioneer Drilling Co.†	17,264
30	PrimeEnergy Corp.†	1,935
605	Quest Resource Corp.†	6,110
290	RAM Energy Resources, Inc.†(a)	1,598
4,415	Rentech, Inc.†(a)	16,645
1,012	RPC, Inc.	17,083
655	SulphCo, Inc.†(a)	3,092
325	Superior Well Services, Inc.†	8,307
1,231	Syntroleum Corp.†(a)	4,259
10	T-3 Energy Services, Inc.†	221
365	Toreador Resources Corp.†	9,406
2,312	Transmeridian Exploration, Inc.†	7,976
1,830	Vaalco Energy, Inc.†	12,352
200	Venoco, Inc.†	3,512
325	VeraSun Energy Corp.†(a)	6,419
815	Veritas DGC, Inc.†	69,788
455	Warren Resources, Inc.†	5,333
195	Westmoreland Coal Co.†	3,836
5,765	W-H Energy Services, Inc.†	280,698
900	World Fuel Services Corp.	40,014

		3,195,551

Financials — 8.6%
150	21st Century Insurance Group	2,648
100	ACA Capital Holdings, Inc.†	1,546
1,013	Acadia Realty Trust	25,345
2,150	Advance America Cash Advance Centers, Inc.	31,498
80	Advanta Corp., Class B	3,490
5,875	Affiliated Managers Group, Inc.†(a)	617,639
65	Alexander’s, Inc.†	27,277
191	Alexandria Real Estate Equities, Inc.	19,176
100	Amtrust Financial Services, Inc.	855
30	Arrow Financial Corp.	743
385	Asset Acceptance Capital Corp.†	6,476
390	Asta Funding, Inc.	11,872
50	Bancorp, Inc. (The)†	1,480
390	Bank of the Ozarks, Inc.	12,893
641	Calamos Asset Management, Inc., Class A	17,198
25	Camden National Corp.	1,153
135	Capital Corp. of the West	4,332
30	Capitol Bancorp, Ltd.	1,386
530	Cardinal Financial Corp.	5,433
875	Cascade Bancorp	27,151
510	Cash America International, Inc.	23,919
126	Cathay General Bancorp	4,348
100	CBRE Realty Finance, Inc.	1,571
235	Center Financial Corp.	5,633
133	Charter Financial Corp.(a)	6,852
135	City Bank	4,833
50	Clark, Inc.	832
260	Clayton Holdings, Inc.†	4,865
352	Coastal Financial Corp.	5,896
455	CoBiz, Inc.	10,028
330	Cohen & Steers, Inc.	13,256
100	Columbia Bancorp	2,645
6,917	Community Bancorp†	208,824
532	CompuCredit Corp.†(a)	21,179
190	Consolidated-Tomoka Land Co.	13,756
1,095	Corporate Office Properties Trust	55,265
1,250	Cousins Properties, Inc.	44,088
320	Credit Acceptance Corp.†	10,666
25	Crystal River Capital, Inc.	638
1,200	CVB Financial Corp.	17,352
145	Darwin Professional Underwriters, Inc.†	3,400
805	Digital Reality Trust, Inc.	27,555
373	Dollar Financial Corp.†	10,392
680	Doral Financial Corp.	1,952
725	EastGroup Properties, Inc.	38,831
100	eHealth, Inc.†	2,011
105	Enstar Group, Inc.†	10,070
310	Enterprise Financial Services Corp.	10,100
637	Equity Lifestyle Properties, Inc.	34,672
8,364	Evercore Partners, Inc., Class A†	308,213
1,070	EZCORP, Inc., Class A†	17,388
345	FelCor Lodging Trust, Inc.	7,535
225	Fidelity Bankshares, Inc.	8,926
285	First Acceptance Corp.†	3,055
335	First Busey Corp.	7,722
885	First Cash Financial Services, Inc.†	22,895
106	First Community Bancorp, Inc.	5,541
30	First Indiana Corp.	761
100	First Mercury Finanacial Corp.†	2,352
200	First Regional Bancorp†	6,818
170	First Republic Bank	6,644
270	First South Bancorp, Inc.(a)	8,610
30	First State Bancorp	742
1,070	Fremont General Corp.	17,345
330	Frontier Financial Corp.	9,646
570	Getty Realty Corp.	17,613
5,695	GFI Group, Inc.†	354,571
210	Glacier Bancorp, Inc.	5,132
180	Gladstone Investment Corp.	2,756
1,150	Glimcher Realty Trust	30,716
7,080	Greenhill & Co., Inc.(a)	522,504
400	Hancock Holding Co.	21,136
490	Harris & Harris Group, Inc.†	5,924

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Financials (continued)
175	Heritage Commerce Corp.	$4,662
90	Hilb, Rogal & Hobbs Co.	3,791
50	Home Bancshares, Inc.	1,202
10	Home Federal Bancorp, Inc.	172
985	Home Properties, Inc.	58,381
315	Housevalues, Inc.†	1,773
95	Inland Real Estate Corp.(a)	1,778
180	International Bancshares Corp.	5,564
7,092	International Securities Exchange Holdings, Inc.	331,835
40	Intervest Bancshares Corp.†	1,376
90	Investors Bancorp, Inc.†	1,416
285	JER Investors Trust, Inc.	5,891
100	KBW, Inc.†	2,939
55	Lakeland Financial Corp.	1,404
535	Longview Fibre Co.	11,743
50	Macatawa Bank Corp.	1,063
190	Maguire Properties, Inc.	7,600
395	MarketAxess Holdings, Inc.†	5,360
95	Marlin Business Services Corp.†	2,283
71	MB Financial, Inc.	2,670
65	Mercantile Bank Corp.	2,450
15	MetroCorp Bancshares, Inc.	316
200	Mid-America Aparent Communities, Inc.	11,448
65	Midwest Banc Holdings, Inc.	1,544
1,800	Mills Corp. (The)	36,000
3,197	Move, Inc.†	17,615
365	Nara Bancorp, Inc.	7,636
1,019	National Financial Partners Corp.	44,805
320	National Interstate Corp.	7,776
1,630	NewAlliance Bancshares, Inc.	26,732
9,100	NewStar Financial, Inc.†	167,895
70	Northern Empire Bancshares†	2,068
50	Old Second Bancorp, Inc.	1,465
280	Omega Healthcare Investors, Inc.	4,962
680	optionsXpress Holdings, Inc.	15,429
136	Pacific Capital Bancorp	4,567
215	Penson Worldwide, Inc.†	5,893
210	PFF Bancorp, Inc.	7,247
332	Pinnacle Financial Partners, Inc.†	11,016
155	Placer Sierra Bancshares	3,684
523	Portfolio Recovery Associates, Inc.†	24,419
130	Preferred Bank	7,812
30	Premierwest Bancorp	479
585	PrivateBancorp, Inc.	24,354
110	PS Business Parks, Inc.	7,778
40	QC Holdings, Inc.†	638
35	Resource Capital Corp.	593
615	Rewards Network, Inc.†	4,274
25	Roma Financial Corp.†	414
90	S.Y. Bancorp, Inc.	2,520
40	Safety Insurance Group, Inc.	2,028
360	Saul Centers, Inc.	19,868
330	Seacoast Banking Corp. of Florida	8,184
200	Sierra Bancorp	5,868
11,160	Signature Bank†	345,737
250	Smithtown Bancorp, Inc.	6,780
15	Southside Bancshares, Inc.	386
75	Sovran Self Storage, Inc.	4,296
190	Stifel Financial Corp.†	7,454
337	Suffolk Bancorp	12,850
590	Sun Communities, Inc.	19,092
670	Superior Bancorp†	7,598
1,165	SVB Financial Group†	54,312
1,010	Tanger Factory Outlet Centers, Inc.	39,471
322	Technology Invesent Capital Corp.	5,197
360	Tejon Ranch Co.†	20,102
735	Texas Capital Bancshares, Inc.†	14,612
195	Thomas Weisel Partners Group, Inc.†	4,114
20	Tompkins Trustco, Inc.	909
554	Tower Group, Inc.	17,213
790	TradeStation Group, Inc.†	10,862
110	Trico Bancshares	2,993
2,375	Trustco Bank Corp.	26,410
2,330	UCBH Holdings, Inc.	40,915
120	United Community Banks, Inc.	3,878
305	United PanAm Financial Corp.†	4,197
215	United Security Bancshares	5,182
145	USB Holding Co., Inc.	3,494
100	Viewpoint Financial Group†	1,694
275	Vineyard National Bancorp	6,330
485	Virginia Commerce Bancorp, Inc.†	9,642
2,120	Waddell & Reed Financial, Inc., Class A	58,003
1,471	Washington Real Estate Invesent Trust	58,840
5	Wauwatosa Holdings, Inc.†	89
470	West Bancorp, Inc.	8,357
438	Westamerica Bancorp	22,176
435	Western Alliance Bancorp†	15,125
60	Westfield Financial, Inc.	2,076
475	Wilshire Bancorp, Inc.	9,011
340	Wintrust Financial Corp.	16,327
555	World Acceptance Corp.†	26,057
40	Yardville National Bancorp	1,509

		4,645,535

Health Care — 21.5%
635	Abaxis, Inc.†	12,224
710	Abiomed, Inc.†	10,011
736	Acadia Pharmaceuticals, Inc.†	6,469
28,295	Adams Respiratory Therapeutics, Inc.†	1,154,719
465	Adeza Biomedical Corp.†	6,933
1,420	Adolor Corp.†	10,678
260	Advanced Magnetics, Inc.†	15,527
1,721	ADVENTRX Pharmaceuticals, Inc.†	5,077
2,149	Affymetrix, Inc.†	49,556

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Health Care (continued)
275	Air Methods Corp.†	$7,678
1,502	Akorn, Inc.†	9,388
300	Albany Molecular Research, Inc.†	3,168
1,137	Alexion Pharmaceuticals, Inc.†(a)	45,923
1,770	Align Technology, Inc.†(a)	24,727
3,085	Alkermes, Inc.†	41,246
260	Alliance Imaging, Inc.†	1,729
16,560	Allscripts Healthcare Solutions, Inc.†	446,954
990	Alnylam Pharmaceuticals, Inc.†	21,186
245	Alpharma, Inc., Class A	5,904
175	Altus Pharmaceuticals, Inc.†	3,299
801	Amedisys, Inc.†(a)	26,340
2,230	American Medical Systems Holdings, Inc.†	41,300
310	AMERIGROUP Corp.†	11,126
965	AMN Healthcare Services, Inc.†	26,576
575	Amsurg Corp.†	13,225
555	Anadys Pharmaceuticals, Inc.†	2,731
260	Analogic Corp.	14,596
375	Angiodynamics, Inc.†	8,059
115	Apria Healthcare Group, Inc.†	3,065
1,020	Arena Pharmaceuticals, Inc.†	13,168
1,124	ARIAD Pharmaceuticals, Inc.†	5,777
1,220	Array Biopharma, Inc.†	15,762
746	Arrow International, Inc.	26,393
855	Arthrocare Corp.†	34,132
505	Aspect Medical Systems, Inc.†	9,499
1,040	Atherogenics, Inc.†(a)	10,306
800	Auxilium Pharmaceuticals, Inc.†	11,752
980	AVANIR Pharmaceuticals, Class A†(a)	2,264
1,590	AVI BioPharma, Inc.†	5,056
100	Bentley Pharmaceuticals, Inc.†	1,017
700	BioCryst Pharmaceuticals, Inc.†	8,092
1,120	Bioenvision, Inc.†	5,197
2,915	BioMarin Pharmaceuticals, Inc.†	47,777
315	Bio-Reference Labs, Inc.†	7,084
495	Biosite, Inc.†	24,181
1,330	Bruker BioSciences Corp.†	9,988
100	Cadence Pharmaceuticals, Inc.†	1,232
720	Candela Corp.†	8,906
220	Caraco Pharmaceutical Laboratories, Ltd.†	3,080
1,745	Cell Genesys, Inc.†	5,916
1,360	Centene Corp.†	33,415
1,730	Cepheid, Inc.†	14,705
850	Cerus Corp.†	4,981
855	Chemed Corp.	31,618
530	Coley Pharmaceutical Group, Inc.†	5,136
750	Combinatorx, Inc.†	6,495
310	Computer Programs & Systems, Inc.	10,537
31,065	Conceptus, Inc.†	661,374
955	Conor Medsystems, Inc.†	29,920
105	Corvel Corp.†	4,995
115	Cross Country Healthcare, Inc.†	2,509
1,720	Cubist Pharmaceuticals, Inc.†	31,149
1,750	CV Therapeutics, Inc.†	24,430
675	Cyberonics, Inc.†(a)	13,932
605	Cypress Bioscience, Inc.†	4,689
780	Cytokinetics, Inc.†	5,834
30	Datascope Corp.	1,093
1,610	deCODE genetics, Inc.†	7,293
70	Dendreon Corp.†	292
1,150	Depomed, Inc.†	3,968
500	DexCom Inc.†	4,930
575	Digene Corp.†	27,554
655	Dionex Corp.†	37,145
940	Diversa Corp.†	10,227
743	DJO, Inc.†	31,815
1,950	Durect Corp.†	8,658
1,430	Eclipsys Corp.†	29,401
655	Emageon, Inc.†	10,061
100	Emergent Biosolutions, Inc.†	1,116
75	Emeritus Corp.†	1,864
608	Emisphere Technologies, Inc.†	3,216
1,880	Encysive Pharmaceuticals, Inc.†	7,915
840	Enzo Biochem, Inc.†	11,987
1,380	Enzon Pharmaceuticals, Inc.†	11,744
1,560	eResearch Technology, Inc.†	10,499
515	ev3, Inc.†	8,873
2,998	Exelixis, Inc.†	26,982
980	Five Star Quality Care, Inc.†	10,927
710	Foxhollow Technologies, Inc.†	15,322
605	Genitope Corp.†(a)	2,130
375	Genomic Health, Inc.†	6,975
4,913	Genta, Inc.†(a)	2,174
420	Gentiva Health Services, Inc.†	8,005
990	Geron Corp.†	8,692
145	Greatbatch, Inc.†	3,903
400	GTx, Inc.†	7,136
875	Haemonetics Corp.†	39,392
880	Hana Biosciences, Inc.†	5,606
100	Hansen Medical, Inc.†	1,154
865	HealthExtras, Inc.†	20,847
445	Healthspring, Inc.†	9,056
1,135	Healthways, Inc.†	54,151
250	Hi-Tech Pharmacal Co., Inc.†	3,042
1,673	Hologic, Inc.†(a)	79,099
4,195	Human Genome Sciences, Inc.†(a)	52,186
798	Hythiam, Inc.†(a)	7,374
2,151	ICOS Corp.†	72,682
180	ICU Medical, Inc.†	7,322
750	Idenix Pharmaceuticals, Inc.†	6,518
710	I-Flow Corp.†	10,615
1,500	Illumina, Inc.†(a)	58,965
2,145	Immucor, Inc.†	62,698
1,426	Incyte Corp.†	8,328
1,460	Indevus Pharmaceuticals, Inc.†	10,366
628	Integra LifeSciences Holdings Corp.†	26,747

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Health Care (continued)
800	InterMune, Inc.†(a)	$24,600
675	Intralase Corp.†	15,106
950	inVentiv Health, Inc.†	33,582
60	Inverness Medical Innovations, Inc.†	2,322
520	IRIS International, Inc.†	6,578
2,328	Isis Pharmaceuticals, Inc.†	25,887
400	Kendle International, Inc.†	12,580
120	Kensey Nash Corp.†	3,816
33,600	Keryx Biopharmaceuticals, Inc.†	446,880
1,248	KV Pharmaceutical Co., Class A†	29,677
1,387	Kyphon, Inc.†(a)	56,035
170	Landauer, Inc.	8,920
685	LCA-Vision, Inc.(a)	23,537
2,360	Lexicon Genetics, Inc.†	8,520
355	LHC Group, Inc.†	10,121
8,200	Lifecell Corp.†	197,948
1,015	Luminex Corp.†	12,891
170	Magellan Health Services, Inc.†	7,347
705	MannKind Corp.†	11,625
655	Martek Biosciences Corp.†	15,288
651	Matria Healthcare, Inc.†	18,703
3,895	Medarex, Inc.†	57,607
100	Medcath Corp.†	2,736
90	Medical Action Industries, Inc.†	2,902
1,590	Medicines Co.†	50,435
1,710	Medicis Pharmaceutical Corp., Class A	60,072
1,142	Mentor Corp.	55,810
350	Merge Technologies, Inc.†	2,296
665	Meridian Bioscience, Inc.	16,312
617	Metabasis Therapeutics, Inc.†	4,640
200	Metabolix, Inc.†	3,788
2,475	MGI Pharma, Inc.†	45,565
465	Molecular Devices Corp.†	9,798
190	Molina Healthcare, Inc.†	6,177
750	Momenta Pharmaceuticals, Inc.†	11,798
4,154	Monogram Biosciences, Inc.†	7,394
180	MWI Veterinary Supply, Inc.†	5,814
1,240	Myriad Genetics, Inc.†	38,812
660	Nastech Pharmaceutical Co., Inc.†	9,986
180	National Healthcare Corp.	9,936
640	Natus Medical, Inc.†	10,630
23,345	Nektar Therapeutics†(a)	355,077
920	Neurocrine Biosciences, Inc.†	9,586
385	Neurometrix, Inc.†(a)	5,740
440	New River Pharmaceuticals, Inc.†(a)	24,072
200	Nighthawk Radiology Holdings, Inc.†	5,100
230	Northfield Laboratories, Inc.†(a)	936
250	Northstar Neuroscience, Inc.†	3,595
1,950	Novavax, Inc.†	7,995
10,345	Noven Pharmaceuticals, Inc.†	263,280
1,194	NPS Pharmaceuticals, Inc.†	5,409
1,055	NuVasive, Inc.†	24,370
1,185	Nuvelo, Inc.†	4,740
365	NxStage Medical, Inc.†	3,059
17,500	Obagi Medical Products, Inc.†	180,425
820	Odyssey HealthCare, Inc.†	10,873
840	Omnicell, Inc.†	15,649
1,300	Onyx Pharmaceuticals, Inc.†(a)	13,754
60	Option Care, Inc.	855
1,450	OraSure Technologies, Inc.†	11,977
1,795	OSI Pharmaceuticals, Inc.†	62,789
50	Osiris Therapeutics, Inc.†	1,266
1,110	Pain Therapeutics, Inc.†	9,879
570	Palomar Medical Technologies, Inc.†	28,882
1,593	Panacos Pharmceuticals, Inc.†	6,388
725	Par Pharmaceutical Cos., Inc.†	16,218
890	Parexel International Corp.†	25,783
715	Penwest Pharmaceuticals Co.†	11,883
6,025	Peregrine Pharmaceuticals, Inc.†	6,989
165	Perrigo Co.	2,854
1,065	Per-Se Technologies, Inc.†	29,586
535	Pharmion Corp.†	13,771
20,550	Phase Forward, Inc.†	307,839
755	PolyMedica Corp.	30,510
770	Pozen, Inc.†	13,082
470	PRA International†	11,877
705	Progenics Pharmaceuticals, Inc.†	18,147
13,065	Providence Service Corp. (The)†(a)	328,323
2,135	PSS World Medical, Inc.†	41,697
23,742	Psychiatric Solutions, Inc.†	890,800
37,468	Quidel Corp.†	510,314
27,950	Radiation Therapy Services, Inc.†	880,984
1,640	Regeneron Pharmaceuticals, Inc.†	32,915
465	Renovis, Inc.†	1,469
100	Replidyne, Inc.†	574
160	Rigel Pharmaceuticals, Inc.†	1,899
1,470	Salix Pharmaceuticals, Ltd.†	17,890
890	Sangamo Biosciences, Inc.†	5,874
64,050	Santarus, Inc.†(a)	501,512
805	Sciele Pharma, Inc.†	19,320
920	Senomyx, Inc.†	11,951
1,260	Sirna Therapeutics, Inc.†	16,393
579	Sirona Dental Systems, Inc.	22,297
735	Solexa, Inc.†	9,665
135	Somaxon Pharmaceuticals, Inc.†	1,916
536	SonoSite, Inc.†	16,578
950	Spectranetics Corp.†	10,726
710	Stereotaxis, Inc.†	7,327
700	Sun Healthcare Group, Inc.†	8,841
1,100	Sunrise Senior Living, Inc.†	33,792
1,560	SuperGen, Inc.†	7,925
520	SurModics, Inc.†(a)	16,182
275	Symbion, Inc.†	5,090
920	Symmetry Medical, Inc.†	12,724
740	Tanox, Inc.†	14,726
1,660	Telik, Inc.†(a)	7,354
10,800	Theravance, Inc.†	333,612
1,735	ThermoGenesis Corp.†	7,478

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Health Care (continued)
1,460	Thoratec Corp.†	$25,667
545	Trimeris, Inc.†	6,927
1,350	Trizetto Group, Inc.†	24,800
100	Trubion Pharmaceuticals, Inc.†	1,801
1,400	United Surgical Partners International, Inc.†	39,690
775	United Therapeutics Corp.†	42,137
2,955	Valeant Pharmaceuticals International	50,944
345	Varian, Inc.†	15,453
946	Ventana Medical Systems, Inc.†	40,706
680	Viasys Healthcare, Inc.†	18,918
880	Viropharma, Inc.†	12,883
180	Visicu, Inc.†	2,016
135	VistaCare, Inc., Class A†	1,370
14,030	Vital Images, Inc.†	488,244
205	Vital Signs, Inc.	10,234
200	Volcano Corp.†	3,278
1,055	West Pharmaceutical Services, Inc.	54,048
975	Wright Medical Group, Inc.†	22,698
627	Xenoport, Inc.†	15,393
149	Young Innovations, Inc.	4,962
190	Zoll Medical Corp.†	11,066
1,195	Zymogenetics, Inc.†	18,606

		11,648,452

Industrials — 19.5%
475	3D Systems Corp.†(a)	7,581
630	A.S.V., Inc.†(a)	10,250
285	AAON, Inc.	7,490
1,005	AAR Corp.†(a)	29,336
1,850	ABX Air, Inc.†	12,820
555	ACCO Brands Corp.†	14,691
345	Accuride Corp.†	3,885
895	Actuant Corp., Class A	42,647
1,425	Acuity Brands, Inc.(a)	74,157
746	Administaff, Inc.(a)	31,906
10,065	Advisory Board Co. (The)†	538,880
2,890	Airtran Holdings, Inc.†	33,929
645	Alaska Air Group, Inc.†(a)	25,478
590	Albany International Corp., Class A	19,417
296	Amerco, Inc.†	25,755
972	American Commercial Lines, Inc.†	63,676
485	American Ecology Corp.	8,977
300	American Railcar Industries, Inc.	10,212
15,950	American Reprographics Co.†	531,294
300	American Science & Engineering, Inc.†	17,853
1,020	American Superconductor Corp.†(a)	10,006
390	American Woodmark Corp.(a)	16,322
20	Ampco-Pittsburgh Corp.	670
50	Amrep Corp.(a)	6,125
670	Apogee Enterprises, Inc.	12,938
1,410	Applied Industrial Technologies, Inc.	37,097
395	Argon ST, Inc.†	8,508
550	Astec Industries, Inc.†	19,305
135	Atlas Air Worldwide Holdings, Inc.†	6,008
295	Badger Meter, Inc.	8,172
530	Baldor Electric Co.	17,713
1,035	Barnes Group, Inc.(a)	22,511
205	Barrett Business Services, Inc.	4,801
190	Basin Water, Inc.†	1,286
24,155	BE Aerospace, Inc.†(a)	620,300
1,380	Beacon Roofing Supply, Inc.†	25,972
620	Blount International, Inc.†	8,345
937	Brady Corp., Class A	34,931
1,035	Bucyrus International, Inc., Class A(a)	53,572
465	Builders FirstSource, Inc.†	8,291
3,280	Capstone Turbine Corp.†(a)	4,034
645	Casella Waste Systems, Inc., Class A†	7,888
732	CBIZ, Inc.†	5,102
70	CDI Corp.	1,743
700	Celadon Group, Inc.†	11,725
1,690	Cenveo, Inc.†	35,828
880	Ceradyne, Inc.†	49,720
200	Chart Industries, Inc.†	3,242
830	China BAK Battery, Inc.†	5,412
610	Clarcor, Inc.	20,624
510	Clean Harbors, Inc.†	24,689
575	Columbus McKinnon Corp.†	12,086
415	Comfort Systems USA, Inc.	5,246
505	COMSYS IT Partners, Inc.†	10,206
250	Consolidated Graphics, Inc.†	14,768
7,800	Corporate Executive Board Co.	684,060
6,724	CoStar Group, Inc.†	360,137
344	CRA International, Inc.†	18,026
80	Curtiss-Wright Corp.	2,966
900	Diamond Management & Technology Consultants, Inc.	11,196
285	Dynamex, Inc.†	6,658
390	Dynamic Materials Corp.	10,959
430	DynCorp International, Inc., Class A†	6,824
1,027	EGL, Inc.†	30,584
250	ElkCorp.	10,272
760	Encore Wire Corp.†(a)	16,728
1,280	Energy Conversion Devices, Inc.†(a)	43,494
495	ENGlobal Corp.†	3,183
25,742	ESCO Technologies, Inc.†	1,169,716
605	Essex Corp.†	14,466
310	Esterline Technologies Corp.†	12,471
2,130	Evergreen Solar, Inc.†(a)	16,124
160	ExpressJet Holdings, Inc.†	1,296
175	First Advantage Corp., Class A†	4,018
650	First Consulting Group, Inc.†	8,944
500	First Solar, Inc.†	14,900
385	Flanders Corp.†	3,812
735	Florida East Coast Industries, Inc.	43,806
11,753	Force Protection, Inc.†(a)	204,620
936	Forward Air Corp.	27,078
305	Foster (L.B.) Co., Class A†	7,903

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENT - (Continued)	December 31, 2006

Shares		Value
Industrials (continued)
745	Franklin Electric Co., Inc.	$38,286
225	Freightcar America, Inc.	12,476
185	Frontier Airlines Holdings, Inc.†(a)	1,369
705	FTI Consulting, Inc.†	19,662
170	FuelCell Energy, Inc.†	1,098
110	Gehl Co.†	3,028
1,750	GenCorp., Inc.†	24,535
7,744	General Cable Corp.†	338,490
1,155	Genesee & Wyoming, Inc., Class A†	30,307
815	Genlyte Group, Inc.†	63,660
639	Geo Group, Inc. (The)†	23,975
820	Global Cash Access Holdings, Inc.†	13,309
450	Goodman Global, Inc.†	7,740
1,423	GrafTech International, Ltd.†	9,847
319	Granite Construction, Inc.	16,052
170	Greenbrier Cos., Inc.	5,100
345	H&E Equipment Services, Inc.†	8,546
353	Harland (John H.) Co.	17,721
865	Healthcare Services Group	25,050
990	Heartland Express, Inc.	14,870
670	Heico Corp.	26,016
500	Heidrick & Struggles International, Inc.†	21,180
70	Herley Industries, Inc.†	1,133
2,097	Herman Miller, Inc.	76,247
2,975	Hexcel Corp.†(a)	51,795
160	Horizon Lines, Inc., Class A	4,314
125	Houston Wire & Cable Co.†(a)	2,612
1,260	HUB Group, Inc., Class A†	34,713
715	Hudson Highland Group, Inc.†	11,926
7,125	Huron Consulting Group, Inc.†	323,048
220	ICT Group, Inc.†	6,950
680	IHS, Inc., Class A†	26,846
745	II-VI, Inc.†	20,815
10,883	Innerworkings, Inc.†	173,693
175	Innovative Solutions & Support, Inc.†	2,980
425	Insteel Industries, Inc.	7,561
475	Integrated Electrical Services, Inc.†	8,450
868	Interline Brands, Inc.†	19,504
1,040	Ionatron, Inc.†	4,264
1,240	Jacuzzi Brands, Inc.†	15,413
4,425	JetBlue Airways Corp.†	62,835
270	K&F Industries Holdings, Inc.†	6,132
919	Kaydon Corp.(a)	36,521
249	Kelly Services, Inc., Class A	7,206
15,965	Kenexa Corp.†	530,996
900	Kforce, Inc.†	10,953
1,820	Knight Transportation, Inc.	31,031
965	Knoll, Inc.	21,230
1,040	Korn/Ferry International†	23,878
1,730	Labor Ready, Inc.†	31,711
11,338	Ladish Co., Inc.†	420,413
425	Lamson & Sessions Co. (The)†	10,310
147	Layne Christensen Co.†	4,826
24,705	LECG Corp.†	456,548
50	Lindsay Manufacturing Co.	1,632
125	Marten Transport, Ltd.†	2,291
720	McGrath Rentcorp.	22,054
645	Medis Technologies, Ltd.†(a)	11,242
220	Middleby Corp.†	23,027
285	Miller Industries, Inc.†	6,840
620	Mine Safety Appliances Co.	22,723
1,070	Mobile Mini, Inc.†	28,826
205	MTC Technologies, Inc.†	4,828
170	Mueller Industries, Inc.	5,389
3,180	Mueller Water Products, Inc., Class A	47,287
1,240	Navigant Consulting, Inc.†	24,502
1,819	Navistar International Corp.†	60,809
675	NCI Building Systems, Inc.†	34,931
834	Nordson Corp.	41,558
510	Nuco2, Inc.†	12,541
920	Old Dominion Freight Line†	22,144
800	On Assignment, Inc.†	9,400
945	Orbital Sciences Corp.†	17,426
75	P.A.M. Transportation Services†	1,652
1,230	Pacer International, Inc.	36,617
20	Patriot Transportation Holding, Inc.†	1,867
10,724	PeopleSupport, Inc.†	225,740
615	Perini Corp.†	18,930
150	PGT, Inc.†	1,898
460	Pike Electric Corp.†	7,512
2,308	Plug Power, Inc.†	8,978
515	Power-One, Inc.†	3,749
340	PW Eagle, Inc.(a)	11,730
270	Quality Distribution, Inc.†	3,596
530	Raven Industries, Inc.	14,204
642	RBC Bearings, Inc.†	18,400
546	Regal-Beloit Corp.	28,670
1,570	Resources Connection, Inc.†	49,989
960	Rollins, Inc.	21,226
1,400	SAIC, Inc.†	24,906
90	Schawk, Inc.	1,759
70	School Specialty, Inc.†(a).	2,624
1,090	Simpson Manufacturing Co., Inc.(a)	34,499
1,470	Sitel Corp.†	6,203
796	SkyWest, Inc.	20,306
500	Smith (A.O.) Corp.	18,780
931	Spherion Corp.†	6,917
160	Standard Parking Corp.†	6,146
14,250	Stanley, Inc.†	240,968
241	Sterling Construction Co., Inc.†	5,244
6,000	Superior Essex, Inc.†	199,500
30	TAL International Group, Inc.	801
415	Taleo Corp., Class A†	5,673
1,970	Taser International, Inc.†	14,992
210	Team, Inc.†	7,314
946	Teledyne Technologies, Inc.†	37,963

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Industrials (continued)
10,710	TeleTech Holdings, Inc.†	$255,755
65	Tennant Co.	1,885
1,090	Tetra Tech, Inc.†	19,718
205	TransDigm Group, Inc.†	5,435
365	Trex Co., Inc.†(a)	8,355
115	Triumph Group, Inc.	6,029
390	TurboChef Technologies, Inc.†	6,638
975	UAP Holding Corp.	24,550
310	United Industrial Corp.	15,732
60	Universal Forest Products, Inc.	2,797
165	Universal Truckload Services, Inc.†	3,919
115	US Xpress Enterprises, Inc., Class A†	1,894
135	USA Truck, Inc.†	2,167
80	Valley National Gases, Inc.†	2,116
550	Valmont Industries, Inc.	30,520
615	Vicor Corp.	6,833
1,612	Wabtec Corp.	48,973
380	Waste Connections, Inc.†	15,789
10	Waste Industries USA, Inc.	305
915	Watsco, Inc.	43,151
310	Watson Wyatt Worldwide, Inc., Class A	13,996
190	Watts Water Technologies, Inc., Class A	7,811
885	Williams Scotsman International, Inc.†	17,364

		10,579,367

Information Technology — 24.4%
1,530	24/7 Real Media, Inc.†	13,846
860	Acacia Research-Acacia Technologies†	11,507
405	Access Integrated Technologies, Inc., Class A†	3,532
200	Acme Packet, Inc.†	4,128
1,450	Actuate Corp.†	8,613
1,302	Adtran, Inc.	29,555
1,150	Advanced Analogic Technologies, Inc.†	6,198
900	Advanced Energy Industries, Inc.†	16,983
670	Advent Software, Inc.†	23,644
360	Aeroflex, Inc.†	4,219
250	Agile Software Corp.†	1,538
50	Altiris, Inc.†	1,269
730	AMIS Holdings, Inc.†	7,716
3,268	Amkor Technology, Inc.†	30,523
28,940	Anadigics, Inc.†	256,408
55	Anaren, Inc.†	977
530	Anixter International, Inc.†	28,779
540	Ansoft Corp.†	15,012
1,005	Ansys, Inc.†	43,707
2,415	aQuantive, Inc.†	59,554
1,800	Arris Group, Inc.†	22,518
3,563	Art Technology Group, Inc.†	8,302
970	Asyst Technologies, Inc.†	7,091
22,180	Atheros Communications, Inc.†	472,878
777	ATMI, Inc.†	23,722
5,249	Avanex Corp.†	9,921
137	Avid Technology, Inc.†(a)	5,105
150	Avocent Corp.†	5,078
330	Bankrate, Inc.†(a)	12,524
470	BearingPoint, Inc.†(a)	3,699
440	Benchmark Electronics, Inc.†	10,718
870	BISYS Group, Inc. (The)†	11,232
1,132	Blackbaud, Inc.	29,432
22,610	Blackboard, Inc.†(a)	679,204
445	Blue Coat Systems, Inc.†	10,658
30	Bottomline Technologies, Inc.†	344
1,590	Brightpoint, Inc.†	21,386
5,733	Brocade Communications Systems, Inc.†	47,068
454	Cabot Microelectronics Corp.†	15,409
830	CACI International, Inc., Class A†	46,895
135	Carrier Access Corp.†	886
196	Cass Information Systems, Inc.	7,091
1,036	C-COR, Inc.†	11,541
2,511	Chordiant Software, Inc.†	8,311
85	Ciber, Inc.†	576
2,407	Cirrus Logic, Inc.†	16,560
4,770	CNET Networks, Inc.†	43,359
1,360	Cogent, Inc.†	14,974
1,360	Cognex Corp.	32,395
580	Coherent, Inc.†	18,311
415	Color Kinetics, Inc.†	8,860
29,821	CommScope, Inc.†	908,944
300	Commvault Systems, Inc.†	6,003
11,345	Comtech Group, Inc.†	206,366
743	Comtech Telecommunications Corp.†	28,286
15,500	Concur Technologies, Inc.†(a)	248,620
13,522	Conexant Systems, Inc.†	27,585
860	Convera Corp., Class A†	3,947
180	CPI International, Inc.†	2,700
680	CSG Systems International, Inc.†	18,176
590	CTS Corp.	9,263
940	Cybersource Corp.†	10,359
1,159	Cymer, Inc.†	50,938
1,220	Daktronics, Inc.	44,957
17,605	DealerTrack Holdings, Inc.†	517,939
355	Digi International, Inc.†	4,895
1,030	Digital Insight Corp.†	39,645
1,252	Digital River, Inc.†(a)	69,849
2,878	Digitas, Inc.†	38,594
647	Diodes, Inc.†	22,956
200	DivX, Inc.†	4,614
15,350	Double-Take Software, Inc.†	197,708
115	DSP Group, Inc.†	2,496
415	DTS, Inc.†	10,039
140	Eagle Test Systems, Inc.†	2,041
565	eCollege.com, Inc.†	8,842
365	eFunds Corp.†	10,038

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Information Technology (continued)
1,270	Emcore Corp.†	$7,023
305	EMS Technologies, Inc.†	6,109
815	Emulex Corp.†	15,901
415	Entegris, Inc.†	4,490
1,840	Epicor Software Corp.†	24,858
6,040	Equinix, Inc.†(a)	456,745
1,100	Euronet Worldwide, Inc.†	32,659
410	Exar Corp.†	5,330
260	Excel Technology, Inc.†	6,653
8,526	ExlService Holdings, Inc.†	179,387
1,160	FalconStor Software, Inc.†	10,034
755	FEI Co.†	19,909
7,266	Finisar Corp.†(a)	23,469
2,110	Flir Systems, Inc.†(a)	67,161
1,495	Formfactor, Inc.†	55,689
340	Forrester Research, Inc.†	9,217
2,515	Foundry Networks, Inc.†	37,675
1,810	Gartner, Inc.†(a)	35,820
730	Gateway, Inc.†	1,467
515	Genesis Microchip, Inc.†	5,222
120	Gerber Scientific, Inc.†	1,507
835	Gevity HR, Inc.	19,781
475	Global Imaging Systems, Inc.†	10,426
2,140	Harmonic, Inc.†	15,558
475	Heartland Payment Systems, Inc.(a)	13,419
428	Hittite Microwave Corp.†	13,833
1,700	Hypercom Corp.†	10,795
946	Hyperion Solutions Corp.†	33,999
331	i2 Technologies, Inc.†(a)	7,553
335	ID Systems, Inc.†	6,305
600	iGate Corp.†	4,128
620	Ikanos Communications, Inc.†	5,388
405	Infocrossing, Inc.†	6,602
2,735	Informatica Corp.†	33,394
515	Infospace, Inc.†	10,563
1,040	infoUSA, Inc.	12,386
334	Integral Systems, Inc.	7,739
1,620	Interdigital Communications Corp.†	54,351
1,600	Intermec, Inc.†	38,832
965	Internap Network Services Corp.†(a)	19,175
85	Inter-Tel, Inc.	1,884
1,203	InterVoice, Inc.†	9,215
620	Interwoven, Inc.†	9,095
655	Intevac, Inc.†	16,997
1,403	Ipass, Inc.†	8,250
835	Itron, Inc.†(a)	43,286
1,270	Ixia†	12,192
740	IXYS Corp.†	6,586
1,620	j2 Global Communications, Inc.†	44,145
2,525	Jack Henry & Associates, Inc.	54,035
160	JDA Software Group, Inc.†	2,203
675	Jupitermedia Corp.†	5,346
1,055	Kanbay International, Inc.†	30,352
720	Keane, Inc.†	8,575
645	Knot, Inc. (The)†	16,925
760	Komag, Inc.†	28,789
1,903	Kopin Corp.†	6,794
1,050	Kronos, Inc.†	38,577
1,421	L-1 Identity Solutions, Inc.†	21,500
570	Lightbridge, Inc.†	7,718
1,893	Lionbridge Technologies, Inc.†	12,191
225	Liquidity Services, Inc.†	3,872
360	Littelfuse, Inc.†	11,477
585	LoJack Corp.†	9,992
25	LoopNet, Inc.†	375
1,960	LTX Corp.†	10,976
1,390	Macrovision Corp.†	39,281
50	Magma Design Automation, Inc.†	446
65	Manhattan Associates, Inc.†	1,955
453	Mantech International Corp., Class A†	16,684
460	Mapinfo Corp.†	6,003
700	Marchex, Inc., Class B†	9,366
1,534	Mattson Technology, Inc.†	14,297
445	Maxwell Technologies, Inc.†(a)	6,208
425	Measurement Specialties, Inc.†	9,197
180	Mercury Computer Systems, Inc.†	2,405
2,120	Micrel, Inc.†(a)	22,854
1,225	Micros Systems, Inc.†	64,558
2,260	Microsemi Corp.†(a)	44,409
305	MicroStrategy, Inc., Class A†	34,773
1,680	Microtune, Inc.†	7,896
1,110	Midway Games, Inc.†(a)	7,748
3,520	Mindspeed Technologies, Inc.†	6,723
747	MIPS Technologies, Inc.†	6,200
860	Mobility Electronics, Inc.†	2,881
660	Monolithic Power Systems, Inc.†	7,333
680	MoSys, Inc.†	6,290
1,190	MPS Group, Inc.†	16,874
520	MTS Systems Corp.	20,082
245	Multi-Fineline Electronix, Inc.†(a)	4,971
550	Neoware, Inc.†	7,266
305	Ness Technologies, Inc.†	4,349
1,620	Net 1 UEPS Technologies, Inc.†	47,887
1,055	Netgear, Inc.†	27,694
544	Netlogic Microsystems, Inc.†	11,799
638	Netscout Systems, Inc.†	5,295
190	Nextest Systems Corp.†	2,141
1,192	NIC, Inc.†	5,924
910	Novatel Wireless, Inc.†	8,800
69,655	Nuance Communications, Inc.†(a)	798,246
250	Omniture, Inc.†	3,520
1,690	Omnivision Technologies, Inc.†(a)	23,068
4,520	ON Semiconductor Corp.†	34,216
680	Online Resources Corp.†	6,943
660	Open Solutions, Inc.†	24,842
3,012	Openwave Systems, Inc.†	27,801
30	Oplink Communications, Inc.†	617
330	Opnet Technologies, Inc.†	4,769

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Information Technology (continued)
29,829	Opsware, Inc.†	$263,092
100	Optium Corp.†	2,494
24,100	Orbcomm, Inc.†	212,562
180	OSI Systems, Inc.†	3,767
130	OYO Geospace Corp.†	7,552
1,080	Packeteer, Inc.†	14,688
150	Palm, Inc.†(a)	2,114
1,770	Parametric Technology Corp.†	31,895
60	Park Electrochemical Corp.	1,539
560	Parkervision, Inc.†(a)	6,244
655	PDF Solutions, Inc.†	9,465
10,685	Perficient, Inc.†	175,341
415	Pericom Semiconductor Corp.†	4,760
270	Photon Dynamics, Inc.†	3,156
815	Plantronics, Inc.	17,278
1,440	Plexus Corp.†	34,387
760	PLX Technology, Inc.†	9,910
1,322	Polycom, Inc.†(a)	40,863
335	Portalplayer, Inc.†	4,506
913	Presstek, Inc.†	5,807
270	QAD, Inc.	2,265
540	Quality Systems, Inc.	20,126
1,480	Quest Software, Inc.†	21,682
20,260	Rackable Systems, Inc.†(a)	627,452
800	Radiant Systems, Inc.†	8,352
185	Radisys Corp.†	3,084
555	Radyne Corp.†	5,961
1,208	RAE Systems, Inc.†	3,866
2,555	RealNetworks, Inc.†	27,952
2,010	Redback Networks, Inc.†	50,129
250	Renaissance Learning, Inc.	4,433
5,092	RF Micro Devices, Inc.†(a)	34,575
465	RightNow Technologies, Inc.†	8,007
475	Rofin-Sinar Technologies, Inc.†	28,718
575	Rogers Corp.†	34,011
95	Rudolph Technologies, Inc.†	1,512
2,586	Sapient Corp.†	14,197
711	SAVVIS, Inc.†	25,390
790	ScanSource, Inc.†	24,016
70	Secure Computing Corp.†	459
80	Semitool, Inc.†	1,065
2,310	Semtech Corp.†	30,192
190	SI International, Inc.†	6,160
9,018	Sigma Designs, Inc.†	229,508
2,585	Silicon Image, Inc.†	32,881
1,037	Silicon Storage Technology, Inc.†	4,677
52,650	SimpleTech, Inc.†(a)	667,602
760	Sirenza Microdevices, Inc.†	5,974
1,630	Sirf Technology Holdings, Inc.†(a)	41,598
1,080	Skyworks Solutions, Inc.†	7,646
600	Smith Micro Software, Inc.†	8,514
815	Sohu.com, Inc.†	19,560
790	Sonic Solutions, Inc.†	12,877
8,073	Sonus Networks, Inc.†	53,201
605	SPSS, Inc.†	18,192
1,250	SRA International, Inc., Class A†	33,425
60	Staktek Holdings, Inc.†	309
180	Standard Microsystems Corp.†	5,036
20	Startek, Inc.	271
330	Stratasys, Inc.†(a)	10,365
3,031	Stratex Networks, Inc.†	14,640
336	Sunpower Corp., Class A†(a)	12,489
390	Supertex, Inc.†	15,308
160	Sybase, Inc.†	3,952
925	SYKES Enterprises, Inc.†	16,317
210	Symmetricom, Inc.†	1,873
795	Synaptics, Inc.†	23,604
150	Synchronoss Technologies, Inc.†	2,058
270	Syntel, Inc.	7,236
120	Take-Two Interactive Software, Inc.†(a)	2,131
1,025	Talx Corp.	28,136
100	Techwell, Inc.†	1,606
1,550	Tekelec†	22,986
1,226	Terremark Worldwide, Inc.†	8,239
1,510	Tessera Technologies, Inc.†	60,913
550	TheStreet.Com, Inc.	4,895
14,106	THQ, Inc.†	458,727
830	TIBCO Software, Inc.†	7,835
180	TNS, Inc.†	3,465
13,422	Transaction Systems Architects, Inc.†	437,155
6,235	Transmeta Corp.†	6,921
4,048	Transwitch Corp.†	5,667
100	Travelzoo, Inc.†	2,995
1,839	Trident Microsystems, Inc.†	33,433
1,130	TTM Technologies, Inc.†	12,803
1,230	Tyler Technologies, Inc.†	17,294
755	Ultimate Software Group, Inc.†	17,561
620	Ultratech, Inc.†	7,738
450	Universal Display Corp.†(a)	6,754
1,790	Utstarcom, Inc.†(a)	15,663
2,080	VA Software Corp.†	10,462
3,055	Valueclick, Inc.†(a)	72,190
1,641	Varian Semiconductor Equipment Associates, Inc.†(a)	74,698
760	Vasco Data Security International†	9,006
885	Veeco Instruments, Inc.†	16,576
10,450	VeriFone Holdings, Inc.†(a)	369,930
440	Verint Systems, Inc.†	15,083
720	Viasat, Inc.†	21,463
260	Vignette Corp.†	4,438
425	Virage Logic Corp.†	3,948
21,500	Vocus, Inc.†	361,200
585	Volterra Semiconductor Corp.†	8,775
1,370	WebEx Communications, Inc.†	47,799
440	webMethods, Inc.†	3,238
1,420	Websense, Inc.†	32,419
520	WebSideStory, Inc.†	6,583

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Information Technology (continued)
2,390	Wind River Systems, Inc.†	$24,498
1,065	Witness Systems, Inc.†	18,669
1,075	Wright Express Corp.†	33,508
360	X-Rite, Inc.	4,428
1,690	Zhone Technologies, Inc.†	2,214
1,360	Zoran Corp.†	19,829

		13,234,074

Materials — 1.3%
240	AEP Industries, Inc.†	12,794
3,495	AK Steel Holding Corp.†	59,066
720	AMCOL International Corp.	19,973
545	American Vanguard Corp.	8,666
60	Arch Chemicals, Inc.	1,999
355	Balchem Corp.	9,116
170	Castle (A.M.) & Co.	4,327
410	Century Aluminum Co.†	18,306
290	Chaparral Steel Co.	12,838
480	Cleveland-Cliffs, Inc.	23,251
8,880	Coeur d’Alene Mines Corp.†	43,956
335	Deltic Timber Corp.	18,686
120	Georgia Gulf Corp.	2,317
2,421	Graphic Packaging Corp.†	10,483
755	Headwaters, Inc.†(a)	18,090
3,795	Hecla Mining Co.†	29,070
1,960	Hercules, Inc.†	37,848
100	Innophos Holdings, Inc.†	1,468
80	Kronos Worldwide, Inc.	2,605
910	MacDermid, Inc.	31,031
495	Myers Industries, Inc.	7,752
480	Neenah Paper, Inc.	16,954
565	NewMarket Corp.	33,363
160	NL Industries	1,654
50	NN, Inc.	622
195	Olin Corp.	3,221
600	Omnova Solutions, Inc.†	2,748
1,015	Oregon Steel Mills, Inc.†	63,346
318	Pioneer Cos., Inc.†	9,114
260	Quanex Corp.	8,993
300	Royal Gold, Inc.(a)	10,794
745	RTI International Metals, Inc.†	58,274
460	Silgan Holdings, Inc.	20,203
1,040	Stillwater Mining Co.†	12,990
1,075	Symyx Technologies, Inc.†	23,209
140	Texas Industries, Inc.	8,992
830	U.S. Concrete, Inc.†	5,910
1,010	W.R. Grace & Co.†	19,998
80	Wausau Paper Corp.	1,199
505	Zoltek Cos., Inc.†(a)	9,933

		685,159

Telecommunication Services — 2.2%
1,213	@Road, Inc.†	8,855
165	Atlantic Tele-Network, Inc.	4,834
12,271	Cbeyond, Inc.†	375,370
690	Centennial Communications Corp.	4,961
21,798	Cogent Communications Group, Inc.†	353,564
380	Commonwealth Telephone Enterprises, Inc.	15,907
4,727	Dobson Communications Corp., Class A†	41,172
205	Eschelon Telecom, Inc.†	4,061
3,754	FiberTower Corp.†(a)	22,073
970	General Communication, Inc., Class A†	15,258
200	Globalstar, Inc.†	2,782
746	InPhonic, Inc.†	8,273
550	iPCS, Inc.†	30,448
465	North Pittsburgh Systems, Inc.	11,225
360	NTELOS Holdings Corp.†	6,437
40	Shenandoah Telecom Co.	1,880
610	Syniverse Holdings, Inc.†	9,144
16,777	Time Warner Telecom, Inc., Class A†	334,366
534	Vonage Holdings Corp.†	3,706
655	Wireless Facilities, Inc.†	1,867

		1,256,183

Utilities — 0.1%
493	ITC Holdings Corp.	19,671
233	Ormat Technologies, Inc.	8,579

		28,250

Total Common Stock (Cost $49,233,080)		53,655,665

EXCHANGE TRADED FUNDS — 0.3%
2,425	iShares Russell 2000 Growth Index Fund (Cost $190,813)(a)	190,726

MONEY MARKET FUND — 17.2%
9,304,764	PNC Institutional Money Market Trust 5.30% (Cost $9,304,764)(b)	9,304,764

Total Investments — 116.5% (Cost $58,728,657)		63,151,155
Other Assets & Liabilities, Net — (16.5)%		(8,956,505)

NET ASSETS — 100.0%		$54,194,650

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value(a)
COMMON STOCK — 96.6%

Australia — 4.3%
1,200	AGL Energy, Ltd.†	$15,326
693	Alinta, Ltd.	6,466
4,100	Alumina, Ltd.	20,468
3,700	AMP, Ltd.	29,396
3,800	Australia & New Zealand Banking Group, Ltd.	84,342
15,200	BHP Billiton, Ltd.	302,314
18,800	BlueScope Steel, Ltd.	127,487
1,900	Brambles, Ltd.†	19,169
2,700	Coles Group, Ltd.	29,783
6,200	Commonwealth Bank of Australia	241,441
400	CSL, Ltd.	20,587
5,800	Foster’s Group, Ltd.	31,628
5,900	GPT Group	26,040
6,900	Insurance Australia Group, Ltd.	34,461
500	Macquarie Bank, Ltd.	31,078
3,100	Macquarie Goodman Group	18,537
7,000	Macquarie Infrastructure Group	19,059
3,300	National Australia Bank, Ltd.	105,061
4,900	Orica, Ltd.	93,677
2,400	Origin Energy, Ltd.	15,603
39,300	Pacific Brands, Ltd.	80,845
12,500	QBE Insurance Group, Ltd.	283,610
2,400	Rinker Group, Ltd.	33,979
600	Rio Tinto, Ltd.	34,931
3,600	Stockland	23,467
1,600	Suncorp-Metway, Ltd.	25,643
2,333	Sydney Roads Group	2,426
1,700	TABCORP Holdings, Ltd.	22,580
52,100	Telstra Corp., Ltd.	170,254
1,200	Toll Holdings, Ltd.	17,284
1,000	Wesfarmers, Ltd.	29,601
4,200	Westfield Group	69,429
4,200	Westpac Banking Corp.	80,136
1,000	Woodside Petroleum, Ltd.	29,959
2,200	Woolworths, Ltd.	41,440

		2,217,507

Austria — 0.7%
2,700	Boehler-Uddeholm AG	188,682
400	Erste Bank der Oesterreichischen Sparkassen AG	30,627
3,900	Meinl European Land, Ltd.†	100,087
300	OMV AG	17,011
1,000	Telekom Austria AG	26,702

		363,109

Belgium — 2.0%
800	Belgacom SA	35,182
100	Cofinimmo	20,088
1,000	Delhaize Group	83,176
1,300	Dexia	35,525
2,300	Fortis	97,901
200	Groupe Bruxelles Lambert SA	23,987
5,700	InBev NV	375,051
2,700	KBC Groep NV	330,530
200	Solvay SA	30,646
200	UCB SA	13,706

		1,045,792

Bermuda — 0.0%#
2,000	Esprit Holdings, Ltd.	22,277

Denmark — 0.8%
2	AP Moller - Maersk A/S	18,766
1,700	Carlsberg A/S, Class B	168,343
2,600	Danske Bank A/S	115,218
100	DSV A/S	18,228
200	Jyske Bank†	14,147
500	Novo-Nordisk A/S, Class B	41,634
200	Novozymes A/S, Class B	17,150
400	Vestas Wind Systems A/S†	16,834

		410,320

Finland — 1.9%
6,200	Fortum Oyj	176,082
3,800	KCI Konecranes Oyj	111,466
3,300	Kesko Oyj, Class B	174,075
2,800	Metso Oyj	140,989
8,069	Nokia Oyj	163,857
3,300	Rautaruukki Oyj	130,712
1,100	Sampo Oyj, Class A	29,379
1,600	Stora Enso Oyj, Class R	25,228
1,500	UPM-Kymmene Oyj	37,792

		989,580

France — 9.5%
400	Accor SA	30,930
200	Air Liquide	47,388
2,900	Alcatel-Lucent	41,374
200	Alstom†	26,993
2,900	AXA SA	116,903
5,100	BNP Paribas	554,820
2,260	Bouygues	144,699
2,400	Cap Gemini SA	150,156
1,200	Carrefour SA	72,629
700	Cie de Saint-Gobain	58,654
200	Cie Generale d’Optique Essilor International SA	21,472
100	CNP Assurances	11,133
400	Compagnie Generale de Geophysique SA†	86,341
400	Compagnie Generale des Etablissements Michelin, Class B	38,209
1,200	Credit Agricole SA	50,301
3,200	France Telecom SA	88,288
600	Gaz de France SA	27,544
500	Groupe Danone	75,612
300	Lafarge SA	44,594
300	Lagardere SCA	24,093

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENT - (Continued)	December 31, 2006

Shares		Value(a)
France (continued)
600	L’Oreal SA	$59,977
500	LVMH Moet Hennessy Louis Vuitton SA	52,598
100	Neopost SA	12,546
200	Pernod-Ricard SA	45,852
400	Peugeot SA	26,484
200	PPR	29,820
500	Publicis Groupe	21,062
400	Renault SA	47,896
3,800	Sanofi-Aventis	350,363
500	Schneider Electric SA	55,336
2,100	Silicon-On-Insulator Technologies†	74,230
3,600	Societe Generale	609,012
200	Sodexho Alliance SA	12,528
4,500	Suez SA	232,576
300	Technip SA	20,578
8,300	Total SA	597,246
100	Unibail	24,388
462	Vallourec	133,511
600	Veolia Environnement	45,758
2,100	Vinci SA	267,648
10,800	Vivendi SA	421,246

		4,852,788

Germany — 6.9%
400	Adidas AG	19,922
800	Allianz SE	162,605
200	Altana AG	12,379
1,000	BASF AG	97,206
1,400	Bayer AG	74,769
2,300	Bayerische Motoren Werke AG	131,831
1,300	Commerzbank AG	49,158
400	Continental AG	46,339
1,900	DaimlerChrysler AG	116,725
2,300	Deutsche Bank AG	305,563
200	Deutsche Boerse AG	36,752
1,700	Deutsche Post AG	51,175
5,300	Deutsche Telekom AG	96,328
3,300	E.ON AG	445,646
1,310	Fresenius AG	280,730
100	Fresenius Medical Care AG & Co. KGaA	13,299
1,700	Heidelberger Druckmaschinen AG	80,175
1,100	Henkel KGaA	161,505
400	Hypo Real Estate Holding AG	25,099
1,700	Infineon Technologies AG†	23,855
200	Linde AG	20,608
2,000	MAN AG	179,994
978	Merck KGaA	101,254
400	Metro AG	25,441
2,000	MTU Aero Engines Holding AG	93,144
400	Muenchener Rueckversicherungs AG	68,615
116	Porsche AG	147,164
800	RWE AG	87,736
1,600	SAP AG	84,852
1,600	Siemens AG	157,024
5,600	ThyssenKrupp AG	262,603
400	Volkswagen AG^	45,323
300	Volkswagen AG^	22,395

		3,527,214

Greece — 0.9%
4,900	Alpha Bank AE	147,732
4,600	Coca Cola Hellenic Bottling Co. SA	179,474
700	EFG Eurobank Ergasias SA	25,291
800	Hellenic Telecommunications Organization SA†	23,934
800	National Bank of Greece SA	36,694
500	OPAP SA	19,309

		432,434

Hong Kong — 1.6%
25,000	Bank of East Asia, Ltd.	141,125
9,000	BOC Hong Kong Holdings, Ltd.	24,376
3,200	Cheung Kong Holdings, Ltd.	39,310
32,000	China Mobile, Ltd.	275,838
4,500	CLP Holdings, Ltd.	33,216
22,000	Foxconn International Holdings, Ltd.†	71,754
1,800	Hang Seng Bank, Ltd.	24,576
9,000	Hong Kong & China Gas Co.	20,236
2,000	Hong Kong Exchanges & Clearing, Ltd.	21,894
3,000	HongKong Electric Holdings	14,670
5,000	Hutchison Whampoa, Ltd.	50,691
3,000	Sun Hung Kai Properties, Ltd.	34,362
2,500	Swire Pacific, Ltd., Class A	26,807
15,000	Wharf Holdings, Ltd.	55,315

		834,170

Ireland — 1.7%
7,400	Allied Irish Banks PLC	220,865
2,200	Bank of Ireland	50,656
12,000	C&C Group PLC	212,887
6,000	CRH PLC	249,566
1,100	Depfa Bank PLC	19,641
800	Elan Corp. PLC†	11,594
3,400	Iaws Group PLC	87,094

		852,303

Italy — 3.0%
1,900	Assicurazioni Generali SpA	83,209
700	Autostrade SpA	20,084
2,100	Banca Monte dei Paschi di Siena SpA	13,560
4,700	Banca Popolare di Milano Scarl	81,280
700	Banche Popolari Unite Scpa	19,200
800	Banco Popolare di Verona e Novara Scrl	22,919
3,400	Capitalia SpA	32,081
9,500	Enel SpA	97,911
13,400	ENI SpA	450,711
1,400	Fiat SpA†	26,708

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value(a)
Italy (continued)
1,200	Finmeccanica SpA	$32,446
39,700	Intesa Sanpaulo SpA^	305,744
2,300	Intesa Sanpaulo SpA, RNC^	16,751
2,200	Mediaset SpA	26,054
1,200	Mediobanca SpA	28,274
2,300	SanPaolo IMI SpA	53,375
3,800	Snam Rete Gas SpA	21,531
21,600	Telecom Italia SpA^	65,076
14,500	Telecom Italia SpA, RNC^	36,720
14,100	UniCredito Italiano SpA	123,258

		1,556,892

Japan — 21.4%
200	Acom Co., Ltd.	6,702
400	Advantest Corp.	22,931
1,300	Aeon Co., Ltd.	28,117
200	Aiful Corp.	5,608
500	Aisin Seiki Co., Ltd.	16,764
2,000	Ajinomoto Co., Inc.	26,436
1,000	Amada Co., Ltd.	10,588
1,300	Asahi Breweries, Ltd.	20,774
2,000	Asahi Glass Co., Ltd.	23,968
3,000	Asahi Kasei Corp.	19,669
1,100	Astellas Pharma, Inc.	49,863
2,000	Bank of Fukuoka, Ltd. (The)	14,549
3,000	Bank of Yokohama, Ltd. (The)	23,430
1,300	Bridgestone Corp.	29,011
8,851	Canon, Inc.	498,313
4	Central Japan Railway Co.	41,227
2,000	Chiba Bank, Ltd. (The)	16,880
1,200	Chubu Electric Power Co., Inc.	35,857
700	Chugai Pharmaceutical Co., Ltd.	14,411
400	Credit Saison Co., Ltd.	13,740
2,000	Dai Nippon Printing Co., Ltd.	30,835
4,600	Daiichi Sankyo Co., Ltd.	143,492
700	Daikin Industries, Ltd.	24,310
5,000	Dainippon Sumitomo Pharma Co., Ltd.	58,062
200	Daito Trust Construction Co., Ltd.	9,182
1,000	Daiwa House Industry Co., Ltd.	17,330
3,000	Daiwa Securities Group, Inc.	33,577
1,300	Denso Corp.	51,546
6	Dentsu, Inc.	17,595
2,000	Diamond Lease Co., Ltd.	96,172
7	East Japan Railway Co.	46,661
500	Eisai Co., Ltd.	27,468
600	Electric Power Development Co., Ltd.	26,402
400	Fanuc, Ltd.	39,257
1,000	FUJIFILM Holdings Corp.	41,188
1,000	Fujikura, Ltd.	8,791
22,000	Fujitsu, Ltd.	172,380
100	Hirose Electric Co., Ltd.	11,340
8,000	Hitachi, Ltd.	49,831
600	Hokkaido Electric Power Co., Inc.	15,324
3,000	Hokuhoku Financial Group, Inc.	10,976
13,800	Honda Motor Co., Ltd.	544,675
1,000	Hoya Corp.	38,977
300	Ibiden Co., Ltd.	15,089
2	Inpex Holdings, Inc.†	16,430
3,000	Itochu Corp.	24,591
9	Japan Tobacco, Inc.	43,501
1,100	JFE Holdings, Inc.	56,559
2,000	Joyo Bank, Ltd. (The)	11,037
900	JS Group Corp.	18,926
900	JTEKT Corp.	19,052
3,000	Kajima Corp.	13,135
1,700	Kansai Electric Power Co, Inc. (The)	45,764
1,000	Kao Corp.	26,911
5	KDDI Corp.	33,943
3,000	Keio Corp.	19,411
100	Keyence Corp.	24,684
6,000	Kintetsu Corp.	17,470
2,000	Kirin Brewery Co., Ltd.	31,425
7,000	Kobe Steel, Ltd.	23,951
16,800	Komatsu, Ltd.	340,030
1,000	Konica Minolta Holdings, Inc.†	14,113
14,600	Kubota Corp.	135,210
1,300	Kuraray Co., Ltd.	15,334
400	Kyocera Corp.	37,813
900	Kyushu Electric Power Co., Inc.	23,734
3,100	Makita Corp.	95,014
4,000	Marubeni Corp.	20,266
1,100	Marui Co., Ltd.	12,807
10,000	Matsushita Electric Industrial Co., Ltd.	200,515
1,500	Millea Holdings, Inc.	53,127
3,000	Mitsubishi Chemical Holdings Corp.	18,890
8,300	Mitsubishi Corp.	155,947
24,000	Mitsubishi Electric Corp.	218,698
2,000	Mitsubishi Estate Co., Ltd.	51,679
15,000	Mitsubishi Gas Chemical Co., Inc.	156,943
7,000	Mitsubishi Heavy Industries, Ltd.	31,758
4,000	Mitsubishi Materials Corp.	15,007
16	Mitsubishi UFJ Financial Group, Inc.	198,493
15,000	Mitsui & Co., Ltd.	224,758
2,000	Mitsui Fudosan Co., Ltd.	48,728
14,000	Mitsui OSK Lines, Ltd.	138,273
3,000	Mitsui Sumitomo Insurance Co., Ltd.	32,726
1,000	Mitsui Trust Holdings, Inc.	11,425
42	Mizuho Financial Group, Inc.	299,585
500	Murata Manufacturing Co., Ltd.	33,738
6,000	NEC Corp.	28,771
14,000	Nichirei Corp.	78,410
300	Nidec Corp.	23,218
2,000	Nikko Cordial Corp.	22,936
8,000	Nikon Corp.	175,359
200	Nintendo Co., Ltd.	51,778
3,000	Nippon Express Co., Ltd.	16,414
2,000	Nippon Mining Holdings, Inc.	14,373
3,000	Nippon Oil Corp.	20,062

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value(a)
Japan (continued)
12,000	Nippon Steel Corp.	$68,844
13,700	Nippon Suisan Kaisha, Ltd.	80,476
51	Nippon Telegraph & Telephone Corp.	251,506
2,000	Nippon Yusen KK.	14,626
4,700	Nissan Motor Co., Ltd.	56,714
400	Nitto Denko Corp.	19,982
3,600	Nomura Holdings, Inc.	67,913
3,000	NSK, Ltd.	29,554
4	NTT Data Corp.	20,025
36	NTT DoCoMo, Inc.	56,964
3,000	Obayashi Corp.	19,448
1,000	Olympus Corp.	31,384
600	Omron Corp.	16,975
300	Oriental Land Co., Ltd.	15,685
1,280	ORIX Corp.	371,190
6,000	Osaka Gas Co., Ltd.	22,301
41	Pacific Management Corp.	89,772
300	Promise Co., Ltd.	9,289
10	Resona Holdings, Inc.	27,280
1,000	Ricoh Co., Ltd.	20,365
300	Rohm Co., Ltd.	29,846
1,900	Sankyo Co., Ltd.	104,888
500	Secom Co., Ltd.	25,887
600	Sega Sammy Holdings, Inc.	16,129
300	Seiko Epson Corp.	7,278
2,000	Sekisui Chemical Co., Ltd.	15,919
2,000	Sekisui House, Ltd.	29,047
1,700	Seven & I Holdings Co., Ltd.	52,862
2,000	Sharp Corp.	34,388
900	Shin-Etsu Chemical Co., Ltd.	60,076
4,000	Shinsei Bank, Ltd.	23,511
1,000	Shiseido Co., Ltd.	21,648
2,000	Shizuoka Bank, Ltd. (The)	19,816
3,000	Showa Denko KK	11,507
200	SMC Corp.	28,305
1,600	Softbank Corp.	30,998
2,000	Sompo Japan Insurance, Inc.	24,363
2,000	Sony Corp.	85,650
2,200	Sumco Corp.	185,924
3,000	Sumitomo Chemical Co., Ltd.	23,215
3,000	Sumitomo Corp.	44,909
1,900	Sumitomo Electric Industries, Ltd.	29,590
2,000	Sumitomo Heavy Industries, Ltd.	20,960
54,000	Sumitomo Metal Industries, Ltd.	234,453
2,000	Sumitomo Metal Mining Co., Ltd.	25,651
11	Sumitomo Mitsui Financial Group, Inc.	112,624
1,000	Sumitomo Realty & Development Co., Ltd.	32,059
33,900	Sumitomo Trust & Banking Co., Ltd. (The)	354,947
500	T&D Holdings, Inc.	33,009
1,000	Takashimaya Co., Ltd.	14,126
4,200	Takeda Pharmaceutical Co., Ltd.	287,851
300	Takefuji Corp.	11,867
1,100	TDK Corp.	87,583
2,000	Teijin, Ltd.	12,314
500	Terumo Corp.	19,608
4,000	Tobu Railway Co., Ltd.	19,317
900	Tohoku Electric Power Co., Inc.	22,496
7,600	Tokyo Electric Power Co., Inc. (The)	245,528
2,400	Tokyo Electron, Ltd.	188,778
5,000	Tokyo Gas Co., Ltd.	26,547
4,000	Tokyu Corp.	25,594
2,000	Toppan Printing Co., Ltd.	22,034
3,000	Toray Industries, Inc.	22,436
19,000	Toshiba Corp.	123,466
600	Toyota Industries Corp.	27,557
12,100	Toyota Motor Corp.	809,817
600	Toyota Tsusho Corp.	16,051
5	West Japan Railway Co.	21,344
38	Yahoo! Japan Corp.	15,068
200	Yamada Denki Co., Ltd.	16,976
600	Yamaha Motor Co., Ltd.	18,860
1,000	Yamato Holdings Co., Ltd.	15,348

		10,972,338

Netherlands — 3.8%
3,500	ABN AMRO Holding NV	112,205
2,800	Aegon NV	53,135
600	Akzo Nobel NV	36,561
6,100	ASML Holding NV†	150,538
200	Euronext NV	23,557
800	European Aeronautic Defence and Space Co. NV	27,449
1,760	Fugro NV, CVA	83,952
500	Heineken NV	23,756
11,000	ING Groep NV, CVA^	486,070
3,400	ING Groep NV, CVA^†	151,071
3,200	Koninklijke Ahold NV†	33,947
5,800	Koninklijke DSM NV	286,058
2,800	Koninklijke Philips Electronics NV	105,289
1,082	Mittal Steel Co. NV	45,608
1,500	Reed Elsevier NV	25,540
200	Rodamco Europe NV	26,558
3,800	Royal KPN NV	53,936
400	Royal Numico NV	21,480
1,700	STMicroelectronics NV	31,385
800	TNT NV	34,390
3,400	Unilever NV, CVA	92,716
700	Wolters Kluwer NV	20,082

		1,925,283

New Zealand — 0.1%
7,400	Telecom Corp. of New Zealand, Ltd.	25,027

Norway — 1.1%
12,100	DnB NOR ASA	171,215
1,700	Norsk Hydro ASA	52,474
3,510	Orkla ASA	197,940
1,600	Statoil ASA	42,129

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value(a)
Norway (continued)
5,800	Telenor ASA	$108,684

		572,442

Portugal — 0.2%
5,800	Banco Comercial Portugues SA	21,407
1,300	Brisa-Auto Estradas de Portugal SA	16,186
5,900	Energias de Portugal SA	29,898
1,700	Portugal Telecom SGPS SA	22,044

		89,535

Singapore — 0.5%
10,800	DBS Group Holdings, Ltd.	158,555
6,000	Oversea-Chinese Banking Corp.	30,035
2,000	Singapore Airlines, Ltd.	22,774
15,200	Singapore Telecommunications, Ltd.	32,416
3,000	United Overseas Bank, Ltd.	37,838

		281,618

Spain — 3.9%
600	Abertis Infraestructuras SA	17,784
5,500	ACS Actividades Cons y Serv	309,304
500	Altadis SA	26,122
6,500	Banco Bilbao Vizcaya Argentaria SA	156,166
2,000	Banco Popular Espanol SA	36,182
22,300	Banco Santander Central Hispano SA	415,250
1,400	Cintra Concesiones de Infraestructuras de Transporte SA	23,411
15,600	Corp. Mapfre SA	70,283
1,800	Endesa SA	85,135
300	Fomento de Construcciones y Contratas SA	30,509
200	Grupo Ferrovial SA	19,457
1,700	Iberdrola SA	74,110
500	Inditex SA	26,896
5,800	Repsol YPF SA	199,840
23,000	Telefonica SA	488,306

		1,978,755

Sweden — 2.9%
1,000	Assa Abloy AB, Class B	21,696
1,000	Atlas Copco AB, Class A	33,483
700	Atlas Copco AB, Class B	22,623
900	Electrolux AB, Class B†	17,946
1,100	Hennes & Mauritz AB, Class B	55,479
16,000	Nordea Bank AB	245,986
2,400	Sandvik AB	34,758
500	Scania AB, Class B	35,083
800	Securitas AB, Class B	12,353
800	Securitas Direct AB, Class B†	2,536
800	Securitas Systems AB, Class B†	3,237
10,600	Skandinaviska Enskilda Banken AB, Class A	335,879
1,600	SKF AB, Class B	29,434
2,500	Svenska Cellulosa AB, Class B	130,271
1,200	Svenska Handelsbanken, Class A	36,204
51,200	Telefonaktiebolaget LM Ericsson, Class B	205,883
4,000	TeliaSonera AB	32,738
300	Volvo AB, Class A	21,250
2,900	Volvo AB, Class B	199,148

		1,475,987

Switzerland — 6.7%
3,800	ABB, Ltd.	68,049
300	Adecco SA	20,447
1,440	Baloise Holding AG	143,556
1,200	Compagnie Financiere Richemont AG, Class A	69,645
7,200	Credit Suisse Group	501,969
11	Geberit AG	16,904
500	Holcim, Ltd.	45,726
800	Nestle SA	283,766
100	Nobel Biocare Holding AG	29,497
4,400	Novartis AG	252,764
3,200	Roche Holding AG	572,523
166	Sulzer AG	188,615
862	Swatch Group AG	189,924
3,800	Swiss Reinsurance	322,053
46	Swisscom AG	17,371
200	Syngenta AG†	37,152
100	Synthes, Inc.	11,888
4,000	UBS AG	242,071
1,600	Zurich Financial Services AG	429,259

		3,443,179

United Kingdom — 22.7%
1,100	3i Group PLC	21,688
2,165	Alliance Boots PLC	35,439
2,100	Amvescap PLC	24,494
2,700	Anglo American PLC	131,402
6,600	AstraZeneca PLC	353,704
21,000	Aviva PLC	336,888
6,500	BAE Systems PLC	54,038
29,700	Barclays PLC	424,056
9,500	Barratt Developments PLC	229,016
6,800	BG Group PLC	92,465
4,900	BHP Billiton PLC	89,733
600	Biffa PLC	3,607
65,700	BP PLC	732,626
27,200	British Airways PLC†	280,448
3,100	British American Tobacco PLC	86,804
1,100	British Land Co. PLC	36,801
2,600	British Sky Broadcasting Group PLC	26,581
44,500	BT Group PLC	262,907
4,300	Cadbury Schweppes PLC	45,926
1,500	Capita Group PLC	17,785
400	Carnival PLC	20,207
6,700	Centrica PLC	46,364
5,200	Compass Group PLC	29,459
1,800	Corus Group PLC	18,605

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value(a)
United Kingdom (continued)
6,400	Dairy Crest Group PLC	$84,922
6,500	De La Rue PLC	81,795
5,400	Diageo PLC	106,097
4,200	DSG International PLC	15,701
2,600	EMI Group PLC	13,480
8,900	Enterprise Inns PLC	235,293
1,900	Experian Group, Ltd.†	22,249
4,000	Friends Provident PLC	16,961
1,400	Gallaher Group PLC	31,483
23,916	GlaxoSmithKline PLC	629,489
5,200	Greene King PLC	115,570
700	Hammerson PLC	21,570
1,900	Hanson PLC	28,630
26,400	HBOS PLC	583,610
1,900	Home Retail Group	15,253
30,415	HSBC Holdings PLC	553,548
2,600	Imperial Chemical Industries PLC	22,967
1,400	Imperial Tobacco Group PLC	55,102
1,000	Intercontinental Hotels Group PLC	24,702
53,600	International Power PLC	399,226
12,200	ITV PLC	25,374
600	Johnson Matthey PLC	16,509
900	Kelda Group PLC	16,273
5,800	Kingfisher PLC	27,043
1,300	Ladbrokes PLC	10,596
900	Land Securities Group PLC	40,818
13,300	Legal & General Group PLC	40,875
10,800	Lloyds TSB Group PLC	121,409
500	London Stock Exchange Group PLC	12,783
4,200	Man Group PLC	42,870
19,400	Marks & Spencer Group PLC	271,869
23,800	National Grid PLC	344,465
3,600	Next PLC	126,530
11,100	Old Mutual PLC	37,778
2,100	Pearson PLC	31,651
4,800	Prudential PLC	65,579
700	Punch Taverns PLC	17,503
1,300	Reckitt Benckiser PLC	59,302
2,700	Reed Elsevier PLC	29,613
5,000	Rentokil Initial PLC	16,170
3,500	Reuters Group PLC	30,423
1,700	Rexam PLC	17,455
2,000	Rio Tinto PLC	105,992
4,445	Rolls-Royce Group PLC†	38,844
163,131	Rolls-Royce Group PLC, Class B	324
14,000	Royal Bank of Scotland Group PLC	544,855
69	Royal Dutch Shell PLC, Class A^	2,431
7,500	Royal Dutch Shell PLC, Class A^	261,506
19,300	Royal Dutch Shell PLC, Class B	674,782
2,000	SABMiller PLC	45,922
4,100	Sage Group (The) PLC	21,683
21,600	Sainsbury (J) PLC	172,758
2,200	Scottish & Newcastle PLC	24,055
1,700	Scottish & Southern Energy PLC	51,627
14,000	Scottish Power PLC	204,717
400	Severn Trent PLC	11,507
2,400	Smith & Nephew PLC	25,035
1,600	Smiths Group PLC	31,006
800	Tate & Lyle PLC	12,019
26,500	Tesco PLC	209,414
1,600	Trinity Mirror PLC	14,680
14,600	Tullow Oil PLC	113,485
2,500	Unilever PLC	69,532
1,700	United Utilities PLC	25,932
202,014	Vodafone Group PLC	557,897
935	Whitbread PLC	30,567
1,700	William Hill PLC	20,982
1,400	Wolseley PLC	33,764
3,100	WPP Group PLC	41,835
7,700	Xstrata PLC	383,149
2,300	Yell Group PLC	25,609

		11,617,488

Total Common Stock (Cost $39,784,710)		49,486,038

EXCHANGE TRADED FUNDS — 2.6%

United States — 2.6%
18,400	iShares MSCI EAFE Index Fund (Cost $1,317,145)	1,347,248

Total Investments — 99.2% (Cost $ 41,101,855)		50,833,286
Other Assets & Liabilities, Net — 0.8%		385,859

NET ASSETS — 100.0%		$51,219,145

(a)	Fair valued securities—See Note 1.
^	Securities incorporated in the same country but traded on different exchanges.
†	Non-income producing security.
#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND SCHEDULE OF INVESTMENTS	December 31, 2006

Shares		Value
COMMON STOCK — 99.4%

Consumer Discretionary — 12.5%
8,500	Autoliv, Inc.(a)	$512,550
6,200	Black & Decker Corp.(a)	495,814
3,100	BorgWarner, Inc.	182,962
21,800	CBS Corp., Class B(a)	679,724
26,700	Comcast Corp., Class A†(a)	1,130,211
7,700	Dillard’s, Inc., Class A(a)	269,269
10,400	Dollar Tree Stores, Inc.†	313,040
15,500	Family Dollar Stores, Inc.	454,615
9,400	Gannett Co., Inc.	568,324
25,600	Gap, Inc. (The)	499,200
1,700	Idearc, Inc.†	48,705
13,500	Jones Apparel Group, Inc.	451,305
3,420	Liberty Media Holding Corp., Capital Series A†	335,092
17,100	Liberty Media Holding Corp., Interactive A†	368,847
23,100	Limited Brands, Inc.	668,514
18,200	Lowe’s Cos., Inc.	566,930
17,200	Mattel, Inc.	389,752
22,900	McDonald’s Corp.	1,015,157
8,500	Newell Rubbermaid, Inc.	246,075
17,600	Office Depot, Inc.†(a)	671,792
9,900	Saks, Inc.(a)	176,418
14,200	Target Corp.	810,110
6,300	VF Corp.	517,104

		11,371,510

Consumer Staples — 10.8%
24,500	Coca-Cola Co. (The)(a)	1,182,125
10,900	Colgate-Palmolive Co.	711,116
24,200	ConAgra Foods, Inc.	653,400
11,800	General Mills, Inc.	679,680
10,200	Kellogg Co.	510,612
9,500	Kimberly-Clark Corp.	645,525
6,800	Kraft Foods, Inc., Class A(a)	242,760
33,300	Kroger Co. (The)	768,231
19,100	PepsiCo, Inc.(a)	1,194,705
31,100	Procter & Gamble Co.	1,998,797
20,600	Safeway, Inc.	711,936
34,300	Sara Lee Corp.	584,129

		9,883,016

Energy — 5.3%
4,400	CONSOL Energy, Inc.†	141,372
6,600	Diamond Offshore Drilling, Inc.(a)	527,604
56,800	El Paso Corp.	867,904
9,400	ENSCO International, Inc.	470,564
10,400	Marathon Oil Corp.	962,000
15,500	Occidental Petroleum Corp.	756,865
16,700	Pride International, Inc.†	501,167
12,200	Rowan Cos., Inc.(a)	405,040
2,600	Schlumberger, Ltd.	164,216

		4,796,732

Financials — 26.5%
4,900	ACE, Ltd.	296,793
4,700	Allstate Corp. (The)	306,017
25,000	American International Group, Inc.	1,791,500
41,700	Bank of America Corp.	2,226,363
3,800	BB&T Corp.	166,934
11,100	Chubb Corp.	587,301
44,200	Citigroup, Inc.	2,461,940
9,700	Comerica, Inc.	569,196
14,700	Countrywide Financial Corp.(a)	624,015
15,300	Fannie Mae	908,667
14,700	Fifth Third Bancorp	601,671
11,900	Freddie Mac	808,010
17,900	Genworth Financial, Inc., Class A(a)	612,359
700	Goldman Sachs Group, Inc.(a)	139,545
6,800	Hartford Financial Services Group, Inc.(a)	634,508
7,300	Huntington Bancshares, Inc.	173,375
34,200	JPMorgan Chase & Co.	1,651,860
13,100	KeyCorp(a)	498,193
8,000	MBIA, Inc.(a)	584,480
12,850	MetLife, Inc.	758,279
8,200	MGIC Investment Corp.	512,828
1,400	Morgan Stanley.	114,002
15,300	National City Corp.(a)	559,368
9,400	Old Republic International Corp.	218,832
900	PartnerRe, Ltd.	63,927
3,600	Prudential Financial, Inc.	309,096
14,460	St. Paul Travelers Cos., Inc. (The)	776,357
8,200	SunTrust Banks, Inc.	692,490
7,800	Torchmark Corp.	497,328
25,900	U.S. Bancorp(a)	937,321
12,000	UnumProvident Corp.	249,360
17,900	Wachovia Corp.(a)	1,019,405
4,025	Waddell & Reed Financial, Inc., Class A	110,124
16,100	Washington Mutual, Inc.	732,389
11,400	Wells Fargo & Co.	405,384
7,700	XL Capital, Ltd., Class A	554,554

		24,153,771

Health Care — 9.3%
2,300	Abbott Laboratories.	112,033
10,600	AmerisourceBergen Corp.	476,576
2,000	Amgen, Inc.†	136,620
7,500	Bristol-Myers Squibb Co.	197,400
6,200	Cardinal Health, Inc.	399,466
16,300	Eli Lilly & Co.(a)	849,230
21,000	Johnson & Johnson	1,386,420
10,100	McKesson Corp.	512,070
29,000	Merck & Co., Inc.	1,264,400
69,400	Pfizer, Inc.	1,797,460
31,200	Schering-Plough Corp.(a)	737,568
12,200	Wyeth(a)	621,224

		8,490,467

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND SCHEDULE OF INVESTMENTS - (Continued)	December 31, 2006

Shares		Value
Industrials — 7.1%
7,800	Avery Dennison Corp.	$529,854
4,800	Cooper Industries, Ltd., Class A	434,064
21,000	CSX Corp.	723,030
3,900	Cummins, Inc.(a)	460,902
8,600	Eaton Corp.	646,204
12,600	Emerson Electric Co.	555,534
11,600	Ingersoll-Rand Co., Ltd., Class A	453,908
14,500	Norfolk Southern Corp.	729,205
4,800	Paccar, Inc.	311,520
11,800	Southwest Airlines Co.	180,776
8,700	SPX Corp.	532,092
29,800	Tyco International, Ltd.(a)	905,920

		6,463,009

Information Technology — 14.8%
23,900	Applied Materials, Inc.(a)	440,955
7,400	Arrow Electronics, Inc.†	233,470
10,700	Avnet, Inc.†	273,171
8,700	Ceridian Corp.†	243,426
64,500	Cisco Systems, Inc.†(a)	1,762,785
18,200	Dell, Inc.†(a)	456,638
25,000	Electronic Data Systems Corp.(a)	688,750
6,900	EMC Corp.†	91,080
600	Google, Inc., Class A†	276,288
33,200	Hewlett-Packard Co.	1,367,508
9,500	Ingram Micro, Inc., Class A†	193,895
20,100	Intel Corp.	407,025
16,400	International Business Machines Corp.	1,593,260
8,700	Lexmark International, Inc., Class A†(a)	636,840
81,500	Microsoft Corp.	2,433,590
25,000	Nokia Oyj ADR	508,000
30,500	Oracle Corp.†	522,770
58,900	Sanmina-SCI Corp.†	203,205
96,200	Solectron Corp.†	309,764
10,000	Tech Data Corp.†	378,700
18,700	Tellabs, Inc.†	191,862
11,300	Xilinx, Inc.	269,053

		13,482,035

Materials — 4.7%
7,000	Ashland, Inc.	484,260
10,000	Bemis Co.	339,800
16,700	Crown Holdings, Inc.†	349,364
17,100	Dow Chemical Co. (The)	682,974
6,000	Hercules, Inc.†	115,860
5,700	International Flavors & Fragrances, Inc.	280,212
9,900	Lubrizol Corp.	496,287
23,300	Owens-Illinois, Inc.†(a)	429,885
9,000	PPG Industries, Inc.	577,890
17,200	Smurfit-Stone Container Corp.†	181,632
8,800	Sonoco Products Co.	334,928

		4,273,092

Telecommunication Services — 6.2%
5,200	American Tower Corp., Class A†	193,856
44,000	AT&T, Inc.(a)	1,573,000
25,500	BellSouth Corp.	1,201,305
16,000	Crown Castle International Corp.†	516,800
1,920	EMBARQ Corp.	100,915
42,600	Sprint Nextel Corp.(a)	804,714
34,000	Verizon Communications, Inc.(a)	1,266,160

		5,656,750

Utilities — 2.2%
9,200	Constellation Energy Group, Inc.(a)	633,604
1,300	Dominion Resources, Inc.	108,992
6,400	Entergy Corp.	590,848
3,400	TXU Corp.	184,314
10,300	Wisconsin Energy Corp.	488,838

		2,006,596

Total Common Stock (Cost $ 73,349,046)		90,576,978

MONEY MARKET FUND — 25.8%
23,567,668	PNC Institutional Money Market Trust 5.30% (Cost $23,567,668)(b)	23,567,668

Total Investments — 125.2% (Cost $ 96,916,714)		114,144,646
Other Assets & Liabilities, Net — (25.2)%		(22,990,327)

NET ASSETS — 100.0%		$91,154,319

ADR—American Depository Receipt.

†	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Investment purchased with proceeds from collateral received from securities on loan.

See Notes to Financial Statements

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2006

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
ASSETS:
Investments in securities, at value^	$522,103,518	$260,453,440	$144,882,592	$2,423,724	$53,846,391	$50,833,286	$90,576,978
Repurchase agreements, at value	—	—	3,600,000	950,000	—	—	—
Investments of collateral, at value	27,327,153	—	928,000	—	9,304,764	—	23,567,668

Investments, at value (Note 1)	$549,430,671	$260,453,440	$149,410,592	$3,373,724	$63,151,155	$50,833,286	$114,144,646
Cash	6,050,089	—	204,951	1,250,515	623,377	683,433	1,375,675
Foreign currency, at value	—	—	1,762,479	—	—	79,359	—
Unrealized appreciation on forward contracts	—	—	37,380	—	—	—	—
Due from Adviser (Note 2)	—	3,524	—	—	—	—	—
Receivable for investment securities sold#	6,936,247	346,754	—	—	76,700	84,709	—
Maturities receivable	—	—	4,347	—	—	—	—
Dividends and interest receivable	512,704	—	1,183,229	29,321	20,460	138,168	121,015

Total Assets	562,929,711	260,803,718	152,602,978	4,653,560	63,871,692	51,818,955	115,641,336

LIABILITIES:
Unrealized depreciation on forward contracts	—	—	71,562	—	—	—	—
Payable for Fund shares redeemed#	727,413	346,754	30,811	11,474	43,535	28,405	202,501
Payable for investment securities purchased	6,336,799	—	22,202,174	—	236,140	461,256	603,037
Payable for collateral from securities loaned	27,327,153	—	928,000	—	9,304,764	—	23,567,668
Variation margin	12,960	—	—	—	—	—	—
Investment advisory fees payable (Note 2)	306,434	—	57,952	436	41,142	32,981	63,385
Distribution fees payable (Note 3)	112,005	—	27,462	940	11,576	10,681	19,270
Custody fees payable	11,961	2,108	9,934	534	16,601	31,779	2,173
Accrued expenses and other payables	114,311	39,356	47,581	3,560	23,284	34,708	28,983

Total Liabilities	34,949,036	388,218	23,375,476	16,944	9,677,042	599,810	24,487,017

NET ASSETS	$527,980,675	$260,415,500	$129,227,502	$4,636,616	$54,194,650	$51,219,145	$91,154,319

NET ASSETS consist of:
Undistributed accumulated net investment income	$60,236	$—	$5,149,128	$95,775	$—	$206,510	$1,015,001
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	(10,861,183)	(6,428,619)	(144,726)	(1,984)	(10,099,234)	(3,853,332)	3,661,379
Net unrealized appreciation/(depreciation) of investments, futures contracts and other assets and liabilities denominated in foreign currencies	63,397,898	35,699,924	280,070	(201)	4,422,498	9,739,925	17,227,932
Paid-in capital	475,383,724	231,144,195	123,943,030	4,543,026	59,871,386	45,126,042	69,250,007

NET ASSETS	$527,980,675	$260,415,500	$129,227,502	$4,636,616	$54,194,650	$51,219,145	$91,154,319

SHARES OUTSTANDING:
(Unlimited shares authorized, per fund)	20,917,357	12,938,052	10,458,317	442,408	3,804,719	3,179,529	5,228,564

NET ASSET VALUE:
(Offering and redemption price per share)	$25.24	$20.13	$12.36	$10.48	$14.24	$16.11	$17.43

Investments, at cost (Note 1)	$486,025,451	$224,753,516	$149,036,991	$3,373,925	$58,728,657	$41,101,855	$96,916,714
Foreign currency, at cost	$—	$—	$1,822,140	$—	$—	$79,082	$—
Market value of securities on loan (Note 1)	$26,338,692	$—	$891,807	$—	$8,913,970	$—	$22,638,872

^	For Balanced Fund represents value of investments in affiliated funds.
#	For Equity Fund and Balanced Fund represents receivable/payable of affiliated funds.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF OPERATIONS For the Year Ended December 31, 2006

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND

INVESTMENT INCOME:
Dividends^	$9,345,624	$5,545,657	$19,988	$—	$108,181	$1,302,379	$1,935,940
Interest	222,954	—	6,498,283	176,195	48,914	2,859	118,275
Securities lending income	6,040	—	306	—	8,995	—	3,382
Foreign taxes withheld	(68,412)	—	—	—	(54)	(123,256)	(1,720)

Total income	9,506,206	5,545,657	6,518,577	176,195	166,036	1,181,982	2,055,877

EXPENSES:
Investment advisory fees (Note 2)	3,114,150	—	700,899	10,247	619,622	456,449	717,478
Distribution fees (Note 2)	1,276,296	—	317,033	9,316	134,700	114,112	211,023
Administration and Accounting fees	400,981	11,823	178,609	4,618	70,891	149,394	69,626
Professional fees	149,678	94,928	15,285	—	18,156	14,856	29,412
Printing fees	95,715	64,500	22,100	1,650	35,300	35,475	43,290
Custodian fees	72,745	12,050	54,000	4,850	40,000	237,800	12,750
Trustees’ fees and expenses (Note 2)	50,498	26,512	11,787	369	5,574	4,583	8,587
Transfer agent fees	27,389	15,917	15,917	15,917	15,917	15,917	15,917
Other	50,831	23,854	11,900	1,918	7,588	7,016	10,582

Subtotal	5,238,283	249,584	1,327,530	48,885	947,748	1,035,602	1,118,665
Fees waived and reimbursed by investment adviser (Note 2)	(161,663)	(36,506)	(39,052)	(42,666)	(85,256)	(76,115)	(76,841)
Fees waived by Fund’s administrator (Note 2)	(1,000)	(1,000)	(1,000)	(1,000)	(1,000)	(1,000)	(1,000)

Total net expenses	5,075,620	212,078	1,287,478	5,219	861,492	958,487	1,040,824

Net Investment Income/(Loss)	4,430,586	5,333,579	5,231,099	170,976	(695,456)	223,495	1,015,053

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (Notes 1 and 4)
Net realized gain/(loss) from:
Investments	65,847,701	2,361,531	(35,246)	(168)	7,847,630	5,090,485	8,888,480
Distributions from underlying funds	—	4,127,440	—	—	—	—	—
Forward foreign currency exchange contracts and foreign currency transactions	—	—	71,970	—	—	8,811	—
Net change in unrealized appreciation/(depreciation) of:
Investments	9,832,622	16,239,954	(321,380)	357	(1,363,428)	4,462,308	5,944,182
Futures contracts	(7,322)	—	—	—	—	—	—
Forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	—	—	(100,095)	—	—	12,794	—

Net realized and unrealized gain/(loss) on investments, futures contracts and foreign currencies	75,673,001	22,728,925	(384,751)	189	6,484,202	9,574,398	14,832,662

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,103,587	$28,062,504	$4,846,348	$171,165	$5,788,746	$9,797,893	$15,847,715

^	For Balanced Fund represents dividend income from underlying affiliated funds.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF CHANGES IN NET ASSETS For the Year Ended December 31, 2006

	EQUITY FUND	BALANCED FUND		INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND

Operations:
Net investment income/(loss)	$4,430,586		$5,333,579	$5,231,099	$170,976	$(695,456)	$223,495	$1,015,053
Net realized gain/(loss) on investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions	65,847,701		6,488,971	36,724	(168)	7,847,630	5,099,296	8,888,480
Net change in unrealized appreciation/(depreciation) of investments, futures contracts, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	9,825,300		16,239,954	(421,475)	357	(1,363,428)	4,475,102	5,944,182

Net increase in net assets resulting from operations	80,103,587		28,062,504	4,846,348	171,165	5,788,746	9,797,893	15,847,715

Distributions to Shareholders From:
Net investment income	(4,626,832)		(8,760,781)	(5,235,652)	(171,089)	—	(360,613)	(1,008,469)
Net realized capital gains	(13,411,491)		(700,670)	(142,329)	—	—	—	(8,847,255)

Total distributions to shareholders	(18,038,323)		(9,461,451)	(5,377,981)	(171,089)	—	(360,613)	(9,855,724)

Capital Stock Transactions: (Dollars)
Shares sold	8,257,683		1,433,619	4,371,262	4,014,744	1,241,390	2,619,973	1,594,773
Shares issued as reinvestment of distributions	17,910,426		9,461,452	5,377,840	171,091	—	360,619	9,855,723
Shares redeemed	(65,751,815)		(25,899,608)	(7,370,102)	(2,943,470)	(5,490,112)	(3,081,184)	(5,733,472)

Net increase/(decrease) in net assets from capital stock transactions	(39,583,706)		(15,004,537)	2,379,000	1,242,365	(4,248,722)	(100,592)	5,717,024

Net increase in net assets	22,481,558		3,596,516	1,847,367	1,242,441	1,540,024	9,336,688	11,709,015

NET ASSETS:
Beginning of period	$505,499,117		$256,818,984	$127,380,135	$3,394,175	$52,654,626	$41,882,457	$79,445,304

End of period	$527,980,675		$260,415,500	$129,227,502	$4,636,616	$54,194,650	$51,219,145	$91,154,319

Undistributed net investment income/(loss)	$60,236	$	— $	5,149,128	$95,775	$—	$206,510	$1,015,001

Capital Share Transactions:
Shares sold	331,974		74,462	348,829	377,803	90,681	176,793	89,935
Shares issued as reinvestment of distributions	709,696		471,188	433,010	16,341	—	22,510	565,122
Shares redeemed	(2,745,218)		(1,329,300)	(593,544)	(278,394)	(405,939)	(213,287)	(326,714)

Net increase/(decrease) in shares outstanding	(1,703,548)		(783,650)	188,295	115,750	(315,258)	(13,984)	328,343

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST STATEMENT OF CHANGES IN NET ASSETS For the Year Ended December 31, 2005

	EQUITY FUND	BALANCED FUND	INCOME FUND	SHORT-TERM INVESTMENT FUND	SMALL CAP GROWTH FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND

Operations:
Net investment income/(loss)	$5,882,817	$1,571,619	$4,675,635	$95,889	$(490,618)	$334,357	$1,008,465
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	36,916,820	353,109	(89,429)	(1,230)	4,439,966	2,556,302	5,080,749
Net change in unrealized appreciation/(depreciation) of investments, forward foreign currency exchange contracts and other assets and liabilities denominated in foreign currencies	(13,852,675)	8,855,370	(2,015,853)	1,006	(2,228,190)	1,029,635	(2,191,740)

Net increase in net assets resulting from operations	28,946,962	10,780,098	2,570,353	95,665	1,721,158	3,920,294	3,897,474

Distributions to Shareholders From:
Net investment income	(5,622,866)	—	—	(8,531)	—	(16,849)	(2,066)

Total distributions to shareholders	(5,622,866)	—	—	(8,531)	—	(16,849)	(2,066)

Capital Stock Transactions:
(Dollars)
Shares sold	5,214,070	5,090,764	5,459,820	6,184,543	4,445,532	5,667,851	3,548,630
Shares issued as reinvestment of distributions	5,583,775	—	—	8,531	—	16,849	2,066
Shares redeemed	(63,650,512)	(28,539,929)	(8,207,247)	(6,067,801)	(9,798,125)	(6,981,689)	(8,336,750)

Net increase/(decrease) in net assets from capital stock transactions	(52,852,667)	(23,449,165)	(2,747,427)	125,273	(5,352,593)	(1,296,989)	(4,786,054)

Net increase/(decrease) in net assets	(29,528,571)	(12,669,067)	(177,074)	212,407	(3,631,435)	2,606,456	(890,646)

NET ASSETS:
Beginning of year	$535,027,688	$269,488,051	$127,557,209	$3,181,768	$56,286,061	$39,276,001	$80,335,950

End of year	$505,499,117	$256,818,984	$127,380,135	$3,394,175	$52,654,626	$41,882,457	$79,445,304

Undistributed net investment income/(loss)	$256,482	$1,571,619	$5,167,403	$95,888	$—	$268,598	$1,008,450

Capital Share Transactions:
Shares sold	245,311	283,938	445,363	604,963	372,829	469,302	231,865
Shares issued as reinvestment of distributions	248,278	—	—	825	—	1,289	127
Shares redeemed	(2,942,264)	(1,575,409)	(667,896)	(593,722)	(818,425)	(575,616)	(541,925)

Net increase/(decrease) in shares outstanding	(2,448,675)	(1,291,471)	(222,533)	12,066	(445,596)	(105,025)	(309,933)

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND FINANCIAL HIGHLIGHTS

    For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$22.35	$21.34	$19.63	$15.56	$19.57

Income/(loss) from investment operations:
Net investment income*	0.21	0.25	0.26	0.21	0.21
Net realized and unrealized gain/(loss) on investments and futures contracts	3.57	1.01	1.73	4.08	(4.01)

Total from investment operations	3.78	1.26	1.99	4.29	(3.80)

Less distributions:
Dividends from net investment income	(0.23)	(0.25)	(0.28)	(0.22)	(0.21)
Distributions from capital gains	(0.66)	—	—	—	—

Total distributions	(0.89)	(0.25)	(0.28)	(0.22)	(0.21)

Net asset value, end of period	$25.24	$22.35	$21.34	$19.63	$15.56

Total return[1,2]	16.92%	5.90%	10.15%	27.57%	(19.43)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$527,981	$505,499	$535,028	$531,511	$449,559
Operating expenses including reimbursement/waiver and excluding earnings credits	1.00%	0.86%	0.87%	0.87%	0.82%
Operating expenses excluding reimbursement/waiver and earnings credits	1.03%	0.93%	0.91%	0.91%	0.86%
Net investment income including reimbursement/waiver and excluding earnings credits	0.87%	1.15%	1.30%	1.17%	1.13%
Net investment income excluding reimbursement/waiver and earnings credits	0.84%	1.08%	1.26%	1.13%	1.09%
Portfolio turnover rate	135%	44%	35%	43%	36%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST BALANCED FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

    For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.72	$17.95	$17.02	$14.52	$16.34

Income/(loss) from investment operations:
Net investment income*	0.41	0.11	0.38	0.33	0.43
Net realized and unrealized gain/(loss) on investments	1.76	0.66	1.01	2.51	(1.79)

Total from investment operations	2.17	0.77	1.39	2.84	(1.36)

Less distributions:
Dividends from net investment income	(0.70)	—	(0.46)	(0.34)	(0.46)
Distributions from capital gains	(0.06)	—	—	—	—

Total distributions	(0.76)	—	(0.46)	(0.34)	(0.46)

Net asset value, end of period	$20.13	$18.72	$17.95	$17.02	$14.52

Total return[1,2]	11.59%	4.29%	8.18%	19.56%	(8.27)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$260,416	$256,819	$269,488	$270,261	$240,562
Operating expenses including reimbursement/waiver and excluding earnings credits†	0.08%	0.06%	0.04%	0.05%	0.04%
Operating expenses excluding reimbursement/waiver and earnings credits†	0.10%	0.06%	0.04%	0.05%	0.04%
Net investment income including reimbursement/waiver and excluding earnings credits†	2.09%	0.60%	2.20%	2.14%	2.77%
Net investment income excluding reimbursement/waiver and earnings credits†	2.07%	0.60%	2.20%	2.14%	2.77%
Portfolio turnover rate	4%	1%	6%	9%	13%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

†	These ratios do not include expenses from the underlying funds.
*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

    For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.40	$12.16	$12.26	$12.43	$12.30

Income/(loss) from investment operations:
Net investment income*	0.52	0.45	0.41	0.55	0.69
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.03)	(0.21)	0.19	0.35	0.42

Total from investment operations	0.49	0.24	0.60	0.90	1.11

Less distributions:
Dividends from net investment income	(0.52)	—	(0.47)	(0.33)	(0.57)
Distributions from capital gains	(0.01)	—	(0.23)	(0.74)	(0.41)

Total distributions	(0.53)	—	(0.70)	(1.07)	(0.98)

Net asset value, end of period	$12.36	$12.40	$12.16	$12.26	$12.43

Total return[1,2]	3.99%	1.97%	4.94%	7.25%	9.20%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$129,228	$127,380	$127,557	$125,148	$114,935
Operating expenses including reimbursement/waiver and excluding earnings credits	1.02%	0.95%	0.91%	0.89%	0.85%
Operating expenses excluding reimbursement/waiver and earnings credits	1.05%	1.00%	0.93%	0.93%	0.90%
Net investment income including reimbursement/waiver and excluding earnings credits	4.12%	3.64%	3.25%	4.25%	5.41%
Net investment income excluding reimbursement/waiver and earnings credits	4.09%	3.59%	3.23%	4.21%	5.36%
Portfolio turnover rate	421%	765%	595%	482%	316%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SHORT-TERM INVESTMENT FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.39	$10.11	$10.10	$10.09	$10.08

Income/(loss) from investment operations:
Net investment income*	0.49	0.29	0.13	0.12	0.18
Net realized and unrealized gain/(loss) on investments	— [1]	0.02	(0.01)	(0.02)	(0.01)

Total from investment operations	0.49	0.31	0.12	0.10	0.17

Less distributions:
Dividends from net investment income	(0.40)	(0.03)	(0.11)	(0.09)	(0.16)

Total distributions	(0.40)	(0.03)	(0.11)	(0.09)	(0.16)

Net asset value, end of period	$10.48	$10.39	$10.11	$10.10	$10.09

Total return[2],3	4.71%	3.02%	1.22%	1.03%	1.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,637	$3,394	$3,182	$4,843	$4,183
Operating expenses including reimbursement/waiver and excluding earnings credits	0.14%	0.20%	0.17%	0.17%	0.33%
Operating expenses excluding reimbursement/waiver and earnings credits	1.31%	1.21%	1.11%	1.07%	1.16%
Net investment income including reimbursement/waiver and excluding earnings credit	4.59%	2.87%	1.19%	1.16%	1.76%
Net investment income excluding reimbursement/waiver and earnings credits	3.42%	1.85%	0.25%	0.18%	0.93%
Portfolio turnover rate	0%	0%	0%	0%	0%

[1]	Less than 0.01 per share.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.78	$12.33	$11.81	$7.43	$12.15

Income/(loss) from investment operations:
Net investment loss*	(0.18)	(0.11)	(0.16)	(0.14)	(0.15)
Net realized and unrealized gain/(loss) on investments	1.64	0.56	0.68	4.52	(4.57)

Total from investment operations	1.46	0.45	0.52	4.38	(4.72)

Net asset value, end of period	$14.24	$12.78	$12.33	$11.81	$7.43

Total return[1,2]	11.42%	3.65%	4.40%	58.95%	(38.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,195	$52,655	$56,286	$57,193	$34,768
Operating expenses including reimbursement/waiver and excluding earnings credits	1.60%	1.66%	1.58%	1.66%	1.66%
Operating expenses excluding reimbursement/waiver and earnings credits	1.76%	1.73%	1.77%	1.79%	1.82%
Net investment loss including reimbursement/waiver and excluding earnings credits	(1.29)%	(0.94)%	(1.38)%	(1.52)%	(1.61)%
Net investment loss excluding reimbursement/waiver and earnings credits	(1.45)%	(1.01)%	(1.57)%	(1.65)%	(1.77)%
Portfolio turnover rate	240%	152%	96%	206%	234%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$13.11	$11.91	$10.91	$8.30	$10.52

Income/(loss) from investment operations:
Net investment income/(loss)*	0.07	0.10	0.03	0.05	(0.01)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	3.04	1.11	1.13	2.64	(2.21)

Total from investment operations	3.11	1.21	1.16	2.69	(2.22)

Less distributions:
Dividends from net investment income	(0.11)	(0.01)	(0.16)	(0.08)	—

Total distributions	(0.11)	(0.01)	(0.16)	(0.08)	—

Net asset value, end of period	$16.11	$13.11	$11.91	$10.91	$8.30

Total return[1,2]	23.76%	10.12%	10.61%	32.49%	(20.99)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$51,219	$41,882	$39,276	$35,741	$26,286
Operating expenses including reimbursement/waiver and excluding earnings credits	2.10%	1.71%	1.55%	1.46%	1.58%
Operating expenses excluding reimbursement/waiver and earnings credits	2.27%	1.80%	1.60%	1.51%	1.62%
Net investment income/(loss) including reimbursement/waiver and excluding earnings credits	0.49%	0.84%	0.26%	0.59%	(0.08)%
Net investment income/(loss) excluding reimbursement/waiver and earnings credits	0.32%	0.75%	0.21%	0.54%	(0.12)%
Portfolio turnover rate	103%	48%	161%	68%	139%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST SOCIALLY RESPONSIBLE FUND FINANCIAL HIGHLIGHTS - (CONTINUED)

For a Fund Share Outstanding Throughout Each Period.

	Year Ended December 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.21	$15.42	$13.79	$10.87	$12.75

Income/(loss) from investment operations:
Net investment income*	0.21	0.20	0.19	0.17	0.16
Net realized and unrealized gain/(loss) on investments	3.12	0.59	1.64	2.92	(1.88)

Total from investment operations	3.33	0.79	1.83	3.09	(1.72)

Less distributions:
Dividends from net investment income	(0.22)	— [1]	(0.20)	(0.17)	(0.16)
Distributions from capital gains	(1.89)	—	—	—	—

Total distributions	(2.11)	—	(0.20)	(0.17)	(0.16)

Net asset value, end of period	$17.43	$16.21	$15.42	$13.79	$10.87

Total return[2,3]	20.52%	5.13%	13.30%	28.45%	(13.48)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,154	$79,445	$80,336	$73,965	$58,960
Operating expenses including reimbursement/waiver and excluding earnings credits	1.23%	1.03%	1.01%	1.03%	0.99%
Operating expenses excluding reimbursement/waiver and earnings credits	1.32%	1.26%	1.21%	1.22%	1.19%
Net investment income including reimbursement/waiver and excluding earnings credits	1.20%	1.29%	1.35%	1.39%	1.35%
Net investment income excluding reimbursement/waiver and earnings credits	1.11%	1.06%	1.15%	1.20%	1.15%
Portfolio turnover rate	46%	28%	32%	37%	27%

[1]	Less than 0.01 per share.
[2]	Total return represents the total return for the period indicated.
[3]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

*	The selected per share data was calculated using the average shares outstanding method for the period.

See Notes to Financial Statements.

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS December 31, 2006

1. Significant Accounting Policies.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in 14 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund. These funds collectively are referred to as the “Funds.” Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from The Horace Mann Companies to Wilshire Associates Incorporated (the “Adviser”) on September 30, 2004. The financial statements for the 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund, and 2045 Moderate Fund are included in a separate annual report. Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Short-Term Investment Fund — primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

Small Cap Growth Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

International Equity Fund — long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security Valuation — A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, whose members include at least one representative of the Adviser who is an officer of the Trust and at least one portfolio management professional of the subadviser responsible for managing the portion of the Fund whose securities require a fair valuation determination. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee. Significant events include, but are not limited to the following: significant fluctuations in domestic markets,

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006 foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by PFPC Trust Company and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

Securities lending — The Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. PFPC Trust Company, the Funds’ custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at December 31, 2006, are shown on the Statements of Assets and Liabilities. The related income from securities loaned is reflected in the Statements of Operations.

Mortgage Dollar Rolls — The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund’s right to repurchase or resell securities may be limited.

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors’ exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

American Depository Receipts (ADR) — The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs.

Commission Credits — It is the policy of AllianceBernstein L.P., New York Life Investment Management LLC and Pzena Investment Management, LLC, subadvisers for the Equity Fund, to seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Fund part of the commissions paid. For the year ended December 31, 2006, credits paid and disclosed as realized gains were $1,170, for the Equity Fund.

Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Futures Contracts — A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

At December 31, 2006 the Income Fund had the following open forward currency contracts:

Foreign Currency	Local Currency	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation (Depreciation)
Short Contracts:
Australian Dollar	413,358	2/7/2007	$325,923	$(14,626)
Canadian Dollar	214,469	2/7/2007	184,129	6,350
Euro Currency	500,200	1/10/2007	660,695	(17,545)
Euro Currency	238,156	2/7/2007	314,995	(14,804)
New Zealand Dollar	523,279	1/10/2007	368,395	(24,587)

Long Contracts:
Euro Currency	500,200	1/10/2007	660,695	27,461
New Zealand Dollar	233,765	1/10/2007	164,574	3,569

Net Unrealized Depreciation				$(34,182)

Recent accounting pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the financial statements for a fiscal period.

2. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund — AllianceBernstein L.P., New York Life Investment Management LLC and Pzena Investment Management, LLC; Income Fund — Western Asset Management Company, Western Asset Management Limited and BlackRock Financial Management, Inc; International Equity Fund — The Boston Company Asset Management, LLC and PanAgora Asset Management, Inc.; Short-Term Investment Fund — Western Asset Management Company; Small Cap Growth Fund — BNY Asset Management and Copper Rock Capital Partners, LLC; Socially Responsible Fund — AllianceBernstein L.P.

Each subadviser’s fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006 of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser. Because the Adviser will pay each subadviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

For the year ended December 31, 2006, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Aggregate Fund Assets	Rate on Aggregate Fund Assets in Excess of $1 Billion
Equity Fund*	0.700%	0.600%
Balanced Fund**	0.550	0.450
Income Fund	0.550	0.450
Short-Term Investment Fund	0.275	0.175
Small Cap Growth Fund	1.150	1.150
International Equity Fund	1.000	0.900
Socially Responsible Fund	0.850	0.750

*	Prior to August 7, 2006, the Equity Fund paid the Adviser an advisory fee of 0.55% of the first $1 billion of aggregate Fund assets, and 0.45% on aggregate assets in excess of $1 billion.
**	The Balanced Fund operates under a “fund of funds” structure, primarily investing in shares of underlying funds. The Adviser receives directly from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds.

Wilshire has contractually agreed to reimburse each Fund for fees and expenses payable to the Funds’ third party service provider for regulatory and corporate administration, federal and state tax return completion, underwriting and transfer agency services, including, without limitation, any initial set-up charges, annual charges and out-of-pocket expenses through December 31, 2006.

For the year ended December 31, 2006, the Adviser voluntarily waived and contractually reimbursed fees in the amounts listed below.

Fund	Fees Voluntarily Waived	Fees Contractually Reimbursed
Equity Fund	$78,142	$83,521
Balanced Fund	—	36,506
Income Fund	13,365	25,687
Short-Term Investment Fund	27,376	15,290
Small Cap Growth Fund	65,737	19,519
International Equity Fund	57,228	19,283
Socially Responsible Fund	54,676	22,165

Affiliated Broker — For the year ended December 31, 2006, brokerage commissions paid on investment transactions in the Equity Fund amounted to $514,130. Amounts paid to Sanford C. Bernstein Co., an affiliate of the Fund’s subadviser for the Equity Fund was $5,703.

PFPC Inc. (“PFPC”) serves as the Fund’s administrator, accounting agent and transfer agent pursuant to a services agreement. For the year ended December 31, 2006, PFPC waived $7,000 in administration fees.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust’s Chief Compliance Officer (“CCO”). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO’s compensation, and the Adviser pays the remainder of such compensation. Effective January 1, 2006, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual Board member retainer of

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

$10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3. Distribution and Service Plan.

The Funds have adopted a Rule 12b-1 distribution plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Funds, PFPC Distributors, Inc. (the “Distributor”) receives a distribution fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund.

4. Security Transactions.

For the year ended December 31, 2006, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Equity Fund	$682,882,790	$736,326,395
Balanced Fund	11,093,395	26,122,240
Income Fund	35,107,585	21,245,607
Short-Term Investment Fund	—	—
Small Cap Growth Fund	127,619,866	129,697,656
International Equity Fund	46,409,463	52,415,143
Socially Responsible Fund	37,304,060	38,743,585

Purchases and sales of U.S. Government securities during the year ended December 31, 2006 were:

Fund	Purchases	Proceeds from sales
Income Fund	$568,394,319	$557,887,988

The cost, unrealized appreciation and depreciation for Federal tax purposes at December 31, 2006 for each Fund is as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized App/(Dep)
Equity Fund	$498,025,789	$75,486,014	$(24,081,132)	$51,404,882
Balanced Fund	231,182,135	29,271,305	—	29,271,305
Income Fund	149,181,717	1,533,606	(1,304,731)	228,875
Short-Term Investment Fund	3,373,925	254	(455)	(201)
Small Cap Growth Fund	59,298,484	6,031,709	(2,179,038)	3,852,671
International Equity Fund	41,302,796	9,718,634	(188,144)	9,530,490
Socially Responsible Fund	96,966,681	18,547,222	(1,369,257)	17,177,965

5. Significant Shareholder Activity.

On December 31, 2006, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
Equity Fund (2 omnibus shareholders)	92%
Balanced Fund (1 omnibus shareholder)	100%
Income Fund (2 omnibus shareholders)	100%
Short-Term Investment Fund (1 omnibus shareholder)	100%
Small Cap Growth Fund (1 omnibus shareholder)	100%
International Equity Fund (1 omnibus shareholder)	100%
Socially Responsible Fund (1 omnibus shareholder)	100%

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

6. Tax Information.

No provision for Federal income taxes is required since each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2006, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31
	2010	2012	2013	2014
Short-Term Investment Fund	—	$586	$1,230	$168
Small Cap Growth Fund	$9,529,407	—	—	—
International Equity Fund	3,823,778	—	—	—

The following capital loss carryforwards were utilized in the current year:

Fund
Equity Fund	$58,570,065
Balanced Fund	5,751,560
Small Cap Growth Fund	7,671,860
International Equity Fund	4,979,592

The tax character of distributions paid were:

Fund	2006 Ordinary Income	2006 Capital Gains	2005 Ordinary Income
Equity Fund	$4,626,832	$13,411,491	$5,622,866
Balanced Fund	8,760,781	700,670	—
Income Fund	5,294,611	83,370	—
Short-Term Investment Fund	171,089	—	8,531
International Equity Fund	360,613	—	16,849
Socially Responsible Fund	1,193,995	8,661,729	2,066

At December 31, 2006, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

	Equity Fund	Balanced Fund	Income Fund	Short-Term Investment Fund	Small Cap Growth Fund	International Equity Fund	Socially Responsible Fund
Undistributed ordinary income/(loss)	$60,236	—	$5,114,946	$95,775	—	$377,897	$1,015,001
Accumulated capital gain/(loss)	1,131,833	—	—	(1,984)	$(9,529,407)	(3,823,778)	3,711,346
Unrealized appreciation/(depreciation)	51,404,882	$29,271,305	169,526	(201)	3,852,671	9,538,984	17,177,965

Total accumulated earnings/(loss)	$52,596,951	$29,271,305	$5,284,472	$93,590	$(5,676,736)	$6,093,103	$21,904,312

The differences between book and tax-basis unrealized appreciation/depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds as well as PFIC mark-to-market on the Income Fund.

7. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include: foreign currency capital gain/(loss) to ordinary income, foreign bond bifurcation, recharacterization of distributions, excess distributions not exceeding current year earnings and profits, PFIC capital gain to ordinary income and the write off of net operating loss to paid-in-capital.

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2006, the reclassifications were as follows:

Fund	Increase/Decrease Paid-in Capital	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Realized Capital Gains
Balanced Fund	$(1,855,583)	$1,855,583	—
Income Fund	705	(13,722)	$13,017
Small Cap Growth Fund	(695,456)	695,456	—
International Equity Fund	—	75,030	(75,030)
Socially Responsible Fund	—	(33)	33

8. Indemnifications.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

WILSHIRE VARIABLE INSURANCE TRUST SPECIAL MEETING OF SHAREHOLDERS

On August 4, 2006, a Special Meeting of Shareholders of the Trust was held. Shareholders of record on June 9, 2006 were entitled to vote on the proposal described below:

1. To approve an amendment to the investment advisory agreement for the Equity Fund.

	Number of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	10,955,749	51.98%	78.14%
Withhold	2,384,649	11.09%	17.01%
Abstain	680,326	3.16%	4.85%

Total	14,020,724	65.23%	100.00%

2. To approve a change in the fundamental investment policy of each of the Equity Fund and Income Fund to allow each Fund to engage in securities lending.

Equity Fund	Number of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	11,095,660	51.60%	79.14%
Withhold	2,232,885	10.38%	15.92%
Abstain	692,179	3.22%	4.94%

Total	14,020,724	65.20%	100.00%

Income Fund	Number of Shares	% of Outstanding Shares	% of Shares Voted
Affirmative	7,464,477	73.28%	73.29%
Withhold	2,424,439	23.80%	23.81%
Abstain	295,305	2.90%	2.90%

Total	10,184,221	99.98%	100.00%

WILSHIRE VARIABLE INSURANCE TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Wilshire Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Fund, Balanced Fund, Income Fund, Short-Term Investment Fund, Small Cap Growth Fund, International Equity Fund, and Socially Responsible Fund (constituting Wilshire Variable Insurance Trust, hereafter referred to as the “Trust”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 28, 2007

WILSHIRE VARIABLE INSURANCE TRUST ADDITIONAL FUND INFORMATION

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee(2)	Other Directorships Held By Trustee
NON-INTERESTED TRUSTEES

DeWitt F. Bowman, 76	Trustee	Since 2005	Principal, February 1994-Present, Pension Investment Consulting (pension consulting firm).	19	Sycuan Funds; Forward Funds; PCG Private Equity Fund; Brandes Institutional International Fund (registered investment companies); RREEF America REIT III; Director, 5/94-present, RREEF America REIT (real estate investment trusts); Pacific Gas & Electric Nuclear Decommissioning Trust (trust fund for decommissioning nuclear power plants); Wilshire Mutual Funds, Inc. (5 portfolios)

Roger A. Formisano, 58	Trustee	Since 2002	Vice President, University of Wisconsin Medical Foundation, 2006-Present; formerly Director, The Center for Leadership and Applied Business; UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	19	Integrity Mutual Insurance Company; Wilshire Mutual Funds, Inc. (5 portfolios)

Richard A. Holt, 65 (3)	Trustee	Since 1998	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management	19	Wilshire Mutual Funds, Inc. (5 portfolios)

Harriet A. Russell, 65	Trustee	Since 1996; Trustee of Predecessor Funds from 1974 to 1983 and 1992 to 1996	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School	19	Greater Cincinnati Credit Union Board, Wilshire Mutual Funds, Inc. (5 portfolios)

George J. Zock, 56	Trustee, Chairman of the Board	Since 1996; Trustee of Predecessor Funds from 1995 to 1996	Independent consultant; formerly consultant, Horace Mann Service Corporation (2004 to 2005); Formerly Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003)	19	Wilshire Mutual Funds, Inc. (5 portfolios)

WILSHIRE VARIABLE INSURANCE TRUST ADDITIONAL FUND INFORMATION

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee(2)	Other Directorships Held By Trustee
INTERESTED TRUSTEE AND OFFICERS

Lawrence Davanzo, 54(4)	Trustee, President	Since 2005	Senior Managing Director, Wilshire Associates Incorporated (since 2004); Managing Director, Guggenheim Partners (August 2004 to October 2004); Independent Investor (August 2001 to August 2004); President, Investor Force Securities (February 2000 to August 2001); Managing Director and Founder, Asset Strategy Consultants (investment consulting firm) (February 1991 to February 2000)	19	Wilshire Associates Incorporated; Wilshire Mutual Funds, Inc. (5 portfolios)

Scott Boroczi, 46	Vice President and Treasurer	Since 2005	Vice President, Wilshire Associates Incorporated (since 2005); Relationship Manager, Municipal Trustees Services, The Bank of New York Trust Company (1997 to 2005)	N/A	N/A

Helen Thompson, 39	Chief Compliance Officer and Secretary	Since 2004	Vice President, Wilshire Associates Incorporated (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited	N/A	N/A

(1)

Each Trustee serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal (as provided in the Trust’s Declaration of Trust) or retirement which takes effect no later that the May 1 following his or her 70th birthday. Mr. Bowman is exempt from this retirement provision and instead will retire when the Board finds a qualified replacement. Officers are elected by the Board of Trustees on an annual basis to serve until their successors are elected and qualified.

(2)	The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, including the five series of Wilshire Mutual Funds, Inc.
(3)	Mr. Holt employs AllianceBernstein, subadviser to the Equity Fund and the Socially Responsible Fund, to manage assets that he controls.
(4)	Mr. Davanzo is an interested Trustee of the Trust due to his position with the Adviser.

The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

WILSHIRE VARIABLE INSURANCE TRUST ADDITIONAL FUND INFORMATION

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Form N-Q will be available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE VARIABLE INSURANCE TRUST TAX INFORMATION (Unaudited)

Of the distributions made by the following Funds, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Fund	Percentage
Equity Fund	100.00%
Balanced Fund	39.49%
Income Fund	0.38%
International Equity Fund	20.43%
Socially Responsible Fund	100.00%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Funds listed below designate the following percentages of their income dividends distributed in 2005 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Fund	Percentage
Equity Fund	100.00%
Balanced Fund	39.49%
Income Fund	0.38%
International Equity Fund	100.00%
Socially Responsible Fund	100.00%

The Funds designate long-term capital gain distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows:

Fund
Equity Fund	$13,411,491
Balanced Fund	700,670
Income Fund	83,370
Socially Responsible Fund	8,661,729

WILSHIRE VARIABLE INSURANCE TRUST BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

During the six months ended December 31, 2006, the Board of Trustees (the “Board”) of Wilshire Variable Insurance Trust (the “Trust”) approved the renewal for additional one-year terms of the Trust’s advisory agreement with Wilshire Associates Incorporated (“Wilshire”) on behalf of the Equity Fund, Socially Responsible Fund, Small Cap Growth Fund, Income Fund, International Equity Fund, Balanced Fund and Short-Term Investment Fund (the “Funds”) and Wilshire’s subadvisory agreements with each of the following subadvisers: AllianceBernstein L.P. (Socially Responsible Fund), BlackRock Financial Management, Inc. (Income Fund), Western Asset Management Company (Income Fund and Short-Term Investment Fund), Western Asset Management Company Limited (Income Fund) and The Boston Company Asset Management, LLC (International Equity Fund). In the following text, the subadvisers are referred to as “Subadvisers” and the Advisory Agreement with Wilshire and the Subadvisory Agreements between Wilshire and each Subadviser are referred to as “Advisory Agreements.”

The information in this summary outlines the Board’s considerations associated with its approval of each of the Advisory Agreements. In connection with its deliberations regarding the continuation of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services performed by Wilshire and the Subadvisers under the existing advisory and subadvisory arrangements; comparative fees and expense ratios as prepared by an independent provider (Lipper Inc.); the profits to be realized by Wilshire and the Subadvisers; the extent to which Wilshire and the Subadviser realize economies of scale as a Fund grows; and whether any fall-out benefits are being realized by Wilshire and the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”) discussed the renewal of the Advisory Agreements with management and in private sessions with counsel at which no representatives of Wilshire or the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve renewal of the Advisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Trustees, considered the renewal of the Advisory Agreement with Wilshire pursuant to a process that concluded at the Board’s August 15, 2006 and November 10, 2006 meetings, and the renewal of the Subadvisory Agreements pursuant to a process that concluded at the Board’s August 15, 2006 meeting, in each case following an extensive process. At the direction of the Independent Trustees, counsel to the Trust and the Independent Trustees sent memoranda to the Adviser requesting information regarding the Advisory Agreements to be provided to the Trustees in advance of a meeting of the Contract Review Committee (which is comprised of all the Independent Trustees) held on August 14, 2006 and November 9, 2006, as applicable. Based upon a review of such information, counsel sent follow-up memoranda, on behalf of the Independent Trustees, requesting additional information to be considered at the August 14, 2006 and November 9, 2006 meetings.

In response to the requests for information, the Trustees received information from the Adviser as to each of the Funds describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund as provided by Lipper Inc., (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies as provided by Lipper Inc., and (vii) benefits realized by the Adviser from its relationship with each Fund. The Trustees also received information from each Subadviser as to each Fund it managed describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid to other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

WILSHIRE VARIABLE INSURANCE TRUST BOARD APRROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Following the receipt of all information, the Contract Review Committee met on August 14, 2006 and November 9, 2006 to discuss the information provided. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each Fund to renew each of the agreements and recommended to the Board that the Advisory Agreement and each Subadvisory Agreement be renewed. At its meetings on August 15, 2006 and November 10, 2006, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services — Wilshire

As to the Advisory Agreement with Wilshire, with respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the functions performed by the Adviser, noting that the Adviser performs administrative functions on behalf of the Funds and engages and oversees Subadvisers to manage the assets of the Funds, except for the Balanced Fund, which has a fund-of-funds structure whereby it invests in shares of certain of the Funds. The Board considered the experience and skills of the senior management leading fund operations, the experience and skills of the personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. The Board also considered the compliance programs established by the Adviser and the level of compliance maintained for the Funds. The Board concluded that appropriate resources were being provided under the agreement to administer the Trust’s affairs. The Board reviewed the processes used by the Adviser to select, monitor and replace subadvisers. The Board concluded that the Adviser was successful in negotiating favorable subadvisory agreements on behalf of the Funds. The Board concluded that the Adviser had a robust system in place for selecting, monitoring and terminating subadvisers. The Board also reviewed the Adviser’s financial condition, and considered the financial support provided by the Adviser to the Trust pursuant to an Expense Reimbursement Agreement through December 31, 2006. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund are satisfactory.

The Board reviewed information on the performance of each Fund for one, three and five year periods, along with performance information of a relevant securities index, a peer group of funds from Lipper’s database (where applicable) and a peer universe of funds from Lipper’s database. For the Socially Responsible Fund, the Board determined that performance was satisfactory, noting that the Fund’s performance was competitive as compared to its Lipper peer group and peer universe, and that over certain periods it had outperformed its benchmark. For the Short-Term Investment Fund, the Board determined that performance was satisfactory, noting that the Fund’s performance was competitive as compared to its Lipper peer group and peer universe for the one- and three-year periods, and that it had outperformed or performed in line with its benchmark. For the Balanced Fund, the Board determined that performance was satisfactory, noting that the Fund’s performance was competitive as compared to its Lipper peer universe for the one- and three-year periods, and that it outperformed its benchmark. For the Equity Fund, the Board determined that performance was satisfactory, noting that it outperformed its Lipper peer group and peer universe and its benchmark. For the Income Fund, the Board determined that performance was satisfactory, noting that the Fund’s performance was within a competitive range in comparison to its Lipper peer group and to its peer universe over longer term periods, and that it had outperformed or performed in line with its benchmark. For the Small Cap Growth Fund, the Board noted that remedial steps had been taken to address longer-term underperformance and that the Fund’s performance was competitive as compared to it Lipper peer group and peer universe for the one-year period and that for the same period, the Fund’s performance was in line with its benchmark. The Board noted the steps taken to address the investment performance of the International Equity Fund, and concluded that the steps taken were reasonably designed to address performance issues.

Advisory Fees

The Board reviewed each Fund’s advisory fee and total expense ratio and reviewed information comparing the advisory fee and total expense ratio to those of a peer group of funds. The Board determined that the advisory fee and expense ratio for each Fund were within a competitive range. Although the Board noted that the Socially Responsible Fund, Small Cap Growth Fund and International Equity Fund have relatively high contractual advisory fees in comparison to their Lipper peer groups, the Board recognized that the advisory fees charged to the Funds are primarily driven by the subadvisory fees paid, which the Board concluded were at competitive levels. The Board also noted that shareholders recently approved a new advisory fee schedule for the Equity Fund. The Board noted that higher advisory fees provide the Adviser with greater flexibility when selecting subadvisers, which is of significant value given the manager of managers format of the Funds. The Board had also been advised by the Adviser that over longer term periods there is generally a positive correlation

WILSHIRE VARIABLE INSURANCE TRUST BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

between higher advisory fees and superior investment performance. In addition, the Board noted that pursuant to the Trust’s current arrangement with the Adviser, the Adviser voluntarily waives a portion of its advisory fees with respect to the Small Cap Growth Fund, the International Equity Fund and the Short-Term Investment Fund and voluntarily reimburses certain expenses for the Short-Term Investment Fund. As to total expenses, the Board noted that total expenses are influenced by the small size of the complex. The Board received information regarding fees charged by the Adviser to other registered investment companies advised by the Adviser and similar to certain Funds and determined such fees were comparable to those of the applicable Funds. The Board concluded that the advisory fee for each Fund was reasonable and appropriate in amount.

Profitability to Wilshire and Economies of Scale

With respect to the profitability of the Advisory Agreement, the Board primarily considered the fee structure of the Advisory Agreement, including the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds. The Board concluded that the profits realized by the Adviser were reasonable in comparison with the costs of providing investment advisory services to the Funds. In addition, the Board considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reasonably reflect economies of scale for the benefit of shareholders. The Board reviewed each Fund’s asset size, each Fund’s expense ratio, the expense waivers currently in place and whether the investment process produced economies of scale. The Board noted that the advisory fee for all Funds other than the Small Cap Growth Fund include a breakpoint. The Board concluded that each Fund’s advisory fee reasonably reflected all available economies of scale.

Fall-Out Benefits - Wilshire

The Board considered the nature and amount of any benefits derived by the Adviser from its relationship with the Funds. The Board determined that the advisory fees were reasonable in light of these fall-out benefits.

Nature, Extent and Quality of Services - Subadvisers

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadviser’s compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Adviser’s oversight program, which concluded that each Subadviser was providing reasonable services and recommended that each Subadvisory Agreement for each Fund be continued.

Based upon all relevant factors, the Board concluded that the investment performance of each Subadviser (with the exception of The Boston Company with respect to the International Equity Fund) met or exceeded acceptable levels of investment performance and, therefore, was satisfactory. The Board noted The Boston Company’s underperformance was modest and that steps had been taken to address the investment performance of The Boston Company, and concluded that the steps taken were reasonably designed to address performance issues.

Subadvisory fees

The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees, and that the aggregate advisory fee was deemed reasonable by the Board.

For the Subadvisers that reported fees for “Other Clients” with comparable investment policies and services, the Board noted that most Subadvisers did not charge higher fees to the Adviser for the Funds than was charged to their Other Clients. For those Subadvisers where the fees charged to the Adviser were higher than that charged to Other Clients, the Board determined that the fees charged to the Adviser were generally competitive.

Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.

WILSHIRE VARIABLE INSURANCE TRUST BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS (Continued)

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the various Subadvisers were limited due to the size of the Funds. Accordingly, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers was not unreasonable.

Economies of Scale - Subadvisers

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits - Subadvisers

The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices and, if applicable, use of affiliated brokerage. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of each Fund.

WILSHIRE VARIABLE INSURANCE TRUST ANNUAL REPORT December 31, 2006

Wilshire Variable Insurance Trust
Equity Fund	Small Cap Growth Fund
Balanced Fund	International Equity Fund
Income Fund	Socially Responsible Fund
Short Term Investment Fund

Board Of Trustees
DeWitt F. Bowman	Harriet A. Russell
Roger A. Formisano	Lawrence E. Davanzo
Richard A. Holt	George J. Zock
Chairman of the Board

Officers of the Funds
Lawrence E. Davanzo	Scott Boroczi
President	Vice President and Treasurer
Helen Thompson
Secretary and Chief Compliance Officer

Administrator and Transfer Agent
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA 19153

Independent Auditors
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Investment Subadvisers
AllianceBernstein L.P.
767 Fifth Avenue
New York, NY 10153

BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154-0010

BNY Asset Management
1633 Broadway, 13th Floor
New York, NY 10019

Investment Subadvisers (continued)
The Boston Company Asset Management, LLC
One Boston Place
Boston, Massachusetts 02108

Copper Rock Capital Partners, LLC
200 Clarendon Street
Boston, MA 02116

New York Life Investment Management LLC
51 Madison Avenue
New York, NY 15258

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, MA 02110

Pzena Investment Management, LLC
120 West 45th Street
New York, NY 10036

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

1

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WVIAR1206

Shares of the Wilshire Variable Insurance Trust are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Trust’s shares only if accompanied or preceded by the Trust’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by PFPC Distributors, Inc.

Dear Shareholders:

We are pleased to present this annual report to all shareholders of the Wilshire Variable Insurance Trust (the “Trust”) Target Maturity Funds (the “Funds”). This report covers the period from May 1, 2006, to December 31, 2006 (the “Period”), for the 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund.

A disciplined approach to investing is the hallmark of Wilshire Associates’ management of the Wilshire Variable Insurance Trust. We are committed to providing retirement investing through investment vehicles that address the importance of diversification and asset allocation.

In our management of the Trust, Wilshire monitors each of the Funds to ensure investor assets are diversified across asset classes. We strive to provide you with diversified investment options and appreciate your continued confidence in our work as you plan for retirement.

Discussion of the Capital Markets in 2006

The U.S. stock market posted its fourth consecutive annual advance in 2006, with the Dow Jones Wilshire 5000 Index up 15.77%. A fifth straight year of double-digit corporate earnings growth and an active mergers and acquisitions environment, fueled in large part by record levels of private equity buyouts, encouraged equity investors to push stocks higher.

Despite concerns of volatile energy prices, higher short-term interest rates, and declining home building activities, investors benefited from a strong 4th quarter rally in the broad U.S. equity market. The market rose 7.2% in the last three months of the year, the strongest quarterly return in two years.

The U.S. equity market advance was led by small cap stocks, whose outperforming trend against large cap stocks was extended to eight consecutive years. The Dow Jones Wilshire Small Cap Index returned 16.99% for the year, outperforming the Dow Jones Wilshire Large Cap Index by 1.37% for the same period. The investment environment for growth investors remained challenging. Health Care and technology, the traditional growth sectors of the economy lagged behind the more cyclical sectors of Energy and Materials. As a result, the 9.71% return of the Dow Jones Wilshire Top 2500 Growth Index trailed the Dow Jones Wilshire Top 2500 Value Index by 11.93% for the year.

The bond market returns improved in 2006, returning 4.33% as compared to the 2.43% return from the previous year. Bond investors experienced positive returns during the second half of the year as the Fed paused from its interest rate tightening campaign and left short-term interest rates unchanged. Raising the key Fed Funds rate four times in the first six months of the year by a total of 1% from 4.25% to 5.25%, the Fed refrained from further rate hikes for the rest of the year on concerns of a rapidly slowing economy. The stability in short-term interest rates served as a catalyst for positive bond returns in the latter part of the year.

International equities continued the out-performance against U.S. equities for the fourth consecutive year. Measured in U.S. dollar terms, the MSCI AC World ex. U.S. Index returned 26.65% for the year, handily outpacing the 15.77% return for the Dow Jones Wilshire 5000 Index. Strong economic growth and higher energy prices boosted returns of emerging markets around the globe. Emerging markets, as measured by the MSCI Emerging Market Index, advanced 32.16% for the year. U.S. GDP growth slowed progressively during the year. Latest GDP figures showed annualized growth in GDP of 2.0% for the 3rd quarter of 2006, lower than the 5.6% and 2.6% annualized growth figures recorded for the 1st and 2nd quarters of the year, respectively. Data from the U.S. Department of Labor suggested further strengthening of the labor market. Non-farm payroll increased by 167,000 in December; and the unemployment rate fell from 4.9% to 4.5% over the year. The Consumer Price Index climbed 2.5% for the year, the best showing since 2003 and nearly a full percentage point lower than the 3.4% jump in 2005. The CPI report showed that core inflation, which excludes energy and food costs, rose 2.6% in 2006, compared with 2.2% gains in both 2004 and 2005. It was the highest increase since a 2.7% jump in 2001.

We thank our loyal shareholders for their business and ongoing support. Thank you for your continued confidence in Wilshire Associates.

Sincerely,

Lawrence E. Davanzo, President

1

WILSHIRE VARIABLE INSURANCE TRUST 2010 AGGRESSIVE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	5.40	%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2010 Aggressive Fund

and the Blended Benchmark from 05/01/06 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 40% S&P 500 Index, 8% Russell 2000 Growth Index, 16% MSCI EAFE Index, 17% Lehman Brothers Aggregate Bond Index and 19% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.
*	Not Annualized.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 89.17% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

2

WILSHIRE VARIABLE INSURANCE TRUST 2010 AGGRESSIVE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2010 Aggressive Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Aggressive Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2010 Aggressive Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Aggressive Fund returned 5.40% for the eight-month period ended December 31, 2006 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as the global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors. Over the Period, the Fund maintained approximately 65% of its assets in a diversified portfolio of domestic and international equities while investing the remaining 35% of its assets in high credit-quality intermediate-term and short-term bonds.

The 2010 Aggressive Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2010 Aggressive Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2010 Aggressive Fund. The 2010 Aggressive Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

3

WILSHIRE VARIABLE INSURANCE TRUST 2010 MODERATE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	4.70	%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2010 Moderate Fund

and the Blended Benchmark from 05/01/06 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.
(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 25% S&P 500 Index, 6% Russell 2000 Growth Index, 10% MSCI EAFE Index, 22% Lehman Brothers Aggregate Bond Index and 37% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 56.49% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

4

WILSHIRE VARIABLE INSURANCE TRUST 2010 MODERATE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2010 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2010 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Moderate Fund returned 4.70% for the eight-month period ended December 31, 2006 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as the global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors. Investors’ objectives of seeking current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 57% of its assets in high-credit quality intermediate-term and short-term bond investments while investing the remaining 43% in diversified domestic and international equities.

The 2010 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2010 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2010 Moderate Fund. The 2010 Moderate Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

5

WILSHIRE VARIABLE INSURANCE TRUST 2010 CONSERVATIVE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	4.60	%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2010 Conservative Fund

and the Blended Benchmark from 05/01/06 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.
(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 12% S&P 500 Index, 2% Russell 2000 Growth Index, 7% MSCI EAFE Index, 35% Lehman Brothers Aggregate Bond Index and 44% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 30.19% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

6

WILSHIRE VARIABLE INSURANCE TRUST 2010 CONSERVATIVE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2010 Conservative Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Conservative Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2010 Conservative Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2010 Conservative Fund returned 4.60% for the eight-month period ended December 31, 2006 (the “Period”). The Fund’s investment in fixed income provided steady and stable income returns to investors. The Fund’s small allocations to the globally balanced equity markets added to its return as equity returns far exceeded the returns from bonds for the Period. For conservative investors seeking current income and preservation of capital, the Fund maintained approximately 80% of its assets in high-credit quality intermediate-term and short-term bond investments over the Period.

The 2010 Conservative Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2010 Conservative Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2010 Conservative Fund. The 2010 Conservative Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

7

WILSHIRE VARIABLE INSURANCE TRUST 2015 MODERATE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	5.40	%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2015 Moderate Fund

and the Blended Benchmark from 05/01/06 through12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.
(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 32% S&P 500 Index, 8% Russell 2000 Growth Index, 11% MSCI EAFE Index, 22% Lehman Brothers Aggregate Bond Index and 27% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 8.19% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

8

WILSHIRE VARIABLE INSURANCE TRUST 2015 MODERATE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2015 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2015 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2015 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2015 Moderate Fund returned 5.40% for the eight-month period ended December 31, 2006 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors. Investors’ objectives of seeking current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 49% of its assets in high-credit quality intermediate-term and short-term bond investments while investing the remaining 51% in diversified domestic and international equities.

The 2015 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2015 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2015 Moderate Fund. The 2015 Moderate Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

9

WILSHIRE VARIABLE INSURANCE TRUST 2025 MODERATE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	6.00	%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2025 Moderate Fund

and the Blended Benchmark from 05/01/06 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.
(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 42% S&P 500 Index, 9% Russell 2000 Growth Index, 11% MSCI EAFE Index, 20% Lehman Brothers Aggregate Bond Index and 18% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 12.22% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

10

WILSHIRE VARIABLE INSURANCE TRUST 2025 MODERATE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2025 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2025 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2025 Moderate Fund returned 6.00% for the eight-month period ended December 31, 2006 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as the global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors. Investors’ objectives of current income and capital appreciation are balanced in the Fund’s portfolio, which maintained approximately 38% of its assets in high-credit quality intermediate-term and short-term bond investments while investing the remaining 62% in diversified domestic and international equities.

The 2025 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2025 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2025 Moderate Fund. The 2025 Moderate Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

11

WILSHIRE VARIABLE INSURANCE TRUST 2035 MODERATE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	5.70	%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2035 Moderate Fund

and the Blended Benchmark from 05/01/06 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.
(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 57% S&P 500 Index, 13% Russell 2000 Growth Index, 12% MSCI EAFE Index, 10% Lehman Brothers Aggregate Bond Index and 8% Treasury Bill Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The Treasury Bill Index consists of U.S. Treasury Bills with 90 day maturities. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 60.99% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

12

WILSHIRE VARIABLE INSURANCE TRUST 2035 MODERATE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2035 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2035 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2035 Moderate Fund returned 5.70% for the eight-month period ended December 31, 2006 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as the global equity market’s return was strong for the Period. The Fund’s investment in fixed income provided steady and stable income returns to investors. Investors’ objectives of current income and capital appreciation are balanced in the Fund’s portfolio, which maintained 82% of its assets in a diversified portfolio of domestic and international equities while investing the remaining 18% of its assets in high-credit quality intermediate-term and short-term bonds over the Period.

The 2035 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2035 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2035 Moderate Fund. The 2035 Moderate Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

13

WILSHIRE VARIABLE INSURANCE TRUST 2045 MODERATE FUND COMMENTARY

Total Return
Inception (05/1/06) through 12/31/06	5.90%*

COMPARATIVE PERFORMANCE

Comparison of Change in Value of $10,000 Investment in the 2045 Moderate Fund

and the Blended Benchmark from 05/01/06 through 12/31/06.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all dividends and distributions. Annuity contract fees are not reflected in returns.

*	Not Annualized.
(1)	The Blended Benchmark is based on the Fund’s target allocation and is comprised of 70% S&P 500 Index, 13% Russell 2000 Growth Index, 15% MSCI EAFE Index and 2% Lehman Brothers Aggregate Bond Index. The S&P 500 Index is an index comprised of 500 U.S. stocks. The Russell 2000 Growth Index is an index comprised of the Russell 2000 Growth securities with a greater-than-average growth orientation. The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australia and the Far East. The Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. All indices are unmanaged. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

Since inception, certain fees and expenses were waived and reimbursed. For the period ended 12/31/06, fees totaling 71.31% of average net assets were waived and reimbursed. Without such waivers and reimbursements, total returns would have been lower.

14

WILSHIRE VARIABLE INSURANCE TRUST 2045 MODERATE FUND COMMENTARY - (Continued)

PORTFOLIO ALLOCATION**

(As of December 31, 2006)

The 2045 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2045 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2045 Moderate Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2045 Moderate Fund returned 5.90% for the eight-month period ended December 31, 2006 (the “Period”). The Fund benefited from its equity exposures to both domestic and international stocks as the global equity market’s return was strong for the Period. Over the Period, the Fund maintained consistent equity exposures to both domestic and international equities. It is expected, however, as the Fund moves closer to its targeted retirement or maturity date, its portfolio will gradually become less equity-oriented and more balanced with higher fixed income allocations.

The 2045 Moderate Fund attempts to achieve its objective by investing in other funds. You may invest in the underlying funds directly. By investing in the underlying funds indirectly through the 2045 Moderate Fund, you will incur not only the expenses of the underlying funds, but also the expenses of the 2045 Moderate Fund. The 2045 Moderate Fund is subject to the risks of the underlying funds it holds.

**	Based on percent of Fund’s total long-term investments’ market value.

15

WILSHIRE VARIABLE INSURANCE TRUST DISCLOSURE OF FUND EXPENSES For the Period July 1, 2006 through December 31, 2006

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

16

WILSHIRE VARIABLE INSURANCE TRUST DISCLOSURE OF FUND EXPENSES - (Continued) For the Period July 1, 2006 through December 31, 2006

	Beginning Account Value 7/1/2006	Ending Account Value 12/31/2006	Expense Ratio(1)(2)	Expenses Paid During Period 7/1/2006-12/31/2006(3)(4)
2010 Aggressive Fund
Actual Fund Return	$1,000.00	$1,081.00	0.50%	$2.64
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.56

2010 Moderate Fund
Actual Fund Return	$1,000.00	$1,063.00	0.50%	$2.62
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.56

2010 Conservative Fund
Actual Fund Return	$1,000.00	$1,050.20	0.50%	$2.60
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.56

2015 Moderate Fund
Actual Fund Return	$1,000.00	$1,074.40	0.50%	$2.62
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.55

2025 Moderate Fund
Actual Fund Return	$1,000.00	$1,086.10	0.50%	$2.64
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.56

2035 Moderate Fund
Actual Fund Return	$1,000.00	$1,094.20	0.50%	$2.65
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.56

2045 Moderate Fund
Actual Fund Return	$1,000.00	$1,107.80	0.50%	$2.67
Hypothetical 5% Return	$1,000.00	$1,022.67	0.50%	$2.56

(1)	The expense ratio does not include the expenses of the underlying funds. (2) Annualized, based on the fund’s expenses for the period.
(3)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(4)	Expenses shown do not include annuity contract fees.

17

WILSHIRE VARIABLE INSURANCE TRUST SCHEDULES OF INVESTMENTS	December 31, 2006

2010 Aggressive Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.1%
2,436	Wilshire Variable Insurance Trust Equity Fund*	$61,497
2,123	Wilshire Variable Insurance Trust Income Fund*	26,240
1,572	Wilshire Variable Insurance Trust International Equity Fund*	25,323
2,798	Wilshire Variable Insurance Trust Short-Term Investment Fund*	29,327
864	Wilshire Variable Insurance Trust Small Cap Growth Fund*	12,308

Total Investments in Underlying Funds (Cost $154,273)		154,695
Other Assets & Liabilities, Net — (0.1)%		(110)

NET ASSETS — 100.0%		$154,585

2010 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.0%
2,994	Wilshire Variable Insurance Trust Equity Fund*	75,565
5,437	Wilshire Variable Insurance Trust Income Fund*	67,200
1,932	Wilshire Variable Insurance Trust International Equity Fund*	31,124
10,748	Wilshire Variable Insurance Trust Short-Term Investment Fund*	112,644
1,277	Wilshire Variable Insurance Trust Small Cap Growth Fund*	18,182

Total Investments in Underlying Funds (Cost $305,576)		304,715
Other Assets & Liabilities, Net — 0.0%		(41)

NET ASSETS — 100.0%		$304,674

2010 Conservative Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.2%
2,160	Wilshire Variable Insurance Trust Equity Fund*	$54,521
12,792	Wilshire Variable Insurance Trust Income Fund*	158,113
2,050	Wilshire Variable Insurance Trust International Equity Fund*	33,020
18,967	Wilshire Variable Insurance Trust Short-Term Investment Fund*	198,771
646	Wilshire Variable Insurance Trust Small Cap Growth Fund*	9,203

Total Investments in Underlying Funds (Cost $458,050)		453,628
Other Assets & Liabilities, Net — (0.2)%		(890)

NET ASSETS — 100.0% $		452,738

2015 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.1%
24,447	Wilshire Variable Insurance Trust Equity Fund*	617,032
34,429	Wilshire Variable Insurance Trust Income Fund*	425,548
13,494	Wilshire Variable Insurance Trust International Equity Fund*	217,382
49,834	Wilshire Variable Insurance Trust Short-Term Investment Fund*	522,264
10,854	Wilshire Variable Insurance Trust Small Cap Growth Fund*	154,565

Total Investments in Underlying Funds (Cost $1,938,555)		1,936,791
Other Assets & Liabilities, Net — (0.1)%		(2,520)

NET ASSETS — 100.0%		$1,934,271

See Notes to Financial Statements.

18

WILSHIRE VARIABLE INSURANCE TRUST SCHEDULES OF INVESTMENTS - (Continued)	December 31, 2006

	2025 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.1%
22,762	Wilshire Variable Insurance Trust Equity Fund*	$574,511
22,222	Wilshire Variable Insurance Trust Income Fund*	274,660
9,534	Wilshire Variable Insurance Trust International Equity Fund*	153,587
23,587	Wilshire Variable Insurance Trust Short-Term Investment Fund*	247,194
8,664	Wilshire Variable Insurance Trust Small Cap Growth Fund*	123,373

Total Investments in Underlying Funds (Cost $1,364,584)		1,373,325
Other Assets & Liabilities, Net — (0.1)%		(1,674)

NET ASSETS — 100.0%		$1,371,651

	2035 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 100.0%
7,290	Wilshire Variable Insurance Trust Equity Fund*	184,009
2,622	Wilshire Variable Insurance Trust Income Fund*	32,410
2,461	Wilshire Variable Insurance Trust International Equity Fund*	39,646
2,474	Wilshire Variable Insurance Trust Short-Term Investment Fund*	25,928
2,940	Wilshire Variable Insurance Trust Small Cap Growth Fund*	41,859

Total Investments in Underlying Funds (Cost $321,427)		323,852
Other Assets & Liabilities, Net — 0.0%		(37)

NET ASSETS — 100.0%		$323,815

	2045 Moderate Fund

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 99.4%
7,934	Wilshire Variable Insurance Trust Equity Fund*	$200,262
465	Wilshire Variable Insurance Trust Income Fund*	5,744
2,724	Wilshire Variable Insurance Trust International Equity Fund*	43,880
2,618	Wilshire Variable Insurance Trust Small Cap Growth Fund*	37,282

Total Investments in Underlying Funds (Cost $283,979)		287,168
Other Assets & Liabilities, Net — 0.6%		1,647

NET ASSETS — 100.0%		$288,815

*	Affiliated fund.

See Notes to Financial Statements.

19

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF ASSETS AND LIABILITIES December 31, 2006

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
ASSETS:
Investments, at cost (Note 1)	$154,273	$305,576	$458,050	$1,938,555	$1,364,584	$321,427	$283,979

Investments, at value (Note 1),^ See accompanying schedules	$154,695	$304,715	$453,628	$1,936,791	$1,373,325	$323,852	$287,168
Foreign currency, at value
Receivable for Fund shares sold#	65	—	—	—	—	80	328
Due from Adviser (Note 2)	4,923	5,034	4,656	3,150	3,795	5,006	6,356
Dividends and interest receivable	33	33	42	295	113	33	31
Prepaid offering costs	1,421	1,421	1,421	1,421	1,421	1,421	1,421

Total Assets	161,137	311,203	459,747	1,941,657	1,378,654	330,392	295,304

LIABILITIES:
Payable for Fund shares redeemed#	—	14	493	910	448	—	—
Professional fees payable	3,196	3,193	3,188	3,145	3,167	3,195	3,196
Custody fees payable	2,303	2,270	2,277	2,283	2,339	2,330	2,241
Printing fees payable	499	499	498	495	496	499	499
Accrued expenses and other payables	554	553	553	553	553	553	553

Total Liabilities	6,552	6,529	7,009	7,386	7,003	6,577	6,489

NET ASSETS	$154,585	$304,674	$452,738	$1,934,271	$1,371,651	$323,815	$288,815

NET ASSETS consist of:
Undistributed accumulated net investment income	$2,662	$7,021	$13,557	$39,201	$23,344	$3,469	$2,212
Accumulated net realized gain on investments	3,130	1,880	1,908	26,277	17,244	4,178	4,701
Net unrealized appreciation/ (depreciation) of investments	422	(861)	(4,422)	(1,764)	8,741	2,425	3,189
Paid-in capital	148,371	296,634	441,695	1,870,557	1,322,322	313,743	278,713

NET ASSETS	$154,585	$304,674	$452,738	$1,934,271	$1,371,651	$323,815	$288,815

SHARES OUTSTANDING:
(Unlimited shares authorized, per fund)	14,662	29,099	43,270	183,591	129,415	30,642	27,279

NET ASSET VALUE:
(Offering and redemption price per share)	$10.54	$10.47	$10.46	$10.54	$10.60	$10.57	$10.59

^	Represents value of investments in affiliated funds.
#	Represents receivable/payable of affiliated funds.

See Notes to Financial Statements.

20

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF OPERATIONS For the Period May 1, 2006 through December 31, 2006

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
INVESTMENT INCOME:
Dividend income from underlying funds	$2,793	$7,252	$14,030	$40,724	$24,489	$3,682	$2,123
Interest	75	92	132	685	345	86	71

Total income	2,868	7,344	14,162	41,409	24,834	3,768	2,194

EXPENSES:
Investment advisory fees (Note 2)	144	226	423	1,546	1,043	210	179
Administration and Accounting fees (Note 2)	13,671	13,671	13,671	13,671	13,671	13,671	13,671
Professional fees	9,702	9,701	9,703	9,702	9,705	9,701	9,701
Custodian fees	4,673	4,540	4,575	4,721	4,769	4,600	4,443
Transfer agent fees (Note 2)	4,979	4,979	4,979	4,979	4,979	4,979	4,979
Offering costs	2,865	2,865	2,865	2,865	2,865	2,865	2,865
Printing fees	500	500	500	500	500	500	500
Trustees’ fees and expenses (Note 2)	20	20	20	20	20	20	20
Other	368	368	370	375	373	367	366

Subtotal	36,922	36,870	37,106	38,379	37,925	36,913	36,724
Fees waived and reimbursed by investment adviser (Note 2)	(25,270)	(25,101)	(25,055)	(24,725)	(24,989)	(25,168)	(25,023)
Fees waived by Fund’s administrator (Note 2)	(11,446)	(11,446)	(11,446)	(11,446)	(11,446)	(11,446)	(11,446)

Total net expenses	206	323	605	2,208	1,490	299	255

Net Investment Income	2,662	7,021	13,557	39,201	23,344	3,469	1,939

NET UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Notes 1 and 4)
Net realized gain/(loss) from:
Sales of investments in underlying funds	1,573	—	385	11,047	3,333	8	—
Distributions from underlying funds	1,557	1,880	1,523	15,230	13,911	4,170	4,701
Net change in unrealized appreciation/(depreciation) of: Investments in underlying funds	422	(861)	(4,422)	(1,764)	8,741	2,425	3,189

Net unrealized gain/(loss) on investments in underlying funds	3,552	1,019	(2,514)	24,513	25,985	6,603	7,890

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,214	$8,040	$11,043	$63,714	$49,329	$10,072	$9,829

See Notes to Financial Statements.

21

WILSHIRE VARIABLE INSURANCE TRUST STATEMENTS OF CHANGES IN NET ASSETS For the Period May 1, 2006 through December 31, 2006

	2010 AGGRESSIVE FUND	2010 MODERATE FUND	2010 CONSERVATIVE FUND	2015 MODERATE FUND	2025 MODERATE FUND	2035 MODERATE FUND	2045 MODERATE FUND
Operations:
Net investment income	$2,662	$7,021	$13,557	$39,201	$23,344	$3,469	$1,939
Net realized gain on investments and distributions from underlying funds	3,130	1,880	1,908	26,277	17,244	4,178	4,701
Net change in unrealized appreciation/(depreciation) of investments in underlying funds	422	(861)	(4,422)	(1,764)	8,741	2,425	3,189

Net increase in net assets resulting from operations	6,214	8,040	11,043	63,714	49,329	10,072	9,829

Capital Stock Transactions: (Dollars)
Shares sold	178,041	305,340	466,597	2,257,586	1,383,941	318,677	291,718
Shares redeemed	(29,670)	(8,706)	(24,902)	(387,029)	(61,619)	(4,934)	(12,732)

Net increase in net assets from capital stock transactions	148,371	296,634	441,695	1,870,557	1,322,322	313,743	278,986

Net increase in net assets	154,585	304,674	452,738	1,934,271	1,371,651	323,815	288,815

NET ASSETS:
Beginning of period	$—	$—	$—	$—	$—	$—	$—

End of period	$154,585	$304,674	$452,738	$1,934,271	$1,371,651	$323,815	$288,815

Undistributed net investment income	$2,662	$7,021	$13,557	$39,201	$23,344	$3,469	$2,212

Capital Share Transactions:
Shares sold	17,574	29,963	45,715	221,881	135,342	31,128	28,483
Shares redeemed	(2,912)	(864)	(2,445)	(38,290)	(5,927)	(486)	(1,204)

Net increase in shares outstanding	14,662	29,099	43,270	183,591	129,415	30,642	27,279

See Notes to Financial Statements.

22

WILSHIRE VARIABLE INSURANCE TRUST FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.

	For the Period May 1, 2006 to December 31, 2006
	2010 Aggressive Fund	2010 Moderate Fund	2010 Conservative Fund	2015 Moderate Fund	2025 Moderate Fund	2035 Moderate Fund	2045 Moderate Fund
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Income/(loss) from investment operations:
Net investment income*	0.44	0.75	0.77	0.61	0.54	0.40	0.26
Net realized and unrealized gain/(loss) on investments	0.10	(0.28)	(0.31)	(0.07)	0.06	0.17	0.33

Total from investment operations	0.54	0.47	0.46	0.54	0.60	0.57	0.59

Net asset value, end of period	$10.54	$10.47	$10.46	$10.54	$10.60	$10.57	$10.59

Total return[1,2]	5.40%	4.70%	4.60%	5.40%	6.00%	5.70%	5.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$155	$305	$453	$1,934	$1,372	$324	$289
Operating expenses including reimbursement/waiver†,**	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Operating expenses excluding reimbursement/waiver†,**	89.67%	56.99%	30.69%	8.69%	12.72%	61.49%	71.81%
Net investment income including reimbursement/waiver†,**	6.47%	10.85%	11.21%	8.87%	7.83%	5.78%	3.79%
Net investment income/(loss) excluding reimbursement/waiver†,**	(82.70)%	(45.64)%	(18.98)%	0.68%	(4.39)%	(55.21)%	(67.52)%
Portfolio turnover rate***	53%	0%	10%	55%	10%	4%	0%

[1]	Total return represents the total return for the period indicated.
[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

†	These ratios do not include expenses from the underlying funds.
*	The selected per share data was calculated using the average shares outstanding method for the period.
**	Annualized.
***	Non-annualized.

See Notes to Financial Statements.

23

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS December 31, 2006

1. Significant Accounting Policies.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in 14 separate investment portfolios. The portfolios presented in these financial statements are: 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund (collectively the “Funds”, each a “Fund” of the Trust). The Funds operate under a fund of funds structure and invest substantially all of their assets in other Funds of the Trust (“Underlying Funds”) according to an asset allocation strategy designed for investors planning to retire in certain target years. Sponsorship of the Trust (formerly Horace Mann Mutual Funds) transferred from The Horace Mann Companies to Wilshire Associates Incorporated (the “Adviser”) on September 30, 2004. Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account.

Fund Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Security Valuation — Investments by the Funds in Underlying Funds are valued at their net asset value as reported by the Underlying Funds.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Recent accounting pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is to be implemented no later than June 29, 2007, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

2. Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

For the period ended December 31, 2006, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreement, for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on Aggregate Fund Assets
2010 Aggressive Fund	0.35%
2010 Moderate Fund	0.35%
2010 Conservative Fund	0.35%
2015 Moderate Fund	0.35%
2025 Moderate Fund	0.35%

24

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

Fund	Rate on Aggregate Fund Assets
2035 Moderate Fund	0.35%
2045 Moderate Fund	0.35%

The Adviser has contractually agreed to waive fees and/or reimburse expenses through April 30, 2007, so that the total operating expenses for each Fund for this period will not exceed 0.50% (exclusive of underlying fund fees) (the “Expense Limitation”). Each Fund, for a period not to exceed three years from commencement of operations, will repay the Adviser any expenses in excess of the Expense Limitation, provided the Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation.

For the year ended December 31, 2006, the Adviser waived fees and reimbursed expenses in the amounts listed below.

Fund	Fees Waived/Reimbursed
2010 Aggressive Fund	$25,270
2010 Moderate Fund Fund	25,101
2010 Conservative Fund	25,055
2015 Moderate Fund	24,725
2025 Moderate Fund	24,989
2035 Moderate Fund	25,168
2045 Moderate Fund	25,023

Because the Underlying Funds have varied fee and expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

PFPC Inc. (“PFPC”) serves as the Fund’s administrator, accounting agent and transfer agent pursuant to a services agreement. PFPC has agreed to waive $80,122 of administration fees for the Funds for the period from May 1, 2006 to December 31, 2006.

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust’s Chief Compliance Officer (“CCO”). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO’s compensation, and the Adviser pays the remainder of such compensation. Effective January 1, 2006, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual Board member retainer of $10,000, an annual additional Board chair retainer of $16,000, a Board meeting fee of $1,500, a telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chair retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

3. Distribution and Service Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to PFPC Distributors, Inc. (the “Distributor”) to reimburse the Distributor for distribution and other services provided to shareholders. Currently, there is no expectation that the Target Maturity Funds will incur expenses for distribution and shareholder services.

4. Security Transactions.

For the period ended December 31, 2006, aggregate cost of purchases and proceeds from sales of Underlying Funds, were as follows:

Fund	Purchases	Proceeds from Sales
2010 Aggressive Fund	$184,642	$31,942
2010 Moderate Fund	305,576	—
2010 Conservative Fund	476,195	18,530
2015 Moderate Fund	2,292,304	364,797
2025 Moderate Fund	1,409,569	48,318

25

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED) DECEMBER 31, 2006

Fund	Purchases	Proceeds from Sales
2035 Moderate Fund	324,977	3,558
2045 Moderate Fund	283,979	—

The Federal tax cost, unrealized appreciation and depreciation at December 31, 2006 for each Fund is as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized App/(Dep)
2010 Aggressive Fund	$154,385	$2,006	$(1,696)	$310
2010 Moderate Fund	305,576	3,755	(4,616)	(861)
2010 Conservative Fund	458,108	4,153	(8,633)	(4,480)
2015 Moderate Fund	1,938,666	24,369	(26,244)	(1,875)
2025 Moderate Fund	1,364,599	22,583	(13,857)	8,726
2035 Moderate Fund	321,485	3,995	(1,628)	2,367
2045 Moderate Fund	283,979	3,362	(173)	3,189

5. Significant Shareholder Activity.

On December 31, 2006, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2010 Aggressive Fund (1 omnibus shareholder)	100%
2010 Moderate Fund (1 omnibus shareholder)	100%
2010 Conservative Fund (1 omnibus shareholder)	100%
2015 Moderate Fund (1 omnibus shareholder)	100%
2025 Moderate Fund (1 omnibus shareholder)	100%
2035 Moderate Fund (1 omnibus shareholder)	100%
2045 Moderate Fund (1 omnibus shareholder)	100%

6. Tax Information.

No provision for Federal income taxes is required since each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

At December 31, 2006, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

	2010 Aggressive Fund	2010 Moderate Fund	2010 Conservative Fund	2015 Moderate Fund	2025 Moderate Fund	2035 Moderate Fund	2045 Moderate Fund
Undistributed ordinary income/(loss)	$2,135	$4,809	$11,788	$48,147	$24,480	$1,323	—
Accumulated capital gain/(loss)	1,557	1,880	1,523	15,230	13,911	4,170	$4,701
Unrealized Appreciation/(Depreciation)	310	(861)	(4,480)	(1,875)	8,726	2,367	3,189
Other temporary items	2,212	2,212	2,212	2,212	2,212	2,212	2,212

Total accumulated income/(loss)	$6,214	$8,040	$11,043	$63,714	$49,329	$10,072	$10,102

The differences between book and tax-basis unrealized appreciation/depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds.

26

WILSHIRE VARIABLE INSURANCE TRUST NOTES TO THE FINANCIAL STATEMENTS - (continued) December 31, 2006

7. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2006, the reclassifications were as follows:

Fund	Decrease Paid-in Capital	Increase Undistributed Net Investment Income
2045 Moderate Fund	$(273)	$273

8. Indemnifications.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

27

WILSHIRE VARIABLE INSURANCE TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Wilshire Variable Insurance Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 2010 Aggressive Fund, 2010 Moderate Fund, 2010 Conservative Fund, 2015 Moderate Fund, 2025 Moderate Fund, 2035 Moderate Fund and 2045 Moderate Fund (constituting Wilshire Variable Insurance Trust, hereafter referred to as the “Trust”) at December 31, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 28, 2007

28

WILSHIRE VARIABLE INSURANCE TRUST ADDITIONAL FUND INFORMATION

A listing of the Trustees and Officers of the Trust, their ages and their principal occupations for the past five years is presented below. The address of each Trustee and Officer is 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401.

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee(2)	Other Directorships Held By Trustee
NON-INTERESTED TRUSTEES
DeWitt F. Bowman, 76	Trustee	Since 2005	Principal, February 1994-Present, Pension Investment Consulting (pension consulting firm).	19

Sycuan Funds; Forward Funds; PCG

Private Equity Fund; Brandes

Institutional International Fund

(registered investment companies);

RREEF America REIT III; Director,

5/94-present, RREEF America REIT

(real estate investment trusts);

Pacific Gas & Electric Nuclear

Decommissioning Trust (trust fund

for decommissioning nuclear power

plants); Wilshire Mutual Funds, Inc.

(5 portfolios)

Roger A. Formisano, 58	Trustee	Since 2002	Vice President, University of Wisconsin Medical Foundation, 2006-Present; formerly Director, The Center for Leadership and Applied Business; UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC.	19	Integrity Mutual Insurance Company; Wilshire Mutual Funds, Inc. (5 portfolios)

Richard A. Holt, 65	Trustee	Since 1998	Retired; formerly Senior Relationship Manager, Scudder Insurance Asset Management	19	Wilshire Mutual Funds, Inc. (5 portfolios)

Harriet A. Russell, 65	Trustee	Since 1996; Trustee of Predecessor Funds from 1974 to 1983 and 1992 to 1996	President, Greater Cincinnati Credit Union; formerly Vice President, Cincinnati Board of Education; formerly teacher, Walnut Hills High School	19	Greater Cincinnati Credit Union Board, Wilshire Mutual Funds, Inc. (5 portfolios)

George J. Zock, 56	Trustee, Chairman of the Board	Since 1996; Trustee of Predecessor Funds from 1995 to 1996	Independent consultant; formerly consultant, Horace Mann Service Corporation (2004 to 2005); Formerly Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003)	19	Wilshire Mutual Funds, Inc. (5 portfolios)

29

WILSHIRE VARIABLE INSURANCE TRUST Additional Fund Information

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios In Fund Complex Overseen By Trustee(2)	Other Directorships Held By Trustee
INTERESTED TRUSTEE AND OFFICERS

Lawrence Davanzo, 54(3)	Trustee, President	Since 2005	Senior Managing Director, Wilshire Associates Incorporated (since 2004); Managing Director, Guggenheim Partners (August 2004 to October 2004); Independent Investor (August 2001 to August 2004); President, Investor Force Securities (February 2000 to August 2001); Managing Director and Founder, Asset Strategy Consultants (investment consulting firm) (February 1991 to February 2000)	19	Wilshire Associates Incorporated; Wilshire Mutual Funds, Inc. (5 portfolios)

Scott Boroczi, 46	Vice President and Treasurer	Since 2005	Vice President, Wilshire Associates Incorporated (since 2005); Relationship Manager, Municipal Trustees Services, The Bank of New York Trust Company (1997 to 2005)	N/A	N/A

Helen Thompson, 39	Chief Compliance Officer and Secretary	Since 2004	Vice President, Wilshire Associates Incorporated (since 2003); Associate Director, First Quadrant, L.P. (2001 to 2003); Chief Investment Accountant, Financial Controller, Company Secretary, Associate Director, Compliance Officer (1996 to 2003), First Quadrant Limited	N/A	N/A

(1)

Each Trustee serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal (as provided in the Trust’s Declaration of Trust) or retirement which takes effect no later that the May 1 following his or her 70th birthday. Mr. Bowman is exempt from this retirement provision and instead will retire when the Board finds a qualified replacement. Officers are elected by the Board of Trustees on an annual basis to serve until their successors are elected and qualified.

(2)	The “Fund Complex” consists of all registered investment companies for which the Adviser serves as investment adviser, including the five series of Wilshire Mutual Funds, Inc.
(3)	Mr. Davanzo is an interested Trustee of the Trust due to his position with the Adviser.

The Trust’s Statement of Additonal Information includes additional information about the Trustees of the Trust and is available, without charge, upon request, by calling 1-888-200-6796.

30

WILSHIRE VARIABLE INSURANCE TRUST Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http:// www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Form N-Q will be available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

31

WILSHIRE VARIABLE INSURANCE TRUST ANNUAL REPORT December 31, 2006

Wilshire Variable Insurance Trust
2010 Aggressive Fund	2025 Moderate Fund
2010 Moderate Fund	2035 Moderate Fund
2010 Conservative Fund	2045 Moderate Fund
2015 Moderate Fund

Board Of Trustees
DeWitt F. Bowman	Harriet A. Russell
Roger A. Formisano	Lawrence E. Davanzo
Richard A. Holt	George J. Zock
Chairman of the Board

Officers of the Funds
Lawrence E. Davanzo	Scott Boroczi
President	Vice President and Treasurer
Helen Thompson
Secretary and Chief Compliance Officer

Administrator And Transfer Agent	Custodian
PFPC Inc.	PFPC Trust Company
760 Moore Road	The Eastwick Center
King of Prussia, PA 19406	8800 Tinicum Boulevard
Philadelphia, PA 19153

Investment Adviser	Independent Auditors
Wilshire Associates Incorporated	PricewaterhouseCoopers LLP
1299 Ocean Avenue	Two Commerce Square
Santa Monica, CA 90401-1085	2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

WTMFAR1206

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Roger A. Formisano, the Registrant’s audit committee financial expert, is “independent” for purposes of Item 3 to Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $181,200 for 2006 and $117,000 for 2005.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, tax planning and tax training are $30,800 for 2006 and $14,000 for 2005. Such services consisted of quarterly diversification review, annual distribution review and tax return review.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures.

Pursuant to Registrant’s Audit Committee Charter (the “Charter”), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant’s investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $190,325 for 2006 and $0 for 2005.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on August 13, 2004.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to the registrant’s Form N-CSR as filed with the SEC on March 7, 2006.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date March 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo
Lawrence E. Davanzo, President
(principal executive officer)

Date March 5, 2007

By (Signature and Title)*	/s/ Scott Boroczi
Scott Boroczi, Treasurer
(principal financial officer)

Date March 5, 2007

*	Print the name and title of each signing officer under his or her signature.